                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                         Van Kampen Life Invesment Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/07

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust Comstock Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2007.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000(R) Value Index and the Standard and Poor's 500 Index from 4/30/99 through 12/31/07 for Class I shares.
(LINE GRAPH)

                                                     VAN KAMPEN LIT
                                                   COMSTOCK PORTFOLIO       RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                   ------------------       ------------------------          -------------
4/99                                                      10000                       10000                       10000
                                                          10060                        9890                        9764
                                                          10070                       10177                       10306
                                                           9650                        9879                        9984
                                                           9380                        9513                        9934
                                                           9080                        9180                        9662
                                                           9490                        9709                       10274
                                                           9350                        9633                       10482
12/99                                                      9447                        9679                       11100
                                                           9213                        9363                       10542
                                                           8412                        8668                       10343
                                                           9397                        9725                       11354
                                                           9490                        9612                       11013
                                                           9983                        9713                       10787
                                                           9623                        9270                       11053
                                                           9777                        9386                       10880
                                                          10311                        9908                       11554
                                                          10671                        9999                       10944
                                                          11451                       10244                       10898
                                                          11379                        9864                       10039
12/00                                                     12260                       10358                       10088
                                                          12396                       10398                       10446
                                                          12208                       10109                        9494
                                                          11980                        9752                        8892
                                                          12817                       10230                        9583
                                                          13152                       10460                        9648
                                                          12848                       10228                        9413
                                                          12911                       10206                        9320
                                                          12325                        9797                        8737
                                                          11153                        9108                        8031
                                                          11363                        9029                        8184
                                                          11949                        9554                        8813
12/01                                                     11959                        9779                        8890
                                                          11969                        9704                        8760
                                                          11823                        9719                        8592
                                                          12406                       10179                        8915
                                                          11790                        9830                        8375
                                                          11769                        9879                        8313
                                                          10686                        9312                        7721
                                                           9583                        8446                        7119
                                                           9774                        8510                        7166
                                                           8660                        7564                        6387
                                                           9180                        8124                        6950
                                                          10103                        8636                        7359
12/02                                                      9657                        8261                        6926
                                                           9434                        8061                        6745
                                                           9264                        7846                        6644
                                                           9257                        7859                        6708
                                                           9987                        8551                        7261
                                                          10749                        9103                        7643
                                                          10932                        9217                        7741
                                                          11007                        9354                        7877
                                                          11318                        9500                        8031
                                                          11308                        9407                        7945
                                                          11727                        9983                        8395
                                                          11845                       10118                        8469
12/03                                                     12650                       10742                        8913
                                                          12961                       10931                        9077
                                                          13380                       11165                        9203
                                                          13085                       11067                        9064
                                                          12965                       10797                        8922
                                                          12976                       10907                        9044
                                                          13291                       11165                        9220
                                                          13106                       11008                        8915
                                                          13247                       11164                        8951
                                                          13616                       11337                        9048
                                                          13746                       11526                        9186
                                                          14419                       12108                        9558
12/04                                                     14896                       12514                        9883
                                                          14452                       12292                        9642
                                                          14842                       12699                        9845
                                                          14718                       12525                        9671
                                                          14559                       12300                        9487
                                                          14741                       12596                        9789
                                                          14752                       12734                        9803
                                                          15093                       13103                       10168
                                                          14968                       13046                       10075
                                                          14945                       13229                       10156
                                                          14843                       12893                        9987
                                                          15422                       13315                       10365
12/05                                                     15547                       13396                       10368
                                                          15729                       13917                       10643
                                                          15899                       14002                       10672
                                                          16007                       14191                       10805
                                                          16387                       14552                       10950
                                                          16130                       14184                       10635
                                                          16154                       14275                       10649
                                                          16350                       14622                       10715
                                                          16644                       14867                       10970
                                                          17049                       15163                       11252
                                                          17478                       15659                       11619
                                                          17588                       16017                       11840
12/06                                                     18078                       16376                       12006
                                                          18409                       16586                       12187
                                                          18029                       16327                       11949
                                                          18269                       16580                       12083
                                                          19036                       17192                       12618
                                                          19585                       17813                       13058
                                                          19202                       17396                       12841
                                                          18295                       16592                       12443
                                                          18550                       16778                       12630
                                                          18808                       17354                       13102
                                                          18923                       17356                       13310
                                                          18374                       16508                       12754
12/07                                                     17709                       16348                       12665

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                 since 04/30/99         since 09/18/00

 Since Inception                    6.81%                  7.21%
 5-year                            12.89                  12.62
 1-year                            -2.04                  -2.33
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains.

The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. The S&P 500(R) Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

Despite the strong performance of the broad stock market in the first half of the year, rising uncertainties about economic conditions dampened performance in the second half of the year. Investors worried about how well the U.S. economy would weather ever-higher oil prices, a weakening housing market and slackening consumer spending, as well as the effects of an economic slowdown on corporate profitability. In this period, stocks experienced several periods of significant volatility, such as in July and October-November, wherein investors briefly rotated away from cyclical areas of the market (those with greater economic sensitivity such as materials and energy) that have driven performance for the past several years. During these periods of volatility, however, the Portfolio's undervalued stocks performed relatively well, as we would expect the Portfolio to do in this type of environment. Because of our emphasis on stocks with reasonable valuations relative to our assessment of fair value, the Portfolio had no exposure to the richly valued cyclical stocks, which therefore minimized some of the damage to the Portfolio caused by these sharp downdrafts.


PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Comstock Portfolio underperformed the Russell 1000(R) Value Index and the S&P 500(R) Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

The primary detractor from performance relative to the Russell 1000 Value Index was the Portfolio's lack of exposure to the energy sector. Energy was the best performing sector in the Russell 1000 Value Index for the period. However, we believe energy stock valuations were too expensive for investment in the Portfolio, based on our strict risk-reward criteria. Other notable detractors from performance relative to the Russell 1000 Value Index were the utilities and industrials sectors. The portfolio had minimal utility stock exposure, as we believed their valuations were too expensive, and the sector performed well owing to high energy prices. The Portfolio also had minimal exposure to the industrials sector on a valuation basis, which detracted from relative results because the sector performed well amid the strong global economic backdrop of the past several years.

Conversely, the Portfolio's largest positive contribution came from our stock selection and the resulting underweight allocation in the financials sector. Within the sector, the Portfolio owned holdings in banks, brokerages, insurers, and government-sponsored enterprises. Strong stock selection and a resulting overweight position in the consumer staples sector also bolstered the Portfolio's relative performance for the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

---------------------------------------------------------------
                              RUSSELL
                              1000(R)        S&P 500(R)
      CLASS I   CLASS II    VALUE INDEX        INDEX
      -2.04%     -2.33%       -0.17%           5.49%
---------------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

TOP 10 HOLDINGS AS OF 12/31/07
International Paper Co.                              3.8%
Bank of America Corp.                                3.3
Verizon Communications, Inc.                         3.1
Viacom, Inc., Class B                                3.1
Wal-Mart Stores, Inc.                                3.0
Wyeth                                                2.7
Bristol-Myers Squibb Co.                             2.7
Wachovia Corp.                                       2.6
Citigroup, Inc.                                      2.6
Time Warner, Inc.                                    2.5

SUMMARY OF INVESTMENTS BY INDUSTRY
CLASSIFICATION
AS OF 12/31/07
Pharmaceuticals                                     14.1%
Other Diversified Financial Services                 7.4
Packaged Foods & Meats                               7.1
Movies & Entertainment                               6.6
Diversified Banks                                    4.8
Integrated Telecommunication Services                4.6
Property & Casualty Insurance                        4.0
Paper Products                                       3.8
Broadcasting & Cable TV                              3.5
Hypermarkets & Super Centers                         3.0
Computer Hardware                                    2.7
Diversified Chemicals                                2.5
Household Products                                   2.4
Soft Drinks                                          2.3
Drug Retail                                          1.8
Life & Health Insurance                              1.8
Asset Management & Custody Banks                     1.8
Multi-Line Insurance                                 1.7
Tobacco                                              1.7
Investment Banking & Brokerage                       1.5
Health Care Distributors                             1.4
Industrial Conglomerates                             1.3
Thrifts & Mortgage Finance                           1.2
Semiconductors                                       1.0
Catalog Retail                                       0.9
Regional Banks                                       0.9
Specialty Chemicals                                  0.9
Systems Software                                     0.8
Brewers                                              0.8
Data Processing & Outsourced Services                0.8
Managed Health Care                                  0.8
Aluminum                                             0.7
Home Improvement Retail                              0.7
Airlines                                             0.6
Health Care Equipment                                0.6
Semiconductor Equipment                              0.3
Communications Equipment                             0.3
Gold                                                 0.2
Electronic Manufacturing Services                    0.1
Electronic Equipment Manufacturers                   0.1
                                                  ------
Total Long-Term Investments                         93.5
Total Repurchase Agreements                          6.5
                                                  ------
Total Investments                                  100.0
Liabilities in Excess of Other Assets               (0.0)*
                                                  ------
Net Assets                                         100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads), and redemption fees, or exchanges fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              -------------------------------------------------
                                                                 7/1/07          12/31/07       7/1/07-12/31/07
Class I
  Actual....................................................    $1,000.00        $  922.25           $2.96
  Hypothetical..............................................     1,000.00         1,022.13            3.11
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00           921.32            4.16
  Hypothetical..............................................     1,000.00         1,020.87            4.38
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.61% and 0.86%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
COMMON STOCKS  93.5%
AIRLINES  0.6%
Southwest Airlines Co. ...........  2,020,900     $   24,654,980
                                                  --------------
ALUMINUM  0.7%
Alcoa, Inc. ......................    779,400         28,487,070
                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS  1.8%
Bank of New York Mellon Corp. ....  1,440,863         70,256,480
                                                  --------------
BREWERS  0.8%
Anheuser-Busch Cos., Inc. ........    613,800         32,126,292
                                                  --------------
BROADCASTING & CABLE TV  3.5%
Comcast Corp., Class A (a)........  5,043,950         92,102,527
Liberty Media Corp.--Capital,
  Ser A (a).......................    360,375         41,980,084
                                                  --------------
                                                     134,082,611
                                                  --------------
CATALOG RETAIL  0.9%
Liberty Media Corp.--Interactive,
  Ser A (a).......................  1,864,375         35,572,275
                                                  --------------
COMMUNICATIONS EQUIPMENT  0.3%
Alcatel-Lucent--ADR (France)......    261,500          1,914,180
Ericsson, Class B--ADR (Sweden)...    387,120          9,039,252
                                                  --------------
                                                      10,953,432
                                                  --------------
COMPUTER HARDWARE  2.7%
Dell, Inc. (a)....................  1,439,900         35,291,949
Hewlett-Packard Co. ..............    474,810         23,968,409
IBM Corp. ........................    393,100         42,494,110
                                                  --------------
                                                     101,754,468
                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES  0.8%
Computer Sciences Corp. (a).......    254,100         12,570,327
Western Union Co. ................    761,500         18,489,220
                                                  --------------
                                                      31,059,547
                                                  --------------
DIVERSIFIED BANKS  4.8%
Barclays PLC--ADR (United
  Kingdom)........................    134,900          5,445,913
U.S. Bancorp......................    602,200         19,113,828
Wachovia Corp. ...................  2,621,400         99,691,842
Wells Fargo & Co. ................  1,965,600         59,341,464
                                                  --------------
                                                     183,593,047
                                                  --------------
DIVERSIFIED CHEMICALS  2.5%
Du Pont (E.I.) de Nemours &
  Co. ............................  2,134,800         94,123,332
                                                  --------------
DRUG RETAIL  1.8%
CVS Caremark Corp. ...............  1,779,900         70,751,025
                                                  --------------

ELECTRONIC EQUIPMENT MANUFACTURERS  0.1%
Cognex Corp. .....................    132,800          2,675,920
                                                  --------------
ELECTRONIC MANUFACTURING SERVICES  0.1%
Flextronics International Ltd.
  (Singapore) (a).................    309,600          3,733,776
Kemet Corp. (a)...................    167,000          1,107,210
                                                  --------------
                                                       4,840,986
                                                  --------------
GOLD  0.2%
Newmont Mining Corp. .............    128,400          6,269,772
                                                  --------------
HEALTH CARE DISTRIBUTORS  1.4%
Cardinal Health, Inc. ............    954,000         55,093,500
                                                  --------------

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
HEALTH CARE EQUIPMENT  0.6%
Boston Scientific Corp. (a).......  1,863,000     $   21,666,690
                                                  --------------

HOME IMPROVEMENT RETAIL  0.7%
Home Depot, Inc. .................    447,700         12,061,038
Lowe's Cos., Inc. ................    600,300         13,578,786
                                                  --------------
                                                      25,639,824
                                                  --------------
HOUSEHOLD PRODUCTS  2.4%
Kimberly-Clark Corp. .............    809,000         56,096,060
Procter & Gamble Co. .............    483,400         35,491,228
                                                  --------------
                                                      91,587,288
                                                  --------------
HYPERMARKETS & SUPER CENTERS  3.0%
Wal-Mart Stores, Inc. ............  2,404,300        114,276,379
                                                  --------------

INDUSTRIAL CONGLOMERATES  1.3%
General Electric Co. .............  1,336,300         49,536,641
                                                  --------------

INTEGRATED TELECOMMUNICATION SERVICES  4.6%
AT&T, Inc. .......................  1,347,200         55,989,632
Verizon Communications, Inc. .....  2,726,000        119,098,940
                                                  --------------
                                                     175,088,572
                                                  --------------
INVESTMENT BANKING & BROKERAGE  1.5%
Bear Stearns Cos., Inc. ..........    200,900         17,729,425
Merrill Lynch & Co., Inc. ........    770,300         41,349,704
                                                  --------------
                                                      59,079,129
                                                  --------------
LIFE & HEALTH INSURANCE  1.8%
AFLAC, Inc. ......................    288,700         18,081,281
MetLife, Inc. ....................    541,800         33,385,716
Torchmark Corp. ..................    317,710         19,230,986
                                                  --------------
                                                      70,697,983
                                                  --------------
MANAGED HEALTH CARE  0.8%
UnitedHealth Group, Inc. .........    270,400         15,737,280
WellPoint, Inc. (a)...............    150,400         13,194,592
                                                  --------------
                                                      28,931,872
                                                  --------------
MOVIES & ENTERTAINMENT  6.6%
News Corp., Class B...............  1,851,100         39,335,875
Time Warner, Inc. ................  5,768,300         95,234,633
Viacom, Inc., Class B (a).........  2,700,700        118,614,744
                                                  --------------
                                                     253,185,252
                                                  --------------
MULTI-LINE INSURANCE  1.7%
American International Group,
  Inc. ...........................    674,300         39,311,690
Genworth Financial, Inc., Class
  A...............................    433,200         11,024,940
Hartford Financial Services Group,
  Inc. ...........................    176,200         15,362,878
                                                  --------------
                                                      65,699,508
                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  7.4%
Bank of America Corp. ............  3,087,700        127,398,502
Citigroup, Inc. ..................  3,385,900         99,680,896
JPMorgan Chase & Co. .............  1,325,200         57,844,980
                                                  --------------
                                                     284,924,378
                                                  --------------
PACKAGED FOODS & MEATS  7.1%
Cadbury Schweppes PLC--ADR (United
  Kingdom)........................  1,793,800         88,559,906
Kraft Foods, Inc., Class A........  2,389,061         77,955,060
Sara Lee Corp. ...................    790,900         12,701,854
Unilever N.V. (Netherlands).......  2,563,600         93,468,856
                                                  --------------
                                                     272,685,676
                                                  --------------
PAPER PRODUCTS  3.8%
International Paper Co. ..........  4,541,402        147,050,597
                                                  --------------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
PHARMACEUTICALS  14.1%
Abbott Laboratories...............  1,147,700     $   64,443,355
Bristol-Myers Squibb Co. .........  3,946,200        104,653,224
Eli Lilly & Co. ..................  1,231,200         65,733,768
GlaxoSmithKline PLC--ADR (United
  Kingdom)........................    679,400         34,234,966
Pfizer, Inc. .....................  2,832,900         64,391,817
Roche Holdings AG--ADR
  (Switzerland)...................    191,300         16,525,317
Schering-Plough Corp. ............  3,142,900         83,726,856
Wyeth.............................  2,372,800        104,854,032
                                                  --------------
                                                     538,563,335
                                                  --------------
PROPERTY & CASUALTY INSURANCE  4.0%
Berkshire Hathaway, Inc.,
  Class B (a).....................      5,630         26,663,680
Chubb Corp. ......................  1,731,480         94,504,178
MBIA, Inc. .......................    238,000          4,433,940
Travelers Cos., Inc. .............    521,400         28,051,320
                                                  --------------
                                                     153,653,118
                                                  --------------
REGIONAL BANKS  0.9%
PNC Financial Services Group,
  Inc. ...........................    513,000         33,678,450
                                                  --------------

SEMICONDUCTOR EQUIPMENT  0.3%
KLA-Tencor Corp. .................    229,800         11,067,168
                                                  --------------

SEMICONDUCTORS  1.0%
Intel Corp. ......................    899,500         23,980,670
Texas Instruments, Inc. ..........    389,300         13,002,620
                                                  --------------
                                                      36,983,290
                                                  --------------
SOFT DRINKS  2.3%
Coca-Cola Co. ....................  1,461,200         89,673,844
                                                  --------------

SPECIALTY CHEMICALS  0.9%
Rohm & Haas Co. ..................    621,700         32,993,619
                                                  --------------
SYSTEMS SOFTWARE  0.8%
Microsoft Corp. ..................    912,800         32,495,680
                                                  --------------

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE  1.2%
Federal Home Loan
  Mortgage Corp. .................    966,400     $   32,925,248
Federal National Mortgage
  Association.....................    284,500         11,374,310
                                                  --------------
                                                      44,299,558
                                                  --------------
TOBACCO  1.7%
Altria Group, Inc. ...............    837,600         63,305,808
                                                  --------------
TOTAL LONG-TERM INVESTMENTS  93.5%
(Cost $3,433,366,920).........................     3,583,058,396
                                                  --------------

REPURCHASE AGREEMENTS  6.5%
Banc of America Securities ($70,198,448 par
  collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 4.50%, dated 12/31/07, to
  be sold on 01/02/08 at $70,215,998).........        70,198,448
Citigroup Global Markets, Inc. ($62,398,620
  par collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 4.10%, dated 12/31/07, to
  be sold on 01/02/08 at $62,412,833).........        62,398,620
State Street Bank & Trust Co. ($116,639,932
  par collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 3.90%, dated 12/31/07, to
  be sold on 01/02/08 at $116,665,204)........       116,639,932
                                                  --------------

TOTAL REPURCHASE AGREEMENTS  6.5%
  (Cost $249,237,000).........................       249,237,000
                                                  --------------

TOTAL INVESTMENTS  100.0%
  (Cost $3,682,603,920).......................     3,832,295,396
LIABILITIES IN EXCESS OF OTHER ASSETS
    (0.0%)....................................        (1,139,775)
                                                  --------------

NET ASSETS  100.0%............................    $3,831,155,621
                                                  ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $3,682,603,920).....................    $3,832,295,396
Cash........................................................               573
Receivables:
  Portfolio Shares Sold.....................................        12,424,763
  Dividends.................................................         4,198,428
  Interest..................................................            28,517
Other.......................................................           164,899
                                                                --------------
    Total Assets............................................     3,849,112,576
                                                                --------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................        12,895,309
  Investments Purchased.....................................         1,870,466
  Investment Advisory Fee...................................         1,846,218
  Distributor and Affiliates................................           807,534
Trustees' Deferred Compensation and Retirement Plans........           213,041
Accrued Expenses............................................           324,387
                                                                --------------
    Total Liabilities.......................................        17,956,955
                                                                --------------
NET ASSETS..................................................    $3,831,155,621
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $3,438,474,467
Accumulated Net Realized Gain...............................       169,963,159
Net Unrealized Appreciation.................................       149,691,476
Accumulated Undistributed Net Investment Income.............        73,026,519
                                                                --------------
NET ASSETS..................................................    $3,831,155,621
                                                                ==============
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $309,646,338 and
  22,336,037 shares of beneficial interest issued and
  outstanding)..............................................    $        13.86
                                                                ==============
  Class II Shares (Based on net assets of $3,521,509,283 and
  255,096,513 shares of beneficial interest issued and
  outstanding)..............................................    $        13.80
                                                                ==============

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $739,388)....    $  91,935,041
Interest....................................................       14,503,498
                                                                -------------
    Total Income............................................      106,438,539
                                                                -------------
EXPENSES:
Investment Advisory Fee.....................................       22,600,063
Distribution (12b-1) and Service Fees.......................        9,166,641
Reports to Shareholders.....................................          583,064
Accounting and Administrative Expenses......................          484,988
Custody.....................................................          155,897
Professional Fees...........................................          102,338
Trustees' Fees and Related Expenses.........................           90,847
Transfer Agent Fees.........................................           15,995
Other.......................................................          100,371
                                                                -------------
    Total Expenses..........................................       33,300,204
    Less Credits Earned on Cash Balances....................           35,959
                                                                -------------
    Net Expenses............................................       33,264,245
                                                                -------------
NET INVESTMENT INCOME.......................................    $  73,174,294
                                                                =============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $ 181,139,026
                                                                -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      484,359,835
  End of the Period.........................................      149,691,476
                                                                -------------
Net Unrealized Depreciation During the Period...............     (334,668,359)
                                                                -------------
NET REALIZED AND UNREALIZED LOSS............................    $(153,529,333)
                                                                =============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................    $ (80,355,039)
                                                                =============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2007       DECEMBER 31, 2006
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   73,174,294          $   63,743,980
Net Realized Gain...........................................        181,139,026              82,750,836
Net Unrealized Appreciation/Depreciation During the
  Period....................................................       (334,668,359)            356,938,046
                                                                 --------------          --------------
Change in Net Assets from Operations........................        (80,355,039)            503,432,862
                                                                 --------------          --------------

Distributions from Net Investment Income:
  Class I Shares............................................         (6,980,422)             (5,913,136)
  Class II Shares...........................................        (56,798,459)            (33,919,709)
                                                                 --------------          --------------
                                                                    (63,778,881)            (39,832,845)
                                                                 --------------          --------------

Distributions from Net Realized Gain:
  Class I Shares............................................         (8,600,053)            (24,199,523)
  Class II Shares...........................................        (78,841,064)           (157,704,135)
                                                                 --------------          --------------
                                                                    (87,441,117)           (181,903,658)
                                                                 --------------          --------------
Total Distributions.........................................       (151,219,998)           (221,736,503)
                                                                 --------------          --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........       (231,575,037)            281,696,359
                                                                 --------------          --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        720,873,243             860,107,887
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................        151,219,998             221,736,503
Cost of Shares Repurchased..................................       (650,824,627)           (345,614,468)
                                                                 --------------          --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        221,268,614             736,229,922
                                                                 --------------          --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................        (10,306,423)          1,017,926,281
NET ASSETS:
Beginning of the Period.....................................      3,841,462,044           2,823,535,763
                                                                 --------------          --------------
End of the Period (Including accumulated undistributed net
  investment income of $73,026,519 and $63,638,969,
  respectively).............................................     $3,831,155,621          $3,841,462,044
                                                                 ==============          ==============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  ----------------------------------------------------------
                                                                 2007         2006         2005         2004         2003
                                                                ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $14.75       $13.69       $13.73       $11.78       $ 9.10
                                                                ------       ------       ------       ------       ------
  Net Investment Income.....................................      0.30(a)      0.30(a)      0.26(a)      0.17         0.13
  Net Realized and Unrealized Gain/Loss.....................     (0.60)        1.81         0.31         1.90         2.66
                                                                ------       ------       ------       ------       ------
Total from Investment Operations............................     (0.30)        2.11         0.57         2.07         2.79
                                                                ------       ------       ------       ------       ------
Less:
  Distributions from Net Investment Income..................      0.26         0.21         0.16         0.12         0.11
  Distributions from Net Realized Gain......................      0.33         0.84         0.45          -0-          -0-
                                                                ------       ------       ------       ------       ------
Total Distributions.........................................      0.59         1.05         0.61         0.12         0.11
                                                                ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $13.86       $14.75       $13.69       $13.73       $11.78
                                                                ======       ======       ======       ======       ======

Total Return................................................    -2.04%       16.28%        4.37%       17.76%       30.99%
Net Assets at End of the Period (In millions)...............    $309.6       $400.7       $402.2       $332.1       $234.0
Ratio of Expenses to Average Net Assets (b).................     0.59%        0.59%        0.59%        0.61%        0.65%
Ratio of Net Investment Income to Average Net Assets........     2.03%        2.17%        2.00%        1.70%        1.65%
Portfolio Turnover..........................................       25%          27%          28%          31%          37%

(a) Based on average shares outstanding.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2005.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                    YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                ------------------------------------------------------------------
                                                                 2007           2006           2005           2004          2003
                                                               ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $  14.70       $  13.65       $  13.69       $  11.75       $ 9.07
                                                               --------       --------       --------       --------       ------
  Net Investment Income....................................        0.26(a)        0.26(a)        0.23(a)        0.13         0.10
  Net Realized and Unrealized Gain/Loss....................       (0.59)          1.81           0.31           1.90         2.66
                                                               --------       --------       --------       --------       ------
Total from Investment Operations...........................       (0.33)          2.07           0.54           2.03         2.76
                                                               --------       --------       --------       --------       ------
Less:
  Distributions from Net Investment Income.................        0.24           0.18           0.13           0.09         0.08
  Distributions from Net Realized Gain.....................        0.33           0.84           0.45            -0-          -0-
                                                               --------       --------       --------       --------       ------
Total Distributions........................................        0.57           1.02           0.58           0.09         0.08
                                                               --------       --------       --------       --------       ------
NET ASSET VALUE, END OF THE PERIOD.........................    $  13.80       $  14.70       $  13.65       $  13.69       $11.75
                                                               ========       ========       ========       ========       ======

Total Return (b)...........................................      -2.33%         16.04%          4.11%         17.43%       30.77%
Net Assets at End of the Period (In millions)..............    $3,521.5       $3,440.8       $2,421.4       $1,389.1       $675.2
Ratio of Expenses to Average Net Assets (c)................       0.84%          0.84%          0.84%          0.86%        0.90%
Ratio of Net Investment Income to Average Net Assets.......       1.78%          1.91%          1.76%          1.47%        1.40%
Portfolio Turnover.........................................         25%            27%            28%            31%          37%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2005.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Comstock Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common and preferred stocks and securities convertible into common and preferred stocks. The Portfolio commenced investment operations on April 30, 1999. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Portfolio adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of December 31, 2007, this did not result in an impact to the Portfolio's financial statements.

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $3,690,620,919
                                                                ==============
Gross tax unrealized appreciation...........................    $  400,156,567
Gross tax unrealized depreciation...........................      (258,482,090)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  141,674,477
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

                                                                    2007               2006
Distributions paid from:
  Ordinary income...........................................    $ 68,227,310       $ 78,201,485
  Long-term capital gain....................................      82,992,688        143,535,018
                                                                ------------       ------------
                                                                $151,219,998       $221,736,503
                                                                ============       ============

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    Permanent differences, primarily due to the Portfolio's investment in other regulated investment companies, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED NET   ACCUMULATED NET
      INVESTMENT INCOME          REALIZED GAIN    CAPITAL
          $ (7,863)                 $7,863         $-0-

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $ 88,715,013
Undistributed long-term capital gain........................     162,494,929

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Portfolio's custody fees was reduced by $35,959 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .95% and 1.20% for Classes I and II, respectively. For the year ended December 31, 2007, the Adviser did not waive any of its investment advisory fees. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $79,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $187,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $15,000 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $117,330 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2007, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $53,724.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                                                        FOR THE                               FOR THE
                                                                      YEAR ENDED                            YEAR ENDED
                                                                   DECEMBER 31, 2007                     DECEMBER 31, 2006
                                                            -------------------------------       -------------------------------
                                                              SHARES              VALUE             SHARES              VALUE
Sales:
  Class I...............................................      4,289,536       $  61,900,820         4,956,575       $  66,256,605
  Class II..............................................     44,970,425         658,972,423        58,365,565         793,851,282
                                                            -----------       -------------       -----------       -------------
Total Sales.............................................     49,259,961       $ 720,873,243        63,322,140       $ 860,107,887
                                                            ===========       =============       ===========       =============
Dividend Reinvestment:
  Class I...............................................      1,119,167       $  15,580,475         2,281,262       $  30,112,659
  Class II..............................................      9,764,209         135,639,523        14,550,026         191,623,844
                                                            -----------       -------------       -----------       -------------
Total Dividend Reinvestment.............................     10,883,376       $ 151,219,998        16,831,288       $ 221,736,503
                                                            ===========       =============       ===========       =============
Repurchases:
  Class I...............................................    (10,229,190)      $(149,538,983)       (9,466,308)      $(127,753,009)
  Class II..............................................    (33,710,108)       (501,285,644)      (16,247,739)       (217,861,459)
                                                            -----------       -------------       -----------       -------------
Total Repurchases.......................................    (43,939,298)      $(650,824,627)      (25,714,047)      $(345,614,468)
                                                            ===========       =============       ===========       =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,165,839,861 and $950,912,288, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Van Kampen Life Investment Trust Comstock Portfolio

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Life Investment Trust Comstock Portfolio (one of the portfolios constituting the Van Kampen Life Investment Trust (the "Portfolio")) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Comstock Portfolio of the Van Kampen Life Investment Trust at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 15, 2008

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2007. For corporate shareholders, 100% of the distributions qualify for the dividends received deduction. The Portfolio designated and paid $82,992,688 as a long-term capital gain distribution. Certain dividends paid by the Portfolio may be subject to a maximum tax rate of 15%. The Portfolio intends to designate up to a maximum of $68,227,310 as taxed at a maximum rate of 15%. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INDEPENDENT TRUSTEE              PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE
David C. Arch (62)                Trustee           Trustee       Chairman and Chief               74
Blistex Inc.                                        since 2003    Executive Officer of
1800 Swift Drive                                                  Blistex Inc., a consumer
Oak Brook, IL 60523                                               health care products
                                                                  manufacturer.

Jerry D. Choate (69)              Trustee           Trustee       Prior to January 1999,           74
33971 Selva Road                                    since 1999    Chairman and Chief
Suite 130                                                         Executive Officer of the
Dana Point, CA 92629                                              Allstate Corporation
                                                                  ("Allstate") and Allstate
                                                                  Insurance Company. Prior
                                                                  to January 1995,
                                                                  President and Chief
                                                                  Executive Officer of
                                                                  Allstate. Prior to August
                                                                  1994, various management
                                                                  positions at Allstate.

Rod Dammeyer (67)                 Trustee           Trustee       President of CAC, L.L.C.,        74
CAC, L.L.C.                                         since 2003    a private company
4350 La Jolla Village Drive                                       offering capital
Suite 980                                                         investment and management
San Diego, CA 92122-6223                                          advisory services.

Linda Hutton Heagy+ (59)          Trustee           Trustee       Managing Partner of              74
Heidrick & Struggles                                since 1998    Heidrick & Struggles, an
233 South Wacker Drive                                            international executive
Suite 7000                                                        search firm. Prior to
Chicago, IL 60606                                                 1997, Partner of Ray &
                                                                  Berndtson, Inc., an
                                                                  executive recruiting
                                                                  firm. Prior to 1995,
                                                                  Executive Vice President
                                                                  of ABN AMRO, N.A., a bank
                                                                  holding company. Prior to
                                                                  1990, Executive Vice
                                                                  President of The Exchange
                                                                  National Bank.

R. Craig Kennedy (56)             Trustee           Trustee       Director and President of        74
1744 R Street, NW                                   since 1998    the German Marshall Fund
Washington, DC 20009                                              of the United States, an
                                                                  independent U.S.
                                                                  foundation created to
                                                                  deepen understanding,
                                                                  promote collaboration and
                                                                  stimulate exchanges of
                                                                  practical experience
                                                                  between Americans and
                                                                  Europeans. Formerly,
                                                                  advisor to the Dennis
                                                                  Trading Group Inc., a
                                                                  managed futures and
                                                                  option company that
                                                                  invests money for
                                                                  individuals and
                                                                  institutions. Prior to
                                                                  1992, President and Chief
                                                                  Executive Officer,
                                                                  Director and member of
                                                                  the Investment Committee
                                                                  of the Joyce Foundation,
                                                                  a private foundation.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          HELD BY TRUSTEE
David C. Arch (62)              Trustee/Director/Managing
Blistex Inc.                    General Partner of funds
1800 Swift Drive                in the Fund Complex.
Oak Brook, IL 60523             Director of the Heartland
                                Alliance, a nonprofit
                                organization serving
                                human needs based in
                                Chicago. Board member of
                                the Illinois
                                Manufacturers'
                                Association.

Jerry D. Choate (69)            Trustee/Director/Managing
33971 Selva Road                General Partner of funds
Suite 130                       in the Fund Complex.
Dana Point, CA 92629            Director of Amgen Inc., a
                                biotechnological company,
                                and Valero Energy
                                Corporation, an
                                independent refining
                                company.

Rod Dammeyer (67)               Trustee/Director/Managing
CAC, L.L.C.                     General Partner of funds
4350 La Jolla Village Drive     in the Fund Complex.
Suite 980                       Director of Quidel
San Diego, CA 92122-6223        Corporation, Stericycle,
                                Inc., Ventana Medical
                                Systems, Inc. and Trustee
                                of The Scripps Research
                                Institute. Prior to April
                                2007, Director of GATX
                                Corporation. Prior to
                                April 2004, Director of
                                TheraSense, Inc. Prior to
                                January 2004, Director of
                                TeleTech Holdings Inc.
                                and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee/Director/Managing
Heidrick & Struggles            General Partner of funds
233 South Wacker Drive          in the Fund Complex.
Suite 7000                      Trustee on the University
Chicago, IL 60606               of Chicago Hospitals
                                Board, Vice Chair of the
                                Board of the YMCA of
                                Metropolitan Chicago and
                                a member of the Women's
                                Board of the University
                                of Chicago.

R. Craig Kennedy (56)           Trustee/Director/Managing
1744 R Street, NW               General Partner of funds
Washington, DC 20009            in the Fund Complex.
                                Director of First Solar,
                                Inc.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INDEPENDENT TRUSTEE              PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE

Howard J Kerr (72)                Trustee           Trustee       Prior to 1998, President         74
14 Huron Trace                                      since 2003    and Chief Executive
Galena, IL 61036                                                  Officer of Pocklington
                                                                  Corporation, Inc., an
                                                                  investment holding
                                                                  company.

Jack E. Nelson (72)               Trustee           Trustee       President of Nelson              74
423 Country Club Drive                              since 1998    Investment Planning
Winter Park, FL 32789                                             Services, Inc., a
                                                                  financial planning
                                                                  company and registered
                                                                  investment adviser in the
                                                                  State of Florida.
                                                                  President of Nelson Ivest
                                                                  Brokerage Services Inc.,
                                                                  a member of the Financial
                                                                  Industry Regulatory
                                                                  Authority ("FINRA"),
                                                                  Securities Investors
                                                                  Protection Corp. and the
                                                                  Municipal Securities
                                                                  Rulemaking Board.
                                                                  President of Nelson Sales
                                                                  and Services Corporation,
                                                                  a marketing and services
                                                                  company to support
                                                                  affiliated companies.

Hugo F. Sonnenschein (67)         Trustee           Trustee       President Emeritus and           74
1126 E. 59th Street                                 since 2003    Honorary Trustee of the
Chicago, IL 60637                                                 University of Chicago and
                                                                  the Adam Smith
                                                                  Distinguished Service
                                                                  Professor in the
                                                                  Department of Economics
                                                                  at the University of
                                                                  Chicago. Prior to July
                                                                  2000, President of the
                                                                  University of Chicago.

Suzanne H. Woolsey, Ph.D. (66)    Trustee           Trustee       Chief Communications             74
815 Cumberstone Road                                since 1999    Officer of the National
Harwood, MD 20776                                                 Academy of
                                                                  Sciences/National
                                                                  Research Council, an
                                                                  independent, federally
                                                                  chartered policy
                                                                  institution, from 2001 to
                                                                  November 2003 and Chief
                                                                  Operating Officer from
                                                                  1993 to 2001. Prior to
                                                                  1993, Executive Director
                                                                  of the Commission on
                                                                  Behavioral and Social
                                                                  Sciences and Education at
                                                                  the National Academy of
                                                                  Sciences/National
                                                                  Research Council. From
                                                                  1980 through 1989,
                                                                  Partner of Coopers &
                                                                  Lybrand.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          HELD BY TRUSTEE

Howard J Kerr (72)              Trustee/Director/Managing
14 Huron Trace                  General Partner of funds
Galena, IL 61036                in the Fund Complex.
                                Director of the Lake
                                Forest Bank & Trust.
                                Director of the Marrow
                                Foundation.

Jack E. Nelson (72)             Trustee/Director/Managing
423 Country Club Drive          General Partner of funds
Winter Park, FL 32789           in the Fund Complex.

Hugo F. Sonnenschein (67)       Trustee/Director/Managing
1126 E. 59th Street             General Partner of funds
Chicago, IL 60637               in the Fund Complex.
                                Trustee of the University
                                of Rochester and a member
                                of its investment
                                committee. Member of the
                                National Academy of
                                Sciences, the American
                                Philosophical Society and
                                a fellow of the American
                                Academy of Arts and
                                Sciences.

Suzanne H. Woolsey, Ph.D. (66)  Trustee/Director/Managing
815 Cumberstone Road            General Partner of funds
Harwood, MD 20776               in the Fund Complex.
                                Director of Fluor Corp.,
                                an engineering,
                                procurement and
                                construction
                                organization, since
                                January 2004. Director of
                                Intelligent Medical
                                Devices, Inc., a symptom
                                based diagnostic tool for
                                physicians and clinical
                                labs. Director of the
                                Institute for Defense
                                Analyses, a federally
                                funded research and
                                development center,
                                Director of the German
                                Marshall Fund of the
                                United States, Director
                                of the Rocky Mountain
                                Institute and Trustee of
                                California Institute of
                                Technology and the
                                Colorado College.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INTERESTED TRUSTEE               PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE
Wayne W. Whalen* (68)             Trustee           Trustee       Partner in the law firm          74
333 West Wacker Drive                               since 1998    of Skadden, Arps, Slate,
Chicago, IL 60606                                                 Meagher & Flom LLP, legal
                                                                  counsel to funds in the
                                                                  Fund Complex.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee/Director/Managing
333 West Wacker Drive           General Partner of funds
Chicago, IL 60606               in the Fund Complex.
                                Director of the Abraham
                                Lincoln Presidential
                                Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

OFFICERS

                                                       TERM OF
                                                      OFFICE AND
                                    POSITION(S)       LENGTH OF
NAME, AGE AND                        HELD WITH           TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   PORTFOLIO          SERVED      DURING PAST 5 YEARS
Ronald E. Robison (69)            President and       Officer       President of funds in the Fund Complex since September 2005
522 Fifth Avenue                  Principal           since 2003    and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036                Executive                         since May 2003. Managing Director of Van Kampen Advisors
                                  Officer                           Inc. since June 2003. Director of Investor Services since
                                                                    September 2002. Director of the Adviser, Van Kampen
                                                                    Investments and Van Kampen Exchange Corp. since January
                                                                    2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                    & Co. Incorporated. Managing Director and Director of Morgan
                                                                    Stanley Investment Management Inc. Chief Administrative
                                                                    Officer, Managing Director and Director of Morgan Stanley
                                                                    Investment Advisors Inc. and Morgan Stanley Services Company
                                                                    Inc. Managing Director and Director of Morgan Stanley
                                                                    Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                    Executive Officer and Director of Morgan Stanley Trust.
                                                                    Executive Vice President and Principal Executive Officer of
                                                                    the Institutional and Retail Morgan Stanley Funds. Director
                                                                    of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                    Officer of Morgan Stanley Investment Management Inc. and
                                                                    Executive Vice President of funds in the Fund Complex from
                                                                    May 2003 to September 2005.

Dennis Shea (54)                  Vice President      Officer       Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                      since 2006    Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                  and Van Kampen Advisors Inc. Chief Investment
                                                                    Officer--Global Equity of the same entities since February
                                                                    2006. Vice President of Morgan Stanley Institutional and
                                                                    Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                                    Director and Director of Global Equity Research at Morgan
                                                                    Stanley from April 2000 to February 2006.

J. David Germany (53)             Vice President      Officer       Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                       since 2006    Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                        and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                                 Officer--Global Fixed Income of the same entities since
                                                                    December 2005. Managing Director and Director of Morgan
                                                                    Stanley Investment Management Ltd. Director of Morgan
                                                                    Stanley Investment Management (ACD) Limited since December
                                                                    2003. Vice President of Morgan Stanley Institutional and
                                                                    Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

Amy R. Doberman (45)              Vice President      Officer       Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                      since 2004    Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                  Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                    the Adviser. Vice President of the Morgan Stanley
                                                                    Institutional and Retail Funds since July 2004 and Vice
                                                                    President of funds in the Fund Complex since August 2004.
                                                                    Previously, Managing Director and General Counsel of
                                                                    Americas, UBS Global Asset Management from July 2000 to July
                                                                    2004 and General Counsel of Aeltus Investment Management,
                                                                    Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)         Vice President      Officer       Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                  and Secretary       since 2003    Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                  Complex.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                       TERM OF
                                                      OFFICE AND
                                    POSITION(S)       LENGTH OF
NAME, AGE AND                        HELD WITH           TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   PORTFOLIO          SERVED      DURING PAST 5 YEARS

John L. Sullivan (52)             Chief Compliance    Officer       Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100      Officer             since 1998    August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                          Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                    Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                    Investments, Vice President, Chief Financial Officer and
                                                                    Treasurer of funds in the Fund Complex and head of Fund
                                                                    Accounting for Morgan Stanley Investment Management Inc.
                                                                    Prior to December 2002, Executive Director of Van Kampen
                                                                    Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)            Chief Financial     Officer       Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100      Officer and         since 2007    Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181        Treasurer                         of funds in the Fund Complex since June 2007. Prior to June
                                                                    2007, Senior Vice President of Northern Trust Company,
                                                                    Treasurer and Principal Financial Officer for Northern Trust
                                                                    U.S. mutual fund complex.

  Van Kampen Life Investment Trust Comstock Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Comstock Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                LITANNCOM 2/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-00519P-Y12/07

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Strategic Growth Portfolio, formerly Emerging Growth Portfolio, performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2007.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000(R) Growth Index from 12/31/97 through 12/31/07 for Class I shares.
(LINE GRAPH)

                                                              VAN KAMPEN LIT STRATEGIC GROWTH
                                                                         PORTFOLIO                  RUSSELL 1000 GROWTH INDEX
                                                              -------------------------------       -------------------------
12/97                                                                      10000                              10000
                                                                            9884                              10299
                                                                           10954                              11074
                                                                           11573                              11515
                                                                           11725                              11675
                                                                           11232                              11343
                                                                           12217                              12038
                                                                           11877                              11958
                                                                            9693                              10164
                                                                           10746                              10944
                                                                           10922                              11824
                                                                           11816                              12723
12/98                                                                      13756                              13871
                                                                           15045                              14685
                                                                           14054                              14014
                                                                           15708                              14752
                                                                           15872                              14771
                                                                           15282                              14317
                                                                           16778                              15320
                                                                           16632                              14833
                                                                           17289                              15076
                                                                           17508                              14759
                                                                           19515                              15874
                                                                           22495                              16730
12/99                                                                      28114                              18470
                                                                           28126                              17604
                                                                           36828                              18465
                                                                           35261                              19786
                                                                           31098                              18844
                                                                           27910                              17896
                                                                           31397                              19252
                                                                           30732                              18449
                                                                           35273                              20120
                                                                           33567                              18216
                                                                           30507                              17355
                                                                           24302                              14796
12/00                                                                      25259                              14328
                                                                           24783                              15318
                                                                           21254                              12718
                                                                           19434                              11334
                                                                           20819                              12767
                                                                           20386                              12579
                                                                           19800                              12288
                                                                           18854                              11981
                                                                           17524                              11001
                                                                           15730                               9903
                                                                           16096                              10422
                                                                           17164                              11423
12/01                                                                      17304                              11402
                                                                           16908                              11200
                                                                           15962                              10736
                                                                           16395                              11107
                                                                           15826                              10201
                                                                           15324                               9954
                                                                           14131                               9033
                                                                           12828                               8536
                                                                           12760                               8562
                                                                           12007                               7674
                                                                           12430                               8378
                                                                           12650                               8833
12/02                                                                      11683                               8223
                                                                           11548                               8023
                                                                           11548                               7986
                                                                           11750                               8135
                                                                           12417                               8736
                                                                           13250                               9172
                                                                           13250                               9299
                                                                           13617                               9530
                                                                           14039                               9767
                                                                           13574                               9663
                                                                           14725                              10205
                                                                           14878                              10312
12/03                                                                      14878                              10669
                                                                           15086                              10887
                                                                           15202                              10956
                                                                           15055                              10752
                                                                           14578                              10628
                                                                           14896                              10826
                                                                           15233                              10961
                                                                           14241                              10341
                                                                           14094                              10290
                                                                           14498                              10388
                                                                           14743                              10550
                                                                           15514                              10913
12/04                                                                      15924                              11341
                                                                           15380                              10963
                                                                           15686                              11079
                                                                           15408                              10877
                                                                           14892                              10670
                                                                           15715                              11187
                                                                           15868                              11145
                                                                           16525                              11690
                                                                           16445                              11540
                                                                           16838                              11593
                                                                           16383                              11480
                                                                           17114                              11975
12/05                                                                      17187                              11938
                                                                           18200                              12147
                                                                           17678                              12128
                                                                           17924                              12307
                                                                           18151                              12290
                                                                           16979                              11874
                                                                           17077                              11827
                                                                           16390                              11602
                                                                           16322                              11964
                                                                           16696                              12292
                                                                           17200                              12725
                                                                           17697                              12977
12/06                                                                      17678                              13021
                                                                           18157                              13356
                                                                           17697                              13105
                                                                           17988                              13176
                                                                           18534                              13796
                                                                           19289                              14292
                                                                           19117                              14079
                                                                           18915                              13861
                                                                           19295                              14082
                                                                           20535                              14671
                                                                           21954                              15171
                                                                           20640                              14612
12/07                                                                      20677                              14559

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                 since 07/3/95          since 09/18/00

 Since Inception                   10.29%                 -6.27%

 10-year                            7.53                     --

 5-year                            12.09                  11.81

 1-year                            16.96                  16.64
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower.

The Russell 1000 Growth Index is generally representative of the U.S. market for large-capitalization growth stocks and measures the performance of those Russell 1000 Index companies (the 1000 largest U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

The broad equity market made a modest gain for the 12-month period ended December 31, 2007, despite experiencing a decline in the second half of the year as investors succumbed to the ongoing pressures caused by the deterioration of the housing and mortgage markets. In the first half of the reporting period, a generally favorable economic environment of controlled inflation, solid consumer spending and the continued healthy pace of merger and acquisition and private equity activities bolstered stock prices. Investors were cautiously optimistic that contagion from the subprime mortgage market (i.e., loans given to less creditworthy customers) would be contained to a relatively small portion of the overall economy. By the third quarter, however, the subprime mortgage market suffered a complete collapse under the weight of rising loan defaults and home foreclosures, which in turn led to the demise of several hedge funds invested in mortgage-backed securities and the bankruptcies of a number of mortgage lenders. Credit significantly tightened during this period and liquidity decreased, and consumer spending declined amid ever-higher oil and gasoline prices. In response to this rising volatility, the Federal Open Market Committee (the "Fed") began a series of cuts to the target federal funds rate and the discount rate (the rate at which member banks borrow from the central bank). Although each announced rate reduction temporarily boosted investor sentiment, the broad market declined in the fourth quarter, reflecting investors' concerns about the health of the financial markets in 2008.

In this environment, investors generally favored growth stocks in their belief that these securities have greater potential for above-average growth in a slower paced economic environment. Investors also preferred mid and large capitalization securities, due to larger companies' perceived earnings stability and their ability to tap into international markets for growth. As a result, large-cap growth stocks, as represented by the Russell 1000 Growth Index, outperformed the broad market during the period under review.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Strategic Growth Portfolio outperformed the Russell 1000 Growth Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

The most significant contributor to overall performance for the period was the materials and processing sector. Here, a sector underweight together with stock selection and a single holding in the agriculture fishing and ranching segment provided the largest positive impact on the Portfolio's relative performance. In the technology sector, stock selection in the communications technology and computer technology sectors also added to relative returns, offsetting the negative influence of an underweight allocation. Additionally, security selection in wireless companies within the utilities sector was advantageous, and more than compensated for the negative impact of a large overweight allocation.

In contrast, the consumer discretionary sector was an area of considerable weakness for the Portfolio's performance. An underweight allocation greatly detracted from relative returns, as did security selection in hotels/motels, commercial services companies and restaurants. Finally, an underweight position in the consumer staples sector also hindered performance for the period.

At the close of the period, consumer discretionary represented the largest sector weight in the Portfolio, followed by the technology and health care sectors. Relative to the Russell 1000 Growth Index, the consumer discretionary sector was overweight, while the technology and health care sectors were underweight relative to the Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II   GROWTH INDEX
      16.96%     16.64%       11.81%
----------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.

TOP 10 HOLDINGS AS OF 12/31/07
Monsanto Co.                                         7.4%
Google, Inc., Class A                                7.2
Amazon.com, Inc.                                     5.3
Ultra Petroleum Corp.                                4.9
Brookfield Asset Management, Inc., Class A           4.4
eBay, Inc.                                           4.0
Research In Motion, Ltd.                             3.8
Wynn Resorts, Ltd.                                   3.4
Apple, Inc.                                          3.0
America Movil, SA de CV, Ser L--ADR                  2.8

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/07
Internet Software & Services                        15.7%
Fertilizers & Agricultural Chemicals                 7.4
Oil & Gas Exploration & Production                   6.3
Communications Equipment                             5.8
Internet Retail                                      5.3
Real Estate Management & Development                 4.4
Wireless Telecommunication Services                  4.1
Casinos & Gaming                                     3.4
Construction Materials                               3.2
Air Freight & Logistics                              3.1
Computer Hardware                                    3.0
Property & Casualty Insurance                        2.7
Consumer Finance                                     2.6
Multi-Line Insurance                                 2.5
Restaurants                                          2.2
Specialized Finance                                  2.1
Apparel Retail                                       1.8
Distributors                                         1.8
Data Processing & Outsourced Services                1.6
Department Stores                                    1.5
Advertising                                          1.5
Apparel, Accessories & Luxury Goods                  1.5
Hypermarkets & Super Centers                         1.4
Systems Software                                     1.4
Marine Ports & Services                              1.3
Asset Management & Custody Banks                     1.2
Steel                                                1.0
Multi-Utilities                                      0.9
Human Resource & Employment Services                 0.9
Environmental & Facilities Services                  0.9
Biotechnology                                        0.8
Health Care Equipment                                0.6
Diversified Commercial & Professional Services       0.6
                                                   -----
Total Long-Term Investments                         94.5
Total Repurchase Agreements                          7.3
                                                   -----
Total Investments                                  101.8
Liabilities in Excess of Other Assets               (1.8)
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              -------------------------------------------------
                                                                 7/1/07          12/31/07       7/1/07-12/31/07
Class I
  Actual....................................................    $1,000.00        $1,081.57            4.25
  Hypothetical..............................................     1,000.00         1,021.12            4.13
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00         1,080.14            5.61
  Hypothetical..............................................     1,000.00         1,019.81            5.45
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.81%, 1.07%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period)

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  94.5%
ADVERTISING  1.5%
Aeroplan Income Fund (Canada).......   233,153     $  5,598,790
Aeroplan Income Fund
  (Canada) (a) (b)..................    17,091          410,413
                                                   ------------
                                                      6,009,203
                                                   ------------
AIR FREIGHT & LOGISTICS  3.1%
C.H. Robinson Worldwide, Inc. ......   134,203        7,263,066
Expeditors International of
  Washington, Inc. .................   118,567        5,297,574
                                                   ------------
                                                     12,560,640
                                                   ------------
APPAREL, ACCESSORIES & LUXURY GOODS  1.5%
Coach, Inc. (a).....................   200,636        6,135,449
                                                   ------------
APPAREL RETAIL  1.8%
Abercrombie & Fitch Co., Class A....    92,309        7,381,951
                                                   ------------

ASSET MANAGEMENT & CUSTODY BANKS  1.2%
Franklin Resources, Inc. ...........    42,142        4,822,309
                                                   ------------

BIOTECHNOLOGY  0.8%
Illumina, Inc. (a)..................    54,044        3,202,647
                                                   ------------
CASINOS & GAMING  3.4%
Wynn Resorts, Ltd. (a)..............   122,692       13,757,454
                                                   ------------

COMMUNICATIONS EQUIPMENT  5.8%
Cisco Systems, Inc. (a).............   291,080        7,879,536
Research In Motion, Ltd.
  (Canada) (a)......................   136,395       15,467,193
                                                   ------------
                                                     23,346,729
                                                   ------------
COMPUTER HARDWARE  3.0%
Apple, Inc. (a).....................    61,883       12,257,785
                                                   ------------
CONSTRUCTION MATERIALS  3.2%
Cemex, SAB de CV--ADR
  (Mexico) (a)......................   278,388        7,196,330
Martin Marietta Materials, Inc. ....    43,700        5,794,620
                                                   ------------
                                                     12,990,950
                                                   ------------
CONSUMER FINANCE  2.6%
American Express Co. ...............   198,294       10,315,254
                                                   ------------

DATA PROCESSING & OUTSOURCED SERVICES  1.6%
MasterCard, Inc., Class A...........    29,318        6,309,234
                                                   ------------
DEPARTMENT STORES  1.5%
Sears Holdings Corp. (a)............    60,140        6,137,287
                                                   ------------
DISTRIBUTORS  1.8%
Li & Fung, Ltd. (Bermuda)...........  1,792,000       7,149,589
                                                   ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES  0.6%
Corporate Executive Board Co. ......    38,559        2,317,396
                                                   ------------

ENVIRONMENTAL & FACILITIES SERVICES  0.9%
Stericycle, Inc. (a)................    57,291        3,403,085
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
FERTILIZERS & AGRICULTURAL CHEMICALS  7.4%
Monsanto Co. .......................   268,605     $ 30,000,492
                                                   ------------

HEALTH CARE EQUIPMENT  0.6%
Gen-Probe, Inc. (a).................    41,166        2,590,576
                                                   ------------

HUMAN RESOURCE & EMPLOYMENT SERVICES  0.9%
Monster Worldwide, Inc. (a).........   111,405        3,609,522
                                                   ------------

HYPERMARKETS & SUPER CENTERS  1.4%
Costco Wholesale Corp. .............    82,484        5,754,084
                                                   ------------

INTERNET RETAIL  5.3%
Amazon.com, Inc. (a)................   231,854       21,478,955
                                                   ------------

INTERNET SOFTWARE & SERVICES  15.7%
Baidu.com, Inc.--ADR (Cayman
  Islands) (a)......................    18,079        7,057,861
eBay, Inc. (a)......................   489,027       16,230,806
Google, Inc., Class A (a)...........    42,092       29,105,776
Tencent Holdings Ltd. (Cayman
  Islands)..........................   669,000        5,062,863
Yahoo!, Inc. (a)....................   258,583        6,014,641
                                                   ------------
                                                     63,471,947
                                                   ------------
MARINE PORTS & SERVICES  1.3%
China Merchants Holdings
  International Co., Ltd.
  (Hong Kong).......................   876,000        5,356,655
                                                   ------------

MULTI-LINE INSURANCE  2.5%
Loews Corp. ........................   203,521       10,245,247
                                                   ------------

MULTI-UTILITIES  0.9%
Veolia Environnement--ADR
  (France)..........................    40,650        3,698,337
                                                   ------------

OIL & GAS EXPLORATION & PRODUCTION  6.3%
Southwestern Energy Co. (a).........   104,696        5,833,661
Ultra Petroleum Corp. (Canada)
  (a)...............................   276,460       19,766,890
                                                   ------------
                                                     25,600,551
                                                   ------------
PROPERTY & CASUALTY INSURANCE  2.7%
Berkshire Hathaway, Inc., Class B
  (a)...............................     2,264       10,722,304
                                                   ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT  4.4%
Brookfield Asset Management, Inc.,
  Class A (Canada)..................   503,867       17,972,936
                                                   ------------

RESTAURANTS  2.2%
Starbucks Corp. (a).................   441,337        9,034,168
                                                   ------------

SPECIALIZED FINANCE  2.1%
CME Group, Inc. ....................    12,456        8,544,816
                                                   ------------

STEEL  1.0%
Nucor Corp. ........................    67,938        4,023,288
                                                   ------------

SYSTEMS SOFTWARE  1.4%
VMware, Inc., Class A (a)...........    64,655        5,495,028
                                                   ------------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES  4.1%
America Movil, SA de CV,
  Ser L--ADR (Mexico)...............   183,340     $ 11,255,243
China Mobile, Ltd.--ADR
  (Hong Kong).......................    62,735        5,449,789
                                                   ------------
                                                     16,705,032
                                                   ------------
TOTAL LONG-TERM INVESTMENTS  94.5%
  (Cost $355,652,834)..........................     382,400,900
                                                   ------------
REPURCHASE AGREEMENTS  7.3%
Banc of America Securities ($8,336,377 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.50%, dated 12/31/07, to be sold on 01/02/08
  at $8,338,461)...............................       8,336,377
Citigroup Global Markets, Inc. ($7,410,113 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.10%, dated 12/31/07, to be sold on 01/02/08
  at $7,411,801)...............................       7,410,113
State Street Bank & Trust Co. ($13,851,510 par
collateralized by U.S. Government obligations
in a pooled cash account, interest rate of
3.90%, dated 12/31/07, to be sold on 01/02/08
at $13,854,511)................................      13,851,510
                                                   ------------

DESCRIPTION                                           VALUE
---------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $29,598,000)...........................    $ 29,598,000
                                                   ------------

TOTAL INVESTMENTS 101.8%
  (Cost $385,250,834)..........................     411,998,900
FOREIGN CURRENCY  0.0%
  (Cost $34,513)...............................          35,432
LIABILITIES IN EXCESS OF OTHER
  ASSETS  (1.8%)...............................      (7,279,034)
                                                   ------------

NET ASSETS  100.0%.............................    $404,755,298
                                                   ============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $17,569,107 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $385,250,834).......................    $411,998,900
Foreign Currency (Cost $34,513).............................          35,432
Cash........................................................           1,174
Receivables:
  Investments Sold..........................................       3,336,482
  Dividends.................................................          88,941
  Portfolio Shares Sold.....................................          21,516
  Interest..................................................           3,387
Other.......................................................         116,988
                                                                ------------
    Total Assets............................................     415,602,820
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       9,428,086
  Portfolio Shares Repurchased..............................         796,973
  Investment Advisory Fee...................................         242,511
  Distributor and Affiliates................................          60,843
Accrued Expenses............................................         138,037
Trustees' Deferred Compensation and Retirement Plans........         181,072
                                                                ------------
    Total Liabilities.......................................      10,847,522
                                                                ------------
NET ASSETS..................................................    $404,755,298
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $606,490,133
Net Unrealized Appreciation.................................      26,748,896
Accumulated Undistributed Net Investment Income.............         776,307
Accumulated Net Realized Loss...............................    (229,260,038)
                                                                ------------
NET ASSETS..................................................    $404,755,298
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $143,557,519 and
  4,262,843 shares of beneficial interest issued and
  outstanding)..............................................    $      33.68
                                                                ============
  Class II Shares (Based on net assets of $261,197,779 and
  7,846,387 shares of beneficial interest issued and
  outstanding)..............................................    $      33.29
                                                                ============

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $71,836).....    $  4,040,570
Interest....................................................         687,081
                                                                ------------
    Total Income............................................       4,727,651
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       2,880,663
Distribution (12b-1) and Service Fees.......................         648,337
Reports to Shareholders.....................................         171,625
Accounting and Administrative Expenses......................          72,481
Custody.....................................................          42,603
Professional Fees...........................................          35,811
Trustees' Fees and Related Expenses.........................          29,339
Transfer Agent Fees.........................................          18,160
Other.......................................................          23,221
                                                                ------------
    Total Expenses..........................................       3,922,240
    Less Credits Earned on Cash Balances....................           3,273
                                                                ------------
    Net Expenses............................................       3,918,967
                                                                ------------
NET INVESTMENT INCOME.......................................    $    808,684
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $109,496,285
  Foreign Currency Transactions.............................         112,219
                                                                ------------
Net Realized Gain...........................................     109,608,504
                                                                ------------
Unrealized Appreciation/Depreciation
  Beginning of the Period...................................      73,476,750
                                                                ------------
  End of the Period:
    Investments.............................................      26,748,066
    Foreign Currency Translation............................             830
                                                                ------------
                                                                  26,748,896
                                                                ------------
Net Unrealized Depreciation During the Period...............     (46,727,854)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $ 62,880,650
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 63,689,334
                                                                ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE              FOR THE
                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 2007    DECEMBER 31, 2006
                                                                --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $    808,684         $     56,308
Net Realized Gain...........................................       109,608,504           29,681,534
Net Unrealized Depreciation During the Period...............       (46,727,854)         (18,801,131)
                                                                  ------------         ------------
Change in Net Assets from Operations........................        63,689,334           10,936,711
                                                                  ------------         ------------

Distributions from Net Investment Income:
  Class I Shares............................................           (73,958)                 -0-
  Class II Shares...........................................               -0-                  -0-
                                                                  ------------         ------------
Total Distributions.........................................           (73,958)                 -0-
                                                                  ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        63,615,376           10,936,711
                                                                  ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        18,132,381           27,884,646
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................            73,958                  -0-
Cost of Shares Repurchased..................................       (94,882,962)         (93,097,189)
                                                                  ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       (76,676,623)         (65,212,543)
                                                                  ------------         ------------
TOTAL DECREASE IN NET ASSETS................................       (13,061,247)         (54,275,832)
NET ASSETS:
Beginning of the Period.....................................       417,816,545          472,092,377
                                                                  ------------         ------------
End of the Period (Including accumulated undistributed net
  investment income of $776,307 and $(65,464),
  respectively).............................................      $404,755,298         $417,816,545
                                                                  ============         ============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  ----------------------------------------------------------
                                                                 2007         2006         2005         2004         2003
                                                                ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $28.81       $28.01       $26.02       $24.31       $19.09
                                                                ------       ------       ------       ------       ------
  Net Investment Income/Loss (a)............................      0.11         0.04         0.03         0.06        (0.06)
  Net Realized and Unrealized Gain..........................      4.77         0.76         2.03         1.65         5.28
                                                                ------       ------       ------       ------       ------
Total from Investment Operations............................      4.88         0.80         2.06         1.71         5.22
Less Distributions from Net Investment Income...............      0.01          -0-         0.07          -0-          -0-
                                                                ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $33.68       $28.81       $28.01       $26.02       $24.31
                                                                ======       ======       ======       ======       ======

Total Return................................................    16.96%        2.86%        7.93%        7.03%       27.34%
Net Assets at End of the Period (In millions)...............    $143.6       $160.5       $204.0       $235.3       $263.5
Ratio of Expenses to Average Net Assets.....................     0.80%        0.78%        0.77%        0.77%        0.77%
Ratio of Net Investment Income/Loss to Average Net Assets...     0.35%        0.16%        0.13%        0.23%       (0.27%)
Portfolio Turnover..........................................      177%         128%          98%         174%          170

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 ----------------------------------------------------------
                                                                 2007         2006         2005         2004         2003
                                                                ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $28.54       $27.81       $25.84       $24.20       $19.05
                                                                ------       ------       ------       ------       ------
  Net Investment Income/Loss (a)............................      0.03        (0.02)       (0.03)         -0-(b)     (0.11)
  Net Realized and Unrealized Gain..........................      4.72         0.75         2.00         1.64         5.26
                                                                ------       ------       ------       ------       ------
Total from Investment Operations............................      4.75         0.73         1.97         1.64         5.15
Less Distributions from Net Investment Income...............       -0-          -0-          -0-          -0-          -0-
                                                                ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $33.29       $28.54       $27.81       $25.84       $24.20
                                                                ======       ======       ======       ======       ======

Total Return (c)............................................    16.64%        2.62%        7.64%        6.78%       27.03%
Net Assets at End of the Period (In millions)...............    $261.2       $257.4       $268.1       $257.6       $219.1
Ratio of Expenses to Average Net Assets.....................     1.05%        1.03%        1.02%        1.02%        1.02%
Ratio of Net Investment Income/Loss to Average Net Assets...     0.11%       (0.09%)      (0.12%)       0.02%       (0.52%)
Portfolio Turnover..........................................      177%         128%          98%         174%         170%

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Strategic Growth Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation. The Portfolio commenced investment operations on July 3, 1995. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Portfolio adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of December 31, 2007, this did not result in an impact to the Portfolio's financial statements.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Portfolio utilized capital losses carried forward of $110,312,197. At December 31, 2007, the Portfolio had an accumulated capital loss carryforward for tax purposes of $228,412,755 which will expire according to the following schedule:

   AMOUNT                                                       EXPIRATION
$ 81,579,579                                                 December 31, 2009
 144,941,795                                                 December 31, 2010
   1,891,381                                                 December 31, 2011

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $386,098,117
                                                                ============
Gross tax unrealized appreciation...........................    $ 48,265,742
Gross tax unrealized depreciation...........................     (22,364,959)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 25,900,783
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

                                                                 2007         2006
Distributions paid from:
  Ordinary income...........................................    $73,958       $-0-

    Permanent differences, primarily due to foreign exchange gains/losses, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED   ACCUMULATED NET
  NET INVESTMENT INCOME      REALIZED LOSS    CAPITAL
        $107,045              $ (107,045)      $-0-

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $935,582

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes and the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Portfolio's custody fee was reduced by $3,273 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency, the amount realized between trade date and settlement date on securities transactions and the foreign currency portion of gain and losses on the sale of securities. Income and expense are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .70%
Next $500 million...........................................       .65%
Over $1 billion.............................................       .60%

    The Adviser has agreed to waive all expenses in excess of .85% of Class I Shares daily average net assets and 1.10% of Class II Shares daily average net assets. For the year ended December 31, 2007, the Adviser did not waive any of its investment advisory fees. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $5,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $30,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $92,568 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2007, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $45,917.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                                                           FOR THE                           FOR THE
                                                                         YEAR ENDED                         YEAR ENDED
                                                                      DECEMBER 31, 2007                 DECEMBER 31, 2006
                                                                -----------------------------       --------------------------
                                                                  SHARES            VALUE             SHARES         VALUE
Sales:
  Class I...................................................       111,431       $  3,554,161          149,386    $  4,210,797
  Class II..................................................       461,634         14,578,220          845,838      23,673,849
                                                                ----------       ------------       ----------    ------------
Total Sales.................................................       573,065       $ 18,132,381          995,224    $ 27,884,646
                                                                ==========       ============       ==========    ============
Dividend Reinvestment:
  Class I...................................................         2,453       $     73,958              -0-    $        -0-
  Class II..................................................           -0-                -0-              -0-             -0-
                                                                ----------       ------------       ----------    ------------
Total Dividend Reinvestment.................................         2,453       $     73,958              -0-    $        -0-
                                                                ==========       ============       ==========    ============
Repurchases:
  Class I...................................................    (1,419,796)      $(44,303,649)      (1,865,190)   $(52,479,112)
  Class II..................................................    (1,632,826)       (50,579,313)      (1,466,688)    (40,618,077)
                                                                ----------       ------------       ----------    ------------
Total Repurchases...........................................    (3,052,622)      $(94,882,962)      (3,331,878)   $(93,097,189)
                                                                ==========       ============       ==========    ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $708,555,542 and $795,280,802, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

7. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Strategic Growth Portfolio

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Life Investment Trust Strategic Growth Portfolio (one of the Portfolios constituting the Van Kampen Life Investment Trust (the "Portfolio")) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Strategic Growth Portfolio of the Van Kampen Life Investment Trust at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 15, 2008

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2007. For corporate shareholders, 100% of the distributions qualify for the dividends received deduction. Certain dividends paid by the Portfolio may be subject to a maximum tax rate of 15%. The Portfolio intends to designate up to a maximum of $73,958 as taxed at a maximum rate of 15%. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INDEPENDENT TRUSTEE              PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE
David C. Arch (62)                Trustee           Trustee       Chairman and Chief               74
Blistex Inc.                                        since 2003    Executive Officer of
1800 Swift Drive                                                  Blistex Inc., a consumer
Oak Brook, IL 60523                                               health care products
                                                                  manufacturer.

Jerry D. Choate (69)              Trustee           Trustee       Prior to January 1999,           74
33971 Selva Road                                    since 1999    Chairman and Chief
Suite 130                                                         Executive Officer of the
Dana Point, CA 92629                                              Allstate Corporation
                                                                  ("Allstate") and Allstate
                                                                  Insurance Company. Prior
                                                                  to January 1995,
                                                                  President and Chief
                                                                  Executive Officer of
                                                                  Allstate. Prior to August
                                                                  1994, various management
                                                                  positions at Allstate.

Rod Dammeyer (67)                 Trustee           Trustee       President of CAC, L.L.C.,        74
CAC, L.L.C.                                         since 2003    a private company
4350 La Jolla Village Drive                                       offering capital
Suite 980                                                         investment and management
San Diego, CA 92122-6223                                          advisory services.

Linda Hutton Heagy+ (59)          Trustee           Trustee       Managing Partner of              74
Heidrick & Struggles                                since 1995    Heidrick & Struggles, an
233 South Wacker Drive                                            international executive
Suite 7000                                                        search firm. Prior to
Chicago, IL 60606                                                 1997, Partner of Ray &
                                                                  Berndtson, Inc., an
                                                                  executive recruiting
                                                                  firm. Prior to 1995,
                                                                  Executive Vice President
                                                                  of ABN AMRO, N.A., a bank
                                                                  holding company. Prior to
                                                                  1990, Executive Vice
                                                                  President of The Exchange
                                                                  National Bank.

R. Craig Kennedy (56)             Trustee           Trustee       Director and President of        74
1744 R Street, NW                                   since 1995    the German Marshall Fund
Washington, DC 20009                                              of the United States, an
                                                                  independent U.S.
                                                                  foundation created to
                                                                  deepen understanding,
                                                                  promote collaboration and
                                                                  stimulate exchanges of
                                                                  practical experience
                                                                  between Americans and
                                                                  Europeans. Formerly,
                                                                  advisor to the Dennis
                                                                  Trading Group Inc., a
                                                                  managed futures and
                                                                  option company that
                                                                  invests money for
                                                                  individuals and
                                                                  institutions. Prior to
                                                                  1992, President and Chief
                                                                  Executive Officer,
                                                                  Director and member of
                                                                  the Investment Committee
                                                                  of the Joyce Foundation,
                                                                  a private foundation.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          HELD BY TRUSTEE
David C. Arch (62)              Trustee/Director/Managing
Blistex Inc.                    General Partner of funds
1800 Swift Drive                in the Fund Complex.
Oak Brook, IL 60523             Director of the Heartland
                                Alliance, a nonprofit
                                organization serving
                                human needs based in
                                Chicago. Board member of
                                the Illinois
                                Manufacturers'
                                Association.

Jerry D. Choate (69)            Trustee/Director/Managing
33971 Selva Road                General Partner of funds
Suite 130                       in the Fund Complex.
Dana Point, CA 92629            Director of Amgen Inc., a
                                biotechnological company,
                                and Valero Energy
                                Corporation, an
                                independent refining
                                company.

Rod Dammeyer (67)               Trustee/Director/Managing
CAC, L.L.C.                     General Partner of funds
4350 La Jolla Village Drive     in the Fund Complex.
Suite 980                       Director of Quidel
San Diego, CA 92122-6223        Corporation, Stericycle,
                                Inc., Ventana Medical
                                Systems, Inc. and Trustee
                                of The Scripps Research
                                Institute. Prior to April
                                2007, Director of GATX
                                Corporation. Prior to
                                April 2004, Director of
                                TheraSense, Inc. Prior to
                                January 2004, Director of
                                TeleTech Holdings Inc.
                                and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee/Director/Managing
Heidrick & Struggles            General Partner of funds
233 South Wacker Drive          in the Fund Complex.
Suite 7000                      Trustee on the University
Chicago, IL 60606               of Chicago Hospitals
                                Board, Vice Chair of the
                                Board of the YMCA of
                                Metropolitan Chicago and
                                a member of the Women's
                                Board of the University
                                of Chicago.

R. Craig Kennedy (56)           Trustee/Director/Managing
1744 R Street, NW               General Partner of funds
Washington, DC 20009            in the Fund Complex.
                                Director of First Solar,
                                Inc.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INDEPENDENT TRUSTEE              PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE

Howard J Kerr (72)                Trustee           Trustee       Prior to 1998, President         74
14 Huron Trace                                      since 2003    and Chief Executive
Galena, IL 61036                                                  Officer of Pocklington
                                                                  Corporation, Inc., an
                                                                  investment holding
                                                                  company.

Jack E. Nelson (72)               Trustee           Trustee       President of Nelson              74
423 Country Club Drive                              since 1995    Investment Planning
Winter Park, FL 32789                                             Services, Inc., a
                                                                  financial planning
                                                                  company and registered
                                                                  investment adviser in the
                                                                  State of Florida.
                                                                  President of Nelson Ivest
                                                                  Brokerage Services Inc.,
                                                                  a member of the Financial
                                                                  Industry Regulatory
                                                                  Authority ("FINRA"),
                                                                  Securities Investors
                                                                  Protection Corp. and the
                                                                  Municipal Securities
                                                                  Rulemaking Board.
                                                                  President of Nelson Sales
                                                                  and Services Corporation,
                                                                  a marketing and services
                                                                  company to support
                                                                  affiliated companies.

Hugo F. Sonnenschein (67)         Trustee           Trustee       President Emeritus and           74
1126 E. 59th Street                                 since 2003    Honorary Trustee of the
Chicago, IL 60637                                                 University of Chicago and
                                                                  the Adam Smith
                                                                  Distinguished Service
                                                                  Professor in the
                                                                  Department of Economics
                                                                  at the University of
                                                                  Chicago. Prior to July
                                                                  2000, President of the
                                                                  University of Chicago.

Suzanne H. Woolsey, Ph.D. (66)    Trustee           Trustee       Chief Communications             74
815 Cumberstone Road                                since 1999    Officer of the National
Harwood, MD 20776                                                 Academy of
                                                                  Sciences/National
                                                                  Research Council, an
                                                                  independent, federally
                                                                  chartered policy
                                                                  institution, from 2001 to
                                                                  November 2003 and Chief
                                                                  Operating Officer from
                                                                  1993 to 2001. Prior to
                                                                  1993, Executive Director
                                                                  of the Commission on
                                                                  Behavioral and Social
                                                                  Sciences and Education at
                                                                  the National Academy of
                                                                  Sciences/National
                                                                  Research Council. From
                                                                  1980 through 1989,
                                                                  Partner of Coopers &
                                                                  Lybrand.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          HELD BY TRUSTEE

Howard J Kerr (72)              Trustee/Director/Managing
14 Huron Trace                  General Partner of funds
Galena, IL 61036                in the Fund Complex.
                                Director of the Lake
                                Forest Bank & Trust.
                                Director of the Marrow
                                Foundation.

Jack E. Nelson (72)             Trustee/Director/Managing
423 Country Club Drive          General Partner of funds
Winter Park, FL 32789           in the Fund Complex.

Hugo F. Sonnenschein (67)       Trustee/Director/Managing
1126 E. 59th Street             General Partner of funds
Chicago, IL 60637               in the Fund Complex.
                                Trustee of the University
                                of Rochester and a member
                                of its investment
                                committee. Member of the
                                National Academy of
                                Sciences, the American
                                Philosophical Society and
                                a fellow of the American
                                Academy of Arts and
                                Sciences.

Suzanne H. Woolsey, Ph.D. (66)  Trustee/Director/Managing
815 Cumberstone Road            General Partner of funds
Harwood, MD 20776               in the Fund Complex.
                                Director of Fluor Corp.,
                                an engineering,
                                procurement and
                                construction
                                organization, since
                                January 2004. Director of
                                Intelligent Medical
                                Devices, Inc., a symptom
                                based diagnostic tool for
                                physicians and clinical
                                labs. Director of the
                                Institute for Defense
                                Analyses, a federally
                                funded research and
                                development center,
                                Director of the German
                                Marshall Fund of the
                                United States, Director
                                of the Rocky Mountain
                                Institute and Trustee of
                                California Institute of
                                Technology and the
                                Colorado College.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INTERESTED TRUSTEE               PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE
Wayne W. Whalen* (68)             Trustee           Trustee       Partner in the law firm          74
333 West Wacker Drive                               since 1995    of Skadden, Arps, Slate,
Chicago, IL 60606                                                 Meagher & Flom LLP, legal
                                                                  counsel to funds in the
                                                                  Fund Complex.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee/Director/Managing
333 West Wacker Drive           General Partner of funds
Chicago, IL 60606               in the Fund Complex.
                                Director of the Abraham
                                Lincoln Presidential
                                Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

OFFICERS

                                                       TERM OF
                                                      OFFICE AND
                                    POSITION(S)       LENGTH OF
NAME, AGE AND                        HELD WITH           TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   PORTFOLIO          SERVED      DURING PAST 5 YEARS
Ronald E. Robison (69)            President and       Officer       President of funds in the Fund Complex since September 2005
522 Fifth Avenue                  Principal           since 2003    and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036                Executive                         since May 2003. Managing Director of Van Kampen Advisors
                                  Officer                           Inc. since June 2003. Director of Investor Services since
                                                                    September 2002. Director of the Adviser, Van Kampen
                                                                    Investments and Van Kampen Exchange Corp. since January
                                                                    2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                    & Co. Incorporated. Managing Director and Director of Morgan
                                                                    Stanley Investment Management Inc. Chief Administrative
                                                                    Officer, Managing Director and Director of Morgan Stanley
                                                                    Investment Advisors Inc. and Morgan Stanley Services Company
                                                                    Inc. Managing Director and Director of Morgan Stanley
                                                                    Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                    Executive Officer and Director of Morgan Stanley Trust.
                                                                    Executive Vice President and Principal Executive Officer of
                                                                    the Institutional and Retail Morgan Stanley Funds. Director
                                                                    of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                    Officer of Morgan Stanley Investment Management Inc. and
                                                                    Executive Vice President of funds in the Fund Complex from
                                                                    May 2003 to September 2005.

Dennis Shea (54)                  Vice President      Officer       Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                      since 2006    Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                  and Van Kampen Advisors Inc. Chief Investment
                                                                    Officer--Global Equity of the same entities since February
                                                                    2006. Vice President of Morgan Stanley Institutional and
                                                                    Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                                    Director and Director of Global Equity Research at Morgan
                                                                    Stanley from April 2000 to February 2006.

J. David Germany (53)             Vice President      Officer       Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                       since 2006    Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                        and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                                 Officer--Global Fixed Income of the same entities since
                                                                    December 2005. Managing Director and Director of Morgan
                                                                    Stanley Investment Management Ltd. Director of Morgan
                                                                    Stanley Investment Management (ACD) Limited since December
                                                                    2003. Vice President of Morgan Stanley Institutional and
                                                                    Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

Amy R. Doberman (45)              Vice President      Officer       Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                      since 2004    Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                  Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                    the Adviser. Vice President of the Morgan Stanley
                                                                    Institutional and Retail Funds since July 2004 and Vice
                                                                    President of funds in the Fund Complex since August 2004.
                                                                    Previously, Managing Director and General Counsel of
                                                                    Americas, UBS Global Asset Management from July 2000 to July
                                                                    2004 and General Counsel of Aeltus Investment Management,
                                                                    Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)         Vice President      Officer       Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                  and Secretary       since 2003    Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                  Complex.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                       TERM OF
                                                      OFFICE AND
                                    POSITION(S)       LENGTH OF
NAME, AGE AND                        HELD WITH           TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   PORTFOLIO          SERVED      DURING PAST 5 YEARS

John L. Sullivan (52)             Chief Compliance    Officer       Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100      Officer             since 1996    August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                          Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                    Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                    Investments, Vice President, Chief Financial Officer and
                                                                    Treasurer of funds in the Fund Complex and head of Fund
                                                                    Accounting for Morgan Stanley Investment Management Inc.
                                                                    Prior to December 2002, Executive Director of Van Kampen
                                                                    Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)            Chief Financial     Officer       Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100      Officer and         since 2007    Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181        Treasurer                         of funds in the Fund Complex since June 2007. Prior to June
                                                                    2007, Senior Vice President of Northern Trust Company,
                                                                    Treasurer and Principal Financial Officer for Northern Trust
                                                                    U.S. mutual fund complex.

  Van Kampen Life Investment Trust Strategic Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Strategic Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                LITANNEMG 2/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-00554P-Y12/07

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Enterprise Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2007.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. PORTFOLIOS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000(R) Growth Index from 12/31/97 through 12/31/07 for Class I shares.
(LINE GRAPH)

                                                                 VAN KAMPEN LIT ENTERPRISE
                                                                         PORTFOLIO                  RUSSELL 1000 GROWTH INDEX
                                                                 -------------------------          -------------------------
12/97                                                                      10000                              10000
                                                                            9983                              10299
                                                                           10917                              11074
                                                                           11534                              11515
                                                                           11712                              11675
                                                                           11266                              11343
                                                                           11763                              12038
                                                                           11500                              11958
                                                                            9435                              10164
                                                                           10004                              10944
                                                                           10668                              11824
                                                                           11305                              12723
12/98                                                                      12500                              13871
                                                                           13002                              14685
                                                                           12466                              14014
                                                                           12977                              14752
                                                                           13176                              14771
                                                                           12760                              14317
                                                                           13333                              15320
                                                                           12959                              14833
                                                                           12881                              15076
                                                                           12760                              14759
                                                                           13531                              15874
                                                                           14194                              16730
12/99                                                                      15730                              18470
                                                                           15236                              17604
                                                                           16508                              18465
                                                                           17507                              19786
                                                                           16527                              18844
                                                                           15713                              17896
                                                                           16732                              19252
                                                                           16302                              18449
                                                                           17646                              20120
                                                                           16216                              18216
                                                                           15329                              17355
                                                                           13263                              14796
12/00                                                                      13428                              14328
                                                                           13369                              15318
                                                                           11634                              12718
                                                                           10614                              11334
                                                                           11490                              12767
                                                                           11476                              12579
                                                                           11239                              12288
                                                                           10937                              11981
                                                                           10270                              11001
                                                                            9272                               9903
                                                                            9703                              10422
                                                                           10550                              11423
12/01                                                                      10686                              11402
                                                                           10457                              11200
                                                                            9868                              10736
                                                                           10269                              11107
                                                                            9663                              10201
                                                                            9584                               9954
                                                                            8698                               9033
                                                                            8078                               8536
                                                                            8114                               8562
                                                                            7235                               7674
                                                                            7732                               8378
                                                                            8064                               8833
12/02                                                                       7552                               8223
                                                                            7393                               8023
                                                                            7285                               7986
                                                                            7427                               8135
                                                                            7905                               8736
                                                                            8282                               9172
                                                                            8333                               9299
                                                                            8499                               9530
                                                                            8731                               9767
                                                                            8521                               9663
                                                                            9108                              10205
                                                                            9238                              10312
12/03                                                                       9506                              10669
                                                                            9601                              10887
                                                                            9651                              10956
                                                                            9499                              10752
                                                                            9164                              10628
                                                                            9353                              10826
                                                                            9513                              10961
                                                                            8924                              10341
                                                                            8902                              10290
                                                                            9026                              10388
                                                                            9171                              10550
                                                                            9528                              10913
12/04                                                                       9892                              11341
                                                                            9622                              10963
                                                                            9688                              11079
                                                                            9628                              10877
                                                                            9481                              10670
                                                                            9928                              11187
                                                                            9950                              11145
                                                                           10361                              11690
                                                                           10141                              11540
                                                                           10287                              11593
                                                                           10163                              11480
                                                                           10624                              11975
12/05                                                                      10698                              11938
                                                                           11042                              12147
                                                                           10954                              12128
                                                                           11161                              12307
                                                                           11168                              12290
                                                                           10587                              11874
                                                                           10565                              11827
                                                                           10212                              11602
                                                                           10609                              11964
                                                                           10940                              12292
                                                                           11175                              12725
                                                                           11381                              12977
12/06                                                                      11455                              13021
                                                                           11779                              13356
                                                                           11587                              13105
                                                                           11799                              13176
                                                                           12324                              13796
                                                                           12871                              14292
                                                                           12634                              14079
                                                                           12376                              13861
                                                                           12590                              14082
                                                                           13307                              14671
                                                                           13661                              15171
                                                                           13041                              14612
12/07                                                                      12908                              14559

 ------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I              CLASS II
 TOTAL RETURNS                 since 4/07/86         since 7/24/00

 Since Inception                   7.92%                -3.75%

 10-year                           2.59                    --

 5-year                           11.32                 11.06

 1-year                           12.68                 12.46
 ------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

The Russell 1000(R) Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an index of the 1,000 largest U.S. companies based on market capitalization. This index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

Stock price volatility was much more pronounced in 2007 than it had been over the past several years, largely driven by investor uncertainty as to the short and long term impacts of the subprime mortgage market's troubles on the broader economy. In the first quarter, investors took notice of disturbing signs in the subprime market, which fueled stock price turbulence in March. Yet, corporate profits stayed positive and economic data was generally favorable, contributing to the belief that the effect of the subprime event would be contained.

However, by the third quarter, subprime troubles spilled into the credit market and the broader economy. A tightening in credit standards, mortgage lender bankruptcies and hedge fund implosions were followed by multi-billion dollar losses reported at several large financial institutions in the fourth quarter. At the same time, a cross current of unfavorable data buffeted the market, indicating a languishing housing market, declining consumer spending, rising oil prices and negative year-over-year corporate profit growth.

A series of reductions to both the discount rate and the target federal funds rate from the Federal Reserve (the "Fed") helped financial markets regain their footing at several points in the third and fourth quarters. In fact, the S&P 500(R) Index reached a record high early in the fourth quarter. However, skepticism quickly returned as investors worried that the Fed's ability to steer the economy away from recession would be limited by potentially rising inflation in the future. Fourth quarter corporate earnings expectations were dismal, with only the largest multi-national companies expected to generate growth through their exposure to international markets.

In this environment, large-cap growth stocks (in which the Portfolio primarily invests) performed well, outperforming the broad market average during the period. Amplified concerns about the health of the economy led investors to seek stocks they believed would be well positioned to withstand a market downturn. Large-cap growth stocks generally benefited because of their underlying companies' established positions, large size and perceived ability to generate earnings growth without the tailwind of a strongly expanding economy.

PERFORMANCE ANALYSIS
All share classes of Van Kampen LIT Enterprise Portfolio outperformed the Russell 1000(R) Growth Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

Relative to the Russell 1000 Growth Index, the Portfolio benefited from exposure to the consumer discretionary sector. Although on a total return basis the Portfolio's investments in the sector had a negative return in aggregate, the Index's consumer discretionary sector posted an even greater decline for the period. Within the sector, the Portfolio's performance was bolstered by strong gains from holdings in a video game retailer and a fast food chain. The industrials sector also contributed positively to relative performance, primarily driven by holdings in heavy equipment manufacturers and auto components makers. Finally, the materials sector added to relative returns through the Portfolio's overweight position in metals and mining stocks. A favorable backdrop, including a weak U.S. dollar, rising commodity prices for metals and industry consolidation, fueled metals and mining stocks' advance during the period.

The Portfolio's only major detractor on a sector basis during the period was in the financials sector. Relative to the Russell 1000 Growth Index, the Portfolio held a larger position in companies with capital markets and/or mortgage securities exposure. A number of these stocks fell considerably during the period, due to a combination of company-specific problems and declining investor confidence for financial stocks in general.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II   GROWTH INDEX
       12.68%    12.46%       11.81%
----------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.

The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the portfolio's returns would have been lower.

TOP 10 HOLDINGS AS OF 12/31/07
Apple, Inc                                           4.1%
CVS Caremark Corp.                                   3.0
Gilead Sciences, Inc.                                2.4
IBM Corp.                                            1.7
Goldman Sachs Group, Inc.                            1.7
Hewlett-Packard Co.                                  1.6
Monsanto Co.                                         1.6
Celgene Corp.                                        1.5
UnitedHealth Group, Inc.                             1.4
Corning, Inc.                                        1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/07
Computer Hardware                                    7.6%
Aerospace & Defense                                  6.3
Communications Equipment                             5.6
Biotechnology                                        5.4
Pharmaceuticals                                      3.4
Managed Health Care                                  3.4
Semiconductors                                       3.2
Investment Banking & Brokerage                       3.0
Drug Retail                                          3.0
Systems Software                                     2.8
Internet Software & Services                         2.8
Health Care Services                                 2.7
Construction & Farm Machinery & Heavy Trucks         2.4
Diversified Metals & Mining                          2.4
Integrated Oil & Gas                                 2.2
Soft Drinks                                          1.9
Computer Storage & Peripherals                       1.8
Restaurants                                          1.7
Fertilizers & Agricultural Chemicals                 1.5
Agricultural Products                                1.5
Railroads                                            1.5
Household Products                                   1.5
Oil & Gas Equipment & Services                       1.5
Application Software                                 1.4
Tobacco                                              1.4
Electronic Equipment Manufacturers                   1.4
Specialized Finance                                  1.3
Other Diversified Financial Services                 1.3
Thrifts & Mortgage Finance                           1.3
IT Consulting & Other Services                       1.3
Apparel Retail                                       1.2
Health Care Equipment                                1.2
Oil & Gas Drilling                                   1.2
Oil & Gas Refining & Marketing                       1.1
Data Processing & Outsourced Services                1.1
Semiconductor Equipment                              1.1
Footwear                                             1.1
Computer & Electronics Retail                        0.9
Broadcasting & Cable TV                              0.9
Auto Parts & Equipment                               0.8
Property & Casualty Insurance                        0.8
Movies & Entertainment                               0.8
Home Furnishings                                     0.7
Consumer Finance                                     0.6
Steel                                                0.6
Casinos & Gaming                                     0.6
Asset Management & Custody Banks                     0.5
Oil & Gas Storage & Transportation                   0.5
Environmental & Facilities Services                  0.5
Internet Retail                                      0.5
Consumer Electronics                                 0.5
Specialty Stores                                     0.4
Airlines                                             0.4
Personal Products                                    0.3
Health Care Distributors                             0.3
Wireless Telecommunication Services                  0.3
Homebuilding                                         0.2
Trucking                                             0.2
Human Resource & Employment Services                 0.2
Air Freight & Logistics                              0.2
Home Entertainment Software                          0.2
Electronic Manufacturing Services                    0.2
Department Stores                                    0.2
                                                   ----- ---
Total Long-Term Investments                         98.8
Total Repurchase Agreements                          1.4
                                                   ----- ---
Total Investments                                  100.2
Liabilities in Excess of Other Assets               (0.2)
                                                   ----- ---
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              -------------------------------------------------
                                                                 7/1/07          12/31/07       7/1/07-12/31/07
Class I
  Actual....................................................    $1,000.00        $1,021.64           $3.06
  Hypothetical..............................................     1,000.00         1,022.18            3.06
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00         1,020.44            4.33
  Hypothetical..............................................     1,000.00         1,020.92            4.33
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

                                        NUMBER
DESCRIPTION                            OF SHARES       VALUE
----------------------------------------------------------------
COMMON STOCKS  98.8%
AEROSPACE & DEFENSE  6.3%
BE Aerospace, Inc. (a)...............     4,225     $    223,502
General Dynamics Corp. ..............     7,581          674,633
Goodrich Corp. ......................    13,950          985,009
Honeywell International, Inc. .......    17,273        1,063,499
L-3 Communications Holdings, Inc. ...     5,526          585,424
Northrop Grumman Corp. ..............    10,167          799,533
Precision Castparts Corp. ...........     7,708        1,069,100
Rockwell Collins, Inc. ..............     5,245          377,483
United Technologies Corp. ...........    16,468        1,260,461
                                                    ------------
                                                       7,038,644
                                                    ------------
AGRICULTURAL PRODUCTS  1.5%
Archer-Daniels-Midland Co. ..........    13,843          642,730
Bunge, Ltd. (Bermuda)................     9,453        1,100,424
                                                    ------------
                                                       1,743,154
                                                    ------------
AIR FREIGHT & LOGISTICS  0.2%
UTI Worldwide, Inc. (British Virgin
  Islands)...........................    11,158          218,697
                                                    ------------
AIRLINES  0.4%
AMR Corp. (a)........................    14,116          198,047
Continental Airlines, Inc., Class B
  (a)................................     9,255          205,924
                                                    ------------
                                                         403,971
                                                    ------------
APPAREL RETAIL  1.2%
Chico's FAS, Inc. (a)................    22,091          199,482
Coldwater Creek, Inc. (a)............    33,718          225,573
Guess?, Inc. ........................     5,390          204,227
Men's Wearhouse, Inc. ...............    17,500          472,150
Urban Outfitters, Inc. (a)...........     8,294          226,095
                                                    ------------
                                                       1,327,527
                                                    ------------
APPLICATION SOFTWARE  1.4%
ANSYS, Inc. (a)......................    12,043          499,303
BEA Systems, Inc. (a)................    25,253          398,492
Citrix Systems, Inc. (a).............    11,894          452,091
Salesforce.com, Inc. (a).............     3,629          227,502
                                                    ------------
                                                       1,577,388
                                                    ------------
ASSET MANAGEMENT & CUSTODY BANKS  0.5%
Franklin Resources, Inc. ............     5,135          587,598
                                                    ------------
AUTO PARTS & EQUIPMENT  0.8%
Autoliv, Inc. .......................     7,563          398,646
BorgWarner, Inc. ....................    10,006          484,390
                                                    ------------
                                                         883,036
                                                    ------------
BIOTECHNOLOGY  5.4%
Amgen, Inc. (a)......................     3,893          180,791
Biogen Idec, Inc. (a)................     9,892          563,053
Celgene Corp. (a)....................    36,794        1,700,251
Genentech, Inc. (a)..................    10,030          672,712
Gilead Sciences, Inc. (a)............    58,657        2,698,808
PDL BioPharma, Inc. (a)..............    12,858          225,272
                                                    ------------
                                                       6,040,887
                                                    ------------
BROADCASTING & CABLE TV  0.9%
Comcast Corp., Class A (a)...........    12,095          220,855
DIRECTV Group, Inc. (a)..............    18,506          427,859
EchoStar Communications Corp. Class A
  (a)................................     9,641          363,658
                                                    ------------
                                                       1,012,372
                                                    ------------
CASINOS & GAMING  0.6%
Las Vegas Sands Corp. (a)............     1,949          200,845
Scientific Games Corp., Class A
  (a)................................     6,764          224,903
Wynn Resorts, Ltd. ..................     2,280          255,656
                                                    ------------
                                                         681,404
                                                    ------------

                                        NUMBER
DESCRIPTION                            OF SHARES       VALUE
----------------------------------------------------------------
COMMUNICATIONS EQUIPMENT  5.6%
ADC Telecommunications, Inc. (a).....    21,909     $    340,685
Ciena Corp. (a)......................    10,259          349,934
Cisco Systems, Inc. (a)..............    43,575        1,179,575
Corning, Inc. .......................    67,122        1,610,257
Harris Corp. ........................     9,760          611,757
QUALCOMM, Inc. ......................    23,392          920,475
Research In Motion, Ltd. (Canada)
  (a)................................    11,794        1,337,440
                                                    ------------
                                                       6,350,123
                                                    ------------
COMPUTER & ELECTRONICS RETAIL  0.9%
Circuit City Stores, Inc. ...........    32,754          137,567
GameStop Corp., Class A (a)..........    14,135          877,925
                                                    ------------
                                                       1,015,492
                                                    ------------
COMPUTER HARDWARE  7.6%
Apple, Inc. (a)......................    22,974        4,550,690
Diebold, Inc. .......................     7,040          204,019
Hewlett-Packard Co. .................    36,002        1,817,381
IBM Corp. ...........................    17,928        1,938,017
                                                    ------------
                                                       8,510,107
                                                    ------------
COMPUTER STORAGE & PERIPHERALS  1.8%
EMC Corp. (a)........................    49,719          921,293
Network Appliance, Inc. (a)..........     8,747          218,325
QLogic Corp. (a).....................    15,492          219,986
Seagate Technology (Cayman
  Islands)...........................    25,385          647,318
                                                    ------------
                                                       2,006,922
                                                    ------------
CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS  2.4%
Cummins, Inc. .......................     4,583          583,737
Deere & Co. .........................    10,614          988,376
Manitowoc Co., Inc. .................    13,600          664,088
Terex Corp. (a)......................     7,611          499,053
                                                    ------------
                                                       2,735,254
                                                    ------------
CONSUMER ELECTRONICS  0.5%
Garmin, Ltd. (Cayman Islands)........     5,324          516,428
                                                    ------------

CONSUMER FINANCE  0.6%
AmeriCredit Corp. (a)................    20,056          256,516
First Marblehead Corp. ..............    29,325          448,673
                                                    ------------
                                                         705,189
                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES  1.1%
Alliance Data Systems Corp. (a)......     7,281          546,002
Global Payments, Inc. ...............    15,487          720,455
                                                    ------------
                                                       1,266,457
                                                    ------------
DEPARTMENT STORES  0.2%
Nordstrom, Inc. .....................     4,808          176,598
                                                    ------------

DIVERSIFIED METALS & MINING  2.4%
Companhia Vale do Rio Doce--ADR
  (Brazil)...........................    35,950        1,174,486
Freeport-McMoRan Copper & Gold,
  Inc. ..............................     7,357          753,651
Southern Copper Corp. ...............     7,653          804,560
                                                    ------------
                                                       2,732,697
                                                    ------------
DRUG RETAIL  3.0%
CVS Caremark Corp. ..................    83,991        3,338,642
                                                    ------------

ELECTRONIC EQUIPMENT MANUFACTURERS  1.4%
Amphenol Corp., Class A..............    16,397          760,329
National Instruments Corp. ..........    23,181          772,623
                                                    ------------
                                                       1,532,952
                                                    ------------

ELECTRONIC MANUFACTURING SERVICES  0.2%
Jabil Circuit, Inc. .................    12,094          184,675
                                                    ------------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                        NUMBER
DESCRIPTION                            OF SHARES       VALUE
----------------------------------------------------------------
ENVIRONMENTAL & FACILITIES SERVICES  0.5%
Waste Management, Inc. ..............    17,254     $    563,688
                                                    ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  1.5%
Monsanto Co. ........................    15,614        1,743,928
                                                    ------------
FOOTWEAR  1.1%
Crocs, Inc. (a)......................     5,414          199,289
NIKE, Inc., Class B..................    16,104        1,034,521
                                                    ------------
                                                       1,233,810
                                                    ------------
HEALTH CARE DISTRIBUTORS  0.3%
McKesson Corp. ......................     5,975          391,422
                                                    ------------

HEALTH CARE EQUIPMENT  1.2%
Hologic, Inc. (a)....................     3,231          221,776
Intuitive Surgical, Inc. (a).........       695          225,528
Stryker Corp. .......................    11,749          877,885
                                                    ------------
                                                       1,325,189
                                                    ------------
HEALTH CARE SERVICES  2.7%
Cerner Corp. (a).....................     3,826          215,787
Express Scripts, Inc. (a)............    18,874        1,377,802
Hlth Corp. (a).......................    16,691          223,659
Medco Health Solutions, Inc. (a).....    10,283        1,042,696
Omnicare, Inc. ......................     9,380          213,958
                                                    ------------
                                                       3,073,902
                                                    ------------
HOME ENTERTAINMENT SOFTWARE  0.2%
Electronic Arts, Inc. (a)............     3,732          217,986
                                                    ------------

HOME FURNISHINGS  0.7%
Tempur-Pedic International, Inc. ....    29,901          776,529
                                                    ------------

HOMEBUILDING  0.2%
Centex Corp. ........................     8,993          227,163
                                                    ------------

HOUSEHOLD PRODUCTS  1.5%
Colgate-Palmolive Co. ...............    11,425          890,693
Procter & Gamble Co. ................    10,711          786,402
                                                    ------------
                                                       1,677,095
                                                    ------------
HUMAN RESOURCE & EMPLOYMENT SERVICES  0.2%
Monster Worldwide, Inc. (a)..........     6,838          221,551
                                                    ------------

INTEGRATED OIL & GAS  2.2%
ConocoPhillips.......................    16,933        1,495,184
Exxon Mobil Corp. ...................    10,094          945,707
                                                    ------------
                                                       2,440,891
                                                    ------------
INTERNET RETAIL  0.5%
Amazon.com, Inc. (a).................     2,448          226,783
Expedia, Inc. (a)....................     3,722          117,689
NutriSystem, Inc. (a)................     7,999          215,813
                                                    ------------
                                                         560,285
                                                    ------------
INTERNET SOFTWARE & SERVICES  2.8%
Akamai Technologies, Inc. (a)........     6,226          215,420
eBay, Inc. (a).......................    39,148        1,299,322
Google, Inc., Class A (a)............     2,060        1,424,449
WebMD Health Corp., Class A (a)......     5,489          225,433
                                                    ------------
                                                       3,164,624
                                                    ------------
INVESTMENT BANKING & BROKERAGE  3.0%
Bear Stearns Cos., Inc. .............     6,134          541,326
Goldman Sachs Group, Inc. ...........     8,746        1,880,827
Merrill Lynch & Co., Inc. ...........    17,911          961,462
                                                    ------------
                                                       3,383,615
                                                    ------------

                                        NUMBER
DESCRIPTION                            OF SHARES       VALUE
----------------------------------------------------------------
IT CONSULTING & OTHER SERVICES  1.3%
Accenture, Ltd., Class A (Bermuda)...    24,365     $    877,871
Cognizant Technology Solutions Corp.,
  Class A (a)........................     6,554          222,443
Infosys Technologies, Ltd.--ADR
  (India)............................     6,869          311,578
                                                    ------------
                                                       1,411,892
                                                    ------------
MANAGED HEALTH CARE  3.4%
Aetna, Inc. .........................    17,935        1,035,388
Humana, Inc. (a).....................    14,955        1,126,261
UnitedHealth Group, Inc. (b).........    27,886        1,622,965
                                                    ------------
                                                       3,784,614
                                                    ------------
MOVIES & ENTERTAINMENT  0.8%
DreamWorks Animation SKG, Inc., Class
  A (a)..............................    16,737          427,463
Walt Disney Co. .....................    13,314          429,776
                                                    ------------
                                                         857,239
                                                    ------------
OIL & GAS DRILLING  1.2%
ENSCO International, Inc. ...........     3,877          231,147
Noble Corp. (Cayman Islands).........    10,896          615,733
Pride International, Inc. (a)........     6,871          232,927
Transocean, Inc. (Cayman Islands)
  (a)................................     1,617          231,473
                                                    ------------
                                                       1,311,280
                                                    ------------
OIL & GAS EQUIPMENT & SERVICES  1.5%
BJ Services Co. .....................     9,352          226,880
Grant Prideco, Inc. (a)..............     9,996          554,878
Helix Energy Solutions Group, Inc.
  (a)................................     5,376          223,104
National-Oilwell Varco, Inc. (a).....     3,134          230,224
Superior Energy Services, Inc. (a)...     6,465          222,525
TETRA Technologies, Inc. (a).........    13,004          202,472
                                                    ------------
                                                       1,660,083
                                                    ------------
OIL & GAS REFINING & MARKETING  1.1%
Valero Energy Corp. .................    18,130        1,269,644
                                                    ------------

OIL & GAS STORAGE & TRANSPORTATION  0.5%
Frontline, Ltd. (Bermuda)............    12,092          580,416
                                                    ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  1.3%
Bank of America Corp. ...............    24,125          995,398
Citigroup, Inc. .....................    17,110          503,718
                                                    ------------
                                                       1,499,116
                                                    ------------
PERSONAL PRODUCTS  0.3%
Bare Escentuals, Inc. (a)............    16,405          397,821
                                                    ------------

PHARMACEUTICALS  3.4%
APP Pharmaceuticals, Inc. (a)........    21,147          217,180
Johnson & Johnson....................     5,764          384,459
Merck & Co., Inc. ...................    27,182        1,579,546
Schering-Plough Corp. ...............    30,726          818,540
Sepracor, Inc. (a)...................     8,818          231,472
Teva Pharmaceutical Industries,
  Ltd.--ADR (Israel).................    13,364          621,159
                                                    ------------
                                                       3,852,356
                                                    ------------
PROPERTY & CASUALTY INSURANCE  0.8%
CNA Financial Corp. .................    25,640          864,581
                                                    ------------

RAILROADS  1.5%
Burlington Northern Santa Fe
  Corp. .............................     4,233          352,313
CSX Corp. ...........................    10,752          472,873
Union Pacific Corp. .................     7,247          910,368
                                                    ------------
                                                       1,735,554
                                                    ------------

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                        NUMBER
DESCRIPTION                            OF SHARES       VALUE
----------------------------------------------------------------
RESTAURANTS  1.7%
McDonald's Corp. ....................    24,878     $  1,465,563
Panera Bread Co., Class A (a)........     6,212          222,514
Starbucks Corp. (a)..................    10,901          223,143
                                                    ------------
                                                       1,911,220
                                                    ------------
SEMICONDUCTOR EQUIPMENT  1.1%
MEMC Electronic Materials, Inc.
  (a)................................    14,305        1,265,849
                                                    ------------

SEMICONDUCTORS  3.2%
Cypress Semiconductor Corp. (a)......     6,191          223,062
Integrated Device Technology, Inc.
  (a)................................    19,378          219,165
LSI Corp. (a)........................    40,336          214,184
NVIDIA Corp. (a).....................    30,723        1,045,196
PMC--Sierra, Inc. (a)................   106,433          696,072
Texas Instruments, Inc. .............    35,047        1,170,570
                                                    ------------
                                                       3,568,249
                                                    ------------
SOFT DRINKS  1.9%
Coca-Cola Co. .......................    15,829          971,426
Hansen Natural Corp. (a).............    13,131          581,572
Pepsi Bottling Group, Inc. ..........    14,300          564,278
                                                    ------------
                                                       2,117,276
                                                    ------------
SPECIALIZED FINANCE  1.3%
CME Group, Inc. .....................       664          455,504
Nasdaq Stock Market, Inc. (a)........    15,304          757,395
NYSE Euronext........................     3,433          301,314
                                                    ------------
                                                       1,514,213
                                                    ------------
SPECIALTY STORES  0.4%
Office Depot, Inc. (a)...............    15,829          220,181
OfficeMax, Inc. .....................    10,042          207,468
                                                    ------------
                                                         427,649
                                                    ------------
STEEL  0.6%
Steel Dynamics, Inc. ................    11,480          683,864
                                                    ------------
SYSTEMS SOFTWARE  2.8%
McAfee, Inc. (a).....................    15,350          575,625
Microsoft Corp. .....................    36,496        1,299,258
Oracle Corp. (a).....................    31,551          712,421
Red Hat, Inc. (a)....................    18,771          391,188
VMware, Inc., Class A (a)............     2,433          206,781
                                                    ------------
                                                       3,185,273
                                                    ------------
THRIFTS & MORTGAGE FINANCE  1.3%
Federal Home Loan Mortgage Corp. ....     6,636          226,089
Federal National Mortgage
  Association........................     5,904          236,042
MGIC Investment Corp. ...............    24,250          543,927
Radian Group, Inc. ..................    39,171          457,517
                                                    ------------
                                                       1,463,575
                                                    ------------

                                        NUMBER
DESCRIPTION                            OF SHARES       VALUE
----------------------------------------------------------------
TOBACCO  1.4%
Altria Group, Inc. ..................    12,742     $    963,040
Loews Corp.--Carolina Group..........     7,019          598,721
                                                    ------------
                                                       1,561,761
                                                    ------------

TRUCKING  0.2%
Avis Budget Group, Inc. (a)..........    17,083          222,079
                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES  0.3%
America Movil, SA de CV, Ser L--ADR
  (Mexico)...........................     5,802          356,185
                                                    ------------

TOTAL LONG-TERM INVESTMENTS  98.8%
  (Cost $88,557,137)............................     111,089,681
                                                    ------------

REPURCHASE AGREEMENTS  1.4%
Banc of America Securities ($436,563 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.50%, dated 12/31/07, to be sold on 01/02/08
  at $436,672)..................................         436,563
Citigroup Global Markets, Inc. ($388,056 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.10%, dated 12/31/07, to be sold on 01/02/08
  at $388,144)..................................         388,056
State Street Bank & Trust Co. ($725,381 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  3.90%, dated 12/31/07, to be sold on 01/02/08
  at $725,539)..................................         725,381
                                                    ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $1,550,000).............................       1,550,000
                                                    ------------

TOTAL INVESTMENTS  100.2%
  (Cost $90,107,137)............................     112,639,681
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)...        (216,128)
                                                    ------------

NET ASSETS  100.0%..............................    $112,423,553
                                                    ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

                                                                                 UNREALIZED
                                                                                APPRECIATION/
                                                                CONTRACTS       DEPRECIATION
LONG CONTRACTS:
S&P Mini 500 Index Futures, March 2008 (Current Notional
  Value of $73,860 per contract)............................       25              $(1,415)
                                                                   ==              =======

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $90,107,137)........................  $112,639,681
Cash........................................................           574
Receivables:
  Dividends.................................................        66,332
  Portfolio Shares Sold.....................................         3,523
  Interest..................................................           177
Other.......................................................       153,777
                                                              ------------
    Total Assets............................................   112,864,064
                                                              ------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................        82,542
  Investment Advisory Fee...................................        42,378
  Variation Margin on Futures...............................        10,375
  Distributor and Affiliates................................         7,807
Trustees' Deferred Compensation and Retirement Plans........       229,192
Accrued Expenses............................................        68,217
                                                              ------------
    Total Liabilities.......................................       440,511
                                                              ------------
NET ASSETS..................................................  $112,423,553
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $130,436,993
Net Unrealized Appreciation.................................    22,531,129
Accumulated Undistributed Net Investment Income.............       625,797
Accumulated Net Realized Loss...............................   (41,170,366)
                                                              ------------
NET ASSETS..................................................  $112,423,553
                                                              ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares: (Based on net assets of $92,256,739 and
  5,280,140 shares of beneficial interest issued and
  outstanding)..............................................  $      17.47
                                                              ============
  Class II Shares: (Based on net assets of $20,166,814 and
  1,154,527 shares of beneficial interest issued and
  outstanding)..............................................  $      17.47
                                                              ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $1,575)......  $ 1,459,939
Interest....................................................      147,644
                                                              -----------
    Total Income............................................    1,607,583
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      593,650
Distribution (12b-1) and Service Fees.......................       52,408
Accounting and Administrative Expenses......................       44,893
Reports to Shareholders.....................................       40,608
Trustees' Fees and Related Expenses.........................       28,312
Professional Fees...........................................       26,262
Custody.....................................................       26,130
Transfer Agent Fees.........................................       16,790
Other.......................................................       19,902
                                                              -----------
    Total Expenses..........................................      848,955
    Investment Advisory Fee Reduction.......................       83,716
    Less Credits Earned on Cash Balances....................          451
                                                              -----------
    Net Expenses............................................      764,788
                                                              -----------
NET INVESTMENT INCOME.......................................  $   842,795
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 4,760,810
  Futures...................................................      (85,013)
                                                              -----------
Net Realized Gain...........................................    4,675,797
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   13,773,531
                                                              -----------
  End of the Period:
    Investments.............................................   22,532,544
    Futures.................................................       (1,415)
                                                              -----------
                                                               22,531,129
                                                              -----------
Net Unrealized Appreciation During the Period...............    8,757,598
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $13,433,395
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $14,276,190
                                                              ===========

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                   FOR THE              FOR THE
                                                                 YEAR ENDED           YEAR ENDED
                                                              DECEMBER 31, 2007    DECEMBER 31, 2006
                                                              --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................    $    842,795         $    434,116
Net Realized Gain...........................................       4,675,797           15,201,089
Net Unrealized Appreciation/Depreciation During the
  Period....................................................       8,757,598           (7,458,649)
                                                                ------------         ------------
Change in Net Assets from Operations........................      14,276,190            8,176,556
                                                                ------------         ------------

Distributions from Net Investment Income:
  Class I Shares............................................        (403,590)            (463,679)
  Class II Shares...........................................         (33,171)             (39,015)
                                                                ------------         ------------
Total Distributions.........................................        (436,761)            (502,694)
                                                                ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........      13,839,429            7,673,862
                                                                ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................       3,295,842            5,296,211
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         436,761              502,694
Cost of Shares Repurchased..................................     (24,767,729)         (27,592,710)
                                                                ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........     (21,035,126)         (21,793,805)
                                                                ------------         ------------
TOTAL DECREASE IN NET ASSETS................................      (7,195,697)         (14,119,943)
NET ASSETS:
Beginning of the Period.....................................     119,619,250          133,739,193
                                                                ------------         ------------
End of the Period (Including accumulated undistributed net
  investment income of $625,797 and $228,773,
  respectively).............................................    $112,423,553         $119,619,250
                                                                ============         ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  ----------------------------------------------------------
                                                                 2007         2006         2005         2004         2003
                                                                ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $15.58       $14.60       $13.60       $13.12       $10.48
                                                                ------       ------       ------       ------       ------
  Net Investment Income.....................................      0.13(a)      0.06(a)      0.06         0.10         0.05
  Net Realized and Unrealized Gain..........................      1.83         0.98         1.04         0.43         2.65
                                                                ------       ------       ------       ------       ------
Total from Investment Operations............................      1.96         1.04         1.10         0.53         2.70
Less Distributions from Net Investment Income...............      0.07         0.06         0.10         0.05         0.06
                                                                ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $17.47       $15.58       $14.60       $13.60       $13.12
                                                                ======       ======       ======       ======       ======

Total Return*...............................................    12.68%        7.08%        8.15%        4.05%       25.88%
Net Assets at End of the Period (In millions)...............    $ 92.3       $ 99.1       $112.9       $126.7       $140.0
Ratio of Expenses to Average Net Assets*....................     0.60%        0.60%        0.60%        0.60%        0.60%
Ratio of Net Investment Income to Average Net Assets*.......     0.75%        0.39%        0.41%        0.68%        0.40%
Portfolio Turnover..........................................       52%         110%          43%         155%         145%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     0.67%        0.68%        0.68%        0.63%        0.64%
   Ratio of Net Investment Income to Average Net Assets.....     0.68%        0.31%        0.33%        0.65%        0.36%

(a) Based on average shares outstanding.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS CONTINUED

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 ----------------------------------------------------------
                                                                 2007         2006         2005         2004         2003
                                                                ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $15.57       $14.60       $13.60       $13.12       $10.47
                                                                ------       ------       ------       ------       ------
  Net Investment Income.....................................      0.09(a)      0.02(a)      0.02         0.06         0.02
  Net Realized and Unrealized Gain..........................      1.84         0.98         1.04         0.44         2.66
                                                                ------       ------       ------       ------       ------
Total from Investment Operations............................      1.93         1.00         1.06         0.50         2.68
Less Distributions from Net Investment Income...............      0.03         0.03         0.06         0.02         0.03
                                                                ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $17.47       $15.57       $14.60       $13.60       $13.12
                                                                ======       ======       ======       ======       ======

Total Return* (b)...........................................    12.46%        6.77%        7.88%        3.79%       25.68%
Net Assets at End of the Period (In millions)...............    $ 20.2       $ 20.6       $ 20.9       $ 20.3       $ 17.5
Ratio of Expenses to Average Net Assets*....................     0.85%        0.85%        0.85%        0.85%        0.85%
Ratio of Net Investment Income to Average Net Assets*.......     0.50%        0.14%        0.16%        0.46%        0.17%
Portfolio Turnover..........................................       52%         110%          43%         155%         145%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     0.92%        0.93%        0.93%        0.88%        0.89%
   Ratio of Net Investment Income to Average Net Assets.....     0.43%        0.06%        0.08%        0.43%        0.13%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Enterprise Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation by investing principally in common stocks of growth companies. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments whereby the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Portfolio adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of December 31, 2007, this did not result in an impact to the Portfolio's financial statements.

    The Portfolio intends to utilize provisions of the federal income tax law which allow the Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Portfolio utilized capital losses carried forward of $4,669,958. At December 31, 2007, the Portfolio had an accumulated capital loss carryforward for tax purposes of $41,122,004, which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$   978,379.................................................   December 31, 2009
 39,095,738.................................................   December 31, 2010
  1,047,887.................................................   December 31, 2011

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................   $90,156,916
                                                               ===========
Gross tax unrealized appreciation...........................   $26,187,723
Gross tax unrealized depreciation...........................    (3,704,958)
                                                               -----------
Net tax unrealized appreciation on investments..............   $22,482,765
                                                               ===========

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

                                                                  2007        2006
Distributions paid from:
  Ordinary income...........................................    $436,761    $502,694
  Long-term capital gain....................................         -0-         -0-
                                                                --------    --------
                                                                $436,761    $502,694
                                                                ========    ========

    Permanent differences, due to the Portfolio's investment in other regulated investment companies resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME      ACCUMULATED NET REALIZED LOSS  CAPITAL
        $(9,010)                      $9,010               $-0-

    As of December 31, 2007 the component of distributable earnings on tax basis was as follows:

Undistributed ordinary income...............................    $842,713

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes and the deferral of losses relating to wash sales transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Portfolio's custody fee was reduced by $451 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolio"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolio as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolio for the year ended December 31, 2007 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Class I and II Shares, respectively. For the year ended December 31, 2007, the Adviser waived approximately $83,700 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $2,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $18,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $137,286 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                                                           FOR THE                           FOR THE
                                                                         YEAR ENDED                         YEAR ENDED
                                                                      DECEMBER 31, 2007                 DECEMBER 31, 2006
                                                                -----------------------------       --------------------------
                                                                  SHARES            VALUE             SHARES         VALUE
Sales:
  Class I...................................................       133,976       $  2,305,543          184,424    $  2,730,307
  Class II..................................................        59,421            990,299          172,263       2,565,904
                                                                ----------       ------------       ----------    ------------
Total Sales.................................................       193,397       $  3,295,842          356,687    $  5,296,211
                                                                ==========       ============       ==========    ============
Dividend Reinvestment:
  Class I...................................................        25,971       $    403,590           30,485    $    463,679
  Class II..................................................         2,131             33,171            2,562          39,015
                                                                ----------       ------------       ----------    ------------
Total Dividend Reinvestment.................................        28,102       $    436,761           33,047    $    502,694
                                                                ==========       ============       ==========    ============
Repurchases:
  Class I...................................................    (1,239,721)      $(20,919,400)      (1,585,464)   $(23,416,086)
  Class II..................................................      (227,564)        (3,848,329)        (284,237)     (4,176,624)
                                                                ----------       ------------       ----------    ------------
Total Repurchases...........................................    (1,467,285)      $(24,767,729)      (1,869,701)   $(27,592,710)
                                                                ==========       ============       ==========    ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $60,252,472 and $78,570,485, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio may use derivative instruments for a variety of reasons, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Portfolio invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2007, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2006............................        30
Futures Opened..............................................       354
Futures Closed..............................................      (359)
                                                                  ----
Outstanding at December 31, 2007............................        25
                                                                  ====

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

7. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Enterprise Portfolio

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Life Investment Trust Enterprise Portfolio (one of the Portfolios constituting the Van Kampen Life Investment Trust (the "Portfolio")) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Enterprise Portfolio of the Van Kampen Life Investment Trust at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 15, 2008

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*- Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2007. For corporate shareholders, 100% of the distributions qualify for the dividends received deduction. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE            PORTFOLIO       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)              Trustee         Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                    since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                            Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                         health care products                    Director of the Heartland
                                                            manufacturer.                           Alliance, a nonprofit
                                                                                                    organization serving
                                                                                                    human needs based in
                                                                                                    Chicago. Board member of
                                                                                                    the Illinois
                                                                                                    Manufacturers'
                                                                                                    Association.

Jerry D. Choate (69)            Trustee         Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                                since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                   Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                        Allstate Corporation                    Director of Amgen Inc., a
                                                            ("Allstate") and Allstate               biotechnological company,
                                                            Insurance Company. Prior                and Valero Energy
                                                            to January 1995,                        Corporation, an
                                                            President and Chief                     independent refining
                                                            Executive Officer of                    company.
                                                            Allstate. Prior to August
                                                            1994, various management
                                                            positions at Allstate.

Rod Dammeyer (67)               Trustee         Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                     since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                                 offering capital                        in the Fund Complex.
Suite 980                                                   investment and management               Director of Quidel
San Diego, CA 92122-6223                                    advisory services.                      Corporation, Stericycle,
                                                                                                    Inc., Ventana Medical
                                                                                                    Systems, Inc. and Trustee
                                                                                                    of The Scripps Research
                                                                                                    Institute. Prior to April
                                                                                                    2007, Director of GATX
                                                                                                    Corporation. Prior to
                                                                                                    April 2004, Director of
                                                                                                    TheraSense, Inc. Prior to
                                                                                                    January 2004, Director of
                                                                                                    TeleTech Holdings Inc.
                                                                                                    and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee         Trustee     Managing Partner of            74       Trustee/Director/Managing
Heidrick & Struggles                            since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                      international executive                 in the Fund Complex.
Suite 7000                                                  search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                           1997, Partner of Ray &                  of Chicago Hospitals
                                                            Berndtson, Inc., an                     Board, Vice Chair of the
                                                            executive recruiting                    Board of the YMCA of
                                                            firm. Prior to 1995,                    Metropolitan Chicago and
                                                            Executive Vice President                a member of the Women's
                                                            of ABN AMRO, N.A., a bank               Board of the University
                                                            holding company. Prior to               of Chicago.
                                                            1990, Executive Vice
                                                            President of The Exchange
                                                            National Bank.

R. Craig Kennedy (56)           Trustee         Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                               since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                        of the United States, an                in the Fund Complex.
                                                            independent U.S.                        Director of First Solar,
                                                            foundation created to                   Inc.
                                                            deepen understanding,
                                                            promote collaboration and
                                                            stimulate exchanges of
                                                            practical experience
                                                            between Americans and
                                                            Europeans. Formerly,
                                                            advisor to the Dennis
                                                            Trading Group Inc., a
                                                            managed futures and
                                                            option company that
                                                            invests money for
                                                            individuals and
                                                            institutions. Prior to
                                                            1992, President and Chief
                                                            Executive Officer,
                                                            Director and member of
                                                            the Investment Committee
                                                            of the Joyce Foundation,
                                                            a private foundation.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE            PORTFOLIO       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Howard J Kerr (72)              Trustee         Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                  since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                            Officer of Pocklington                  in the Fund Complex.
                                                            Corporation, Inc., an                   Director of the Lake
                                                            investment holding                      Forest Bank & Trust.
                                                            company.                                Director of the Marrow
                                                                                                    Foundation.

Jack E. Nelson (72)             Trustee         Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                          since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                       Services, Inc., a                       in the Fund Complex.
                                                            financial planning
                                                            company and registered
                                                            investment adviser in the
                                                            State of Florida.
                                                            President of Nelson Ivest
                                                            Brokerage Services Inc.,
                                                            a member of the Financial
                                                            Industry Regulatory
                                                            Authority ("FINRA"),
                                                            Securities Investors
                                                            Protection Corp. and the
                                                            Municipal Securities
                                                            Rulemaking Board.
                                                            President of Nelson Sales
                                                            and Services Corporation,
                                                            a marketing and services
                                                            company to support
                                                            affiliated companies.

Hugo F. Sonnenschein (67)       Trustee         Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                             since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                           University of Chicago and               in the Fund Complex.
                                                            the Adam Smith                          Trustee of the University
                                                            Distinguished Service                   of Rochester and a member
                                                            Professor in the                        of its investment
                                                            Department of Economics                 committee. Member of the
                                                            at the University of                    National Academy of
                                                            Chicago. Prior to July                  Sciences, the American
                                                            2000, President of the                  Philosophical Society and
                                                            University of Chicago.                  a fellow of the American
                                                                                                    Academy of Arts and
                                                                                                    Sciences.

Suzanne H. Woolsey, Ph.D. (66)  Trustee         Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                            since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                           Academy of                              in the Fund Complex.
                                                            Sciences/National                       Director of Fluor Corp.,
                                                            Research Council, an                    an engineering,
                                                            independent, federally                  procurement and
                                                            chartered policy                        construction
                                                            institution, from 2001 to               organization, since
                                                            November 2003 and Chief                 January 2004. Director of
                                                            Operating Officer from                  Intelligent Medical
                                                            1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                            1993, Executive Director                based diagnostic tool for
                                                            of the Commission on                    physicians and clinical
                                                            Behavioral and Social                   labs. Director of the
                                                            Sciences and Education at               Institute for Defense
                                                            the National Academy of                 Analyses, a federally
                                                            Sciences/National                       funded research and
                                                            Research Council. From                  development center,
                                                            1980 through 1989,                      Director of the German
                                                            Partner of Coopers &                    Marshall Fund of the
                                                            Lybrand.                                United States, Director
                                                                                                    of the Rocky Mountain
                                                                                                    Institute and Trustee of
                                                                                                    California Institute of
                                                                                                    Technology and the
                                                                                                    Colorado College.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE             PORTFOLIO       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee         Trustee     Partner in the law firm        74       Trustee/Director/Managing
333 West Wacker Drive                           since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                           Meagher & Flom LLP, legal               in the Fund Complex.
                                                            counsel to funds in the                 Director of the Abraham
                                                            Fund Complex.                           Lincoln Presidential
                                                                                                    Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS

                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 PORTFOLIO        SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)          President and     Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue                Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036              Executive                     since May 2003. Managing Director of Van Kampen Advisors
                                Officer                       Inc. since June 2003. Director of Investor Services since
                                                              September 2002. Director of the Adviser, Van Kampen
                                                              Investments and Van Kampen Exchange Corp. since January
                                                              2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                              & Co. Incorporated. Managing Director and Director of Morgan
                                                              Stanley Investment Management Inc. Chief Administrative
                                                              Officer, Managing Director and Director of Morgan Stanley
                                                              Investment Advisors Inc. and Morgan Stanley Services Company
                                                              Inc. Managing Director and Director of Morgan Stanley
                                                              Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                              Executive Officer and Director of Morgan Stanley Trust.
                                                              Executive Vice President and Principal Executive Officer of
                                                              the Institutional and Retail Morgan Stanley Funds. Director
                                                              of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                              Officer of Morgan Stanley Investment Management Inc. and
                                                              Executive Vice President of funds in the Fund Complex from
                                                              May 2003 to September 2005.

Dennis Shea (54)                Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                            and Van Kampen Advisors Inc. Chief Investment
                                                              Officer--Global Equity of the same entities since February
                                                              2006. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                              Director and Director of Global Equity Research at Morgan
                                                              Stanley from April 2000 to February 2006.

J. David Germany (53)           Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                   since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                  and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                           Officer--Global Fixed Income of the same entities since
                                                              December 2005. Managing Director and Director of Morgan
                                                              Stanley Investment Management Ltd. Director of Morgan
                                                              Stanley Investment Management (ACD) Limited since December
                                                              2003. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

Amy R. Doberman (45)            Vice President    Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                            Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                              the Adviser. Vice President of the Morgan Stanley
                                                              Institutional and Retail Funds since July 2004 and Vice
                                                              President of funds in the Fund Complex since August 2004.
                                                              Previously, Managing Director and General Counsel of
                                                              Americas, UBS Global Asset Management from July 2000 to July
                                                              2004 and General Counsel of Aeltus Investment Management,
                                                              Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)       Vice President    Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                            Complex.

John L. Sullivan (52)           Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100    Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                    Director of Van Kampen Investments, the Adviser, Van Kampen
                                                              Advisors Inc. and certain other subsidiaries of Van Kampen
                                                              Investments, Vice President, Chief Financial Officer and
                                                              Treasurer of funds in the Fund Complex and head of Fund
                                                              Accounting for Morgan Stanley Investment Management Inc.
                                                              Prior to December 2002, Executive Director of Van Kampen
                                                              Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)          Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100    Officer and       since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181      Treasurer                     of funds in the Fund Complex since June 2007. Prior to June
                                                              2007, Senior Vice President of Northern Trust Company,
                                                              Treasurer and Principal Financial Officer for Northern Trust
                                                              U.S. mutual fund complex.

  Van Kampen Life Investment Trust Enterprise Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Enterprise Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                LITANNENT 2/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-00553P-Y12/07

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Growth and Income Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000(R) Value Index, from 12/31/97 through 12/31/07 for Class I shares.
(LINE GRAPH)

                                                                  VAN KAMPEN LIT GROWTH &
                                                                      INCOME PORTFOLIO             RUSSELL 1000(R) VALUE INDEX
                                                                  -----------------------          ---------------------------
12/97                                                                      10000                              10000
                                                                           10091                               9858
                                                                           10743                              10522
                                                                           11350                              11166
                                                                           11449                              11240
                                                                           11366                              11074
                                                                           11540                              11216
                                                                           11309                              11018
                                                                            9937                               9378
                                                                           10326                               9916
                                                                           11028                              10685
                                                                           11598                              11182
12/98                                                                      11961                              11563
                                                                           11945                              11655
                                                                           11565                              11491
                                                                           11725                              11729
                                                                           12499                              12824
                                                                           12598                              12683
                                                                           13181                              13051
                                                                           12998                              12669
                                                                           12707                              12199
                                                                           12266                              11773
                                                                           13114                              12450
                                                                           13189                              12353
12/99                                                                      13515                              12412
                                                                           13215                              12008
                                                                           13118                              11116
                                                                           14457                              12472
                                                                           14385                              12326
                                                                           14564                              12456
                                                                           14207                              11887
                                                                           14305                              12036
                                                                           15527                              12706
                                                                           15660                              12822
                                                                           15901                              13137
                                                                           15438                              12649
12/00                                                                      16129                              13283
                                                                           15901                              13334
                                                                           15294                              12964
                                                                           14800                              12505
                                                                           15555                              13119
                                                                           15946                              13413
                                                                           15707                              13116
                                                                           15927                              13088
                                                                           15239                              12564
                                                                           14150                              11680
                                                                           14007                              11579
                                                                           15019                              12252
12/01                                                                      15191                              12541
                                                                           15105                              12444
                                                                           15258                              12464
                                                                           15910                              13054
                                                                           15620                              12606
                                                                           15640                              12669
                                                                           14608                              11942
                                                                           13316                              10832
                                                                           13441                              10914
                                                                           11985                               9700
                                                                           12728                              10419
                                                                           13326                              11075
12/02                                                                      12988                              10594
                                                                           12612                              10338
                                                                           12400                              10062
                                                                           12340                              10079
                                                                           13227                              10966
                                                                           14172                              11674
                                                                           14338                              11820
                                                                           14601                              11996
                                                                           14845                              12183
                                                                           14679                              12064
                                                                           15361                              12802
                                                                           15566                              12976
12/03                                                                      16628                              13775
                                                                           16853                              14018
                                                                           17301                              14318
                                                                           16942                              14193
                                                                           16667                              13846
                                                                           16804                              13987
                                                                           17208                              14318
                                                                           16883                              14116
                                                                           16893                              14317
                                                                           17257                              14539
                                                                           17543                              14780
                                                                           18251                              15528
12/04                                                                      19019                              16048
                                                                           18596                              15763
                                                                           19236                              16285
                                                                           18989                              16062
                                                                           18856                              15774
                                                                           19265                              16154
                                                                           19448                              16331
                                                                           20163                              16803
                                                                           20235                              16730
                                                                           20582                              16965
                                                                           20418                              16534
                                                                           20796                              17075
12/05                                                                      20919                              17179
                                                                           21388                              17847
                                                                           21368                              17956
                                                                           21541                              18199
                                                                           22137                              18661
                                                                           21607                              18190
                                                                           21563                              18306
                                                                           22016                              18751
                                                                           22281                              19065
                                                                           22834                              19445
                                                                           23419                              20082
                                                                           23696                              20540
12/06                                                                      24315                              21001
                                                                           24514                              21270
                                                                           23983                              20938
                                                                           24340                              21262
                                                                           25674                              22048
                                                                           26645                              22843
                                                                           26131                              22309
                                                                           24972                              21277
                                                                           25218                              21516
                                                                           25756                              22255
                                                                           26131                              22257
                                                                           25475                              21169
12/07                                                                      24995                              20965

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                 since 12/23/96         since 09/18/00

 Since Inception                   10.77%                  6.65%

 10-year                            9.59                     --

 5-year                            13.99                  13.71

 1-year                             2.80                   2.52
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower.

The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

The 12 months ended December 31, 2007 began on a rather positive note for investors, fueled by strong corporate earnings growth, robust merger and acquisition activity, and a generally positive outlook for the U.S. and global economies. The Federal Open Market Committee (the "Fed") had kept its target federal funds rate on hold since August 2006, giving confidence to investors that inflation was under control. However, pockets of turbulence erupted at several points throughout the first half of the year, notably in late February and again in June, as investors responded to volatility in China's stock markets, concerns about a slowing U.S. economy, rising oil prices, and initial signs of distress in the subprime mortgage market.

While price volatility turned out to be short-lived in those occurrences, the underlying pressures continued to build. In the second half of 2007, the subprime market's woes spread across the economy, causing the credit markets to significantly tighten. The Fed acted quickly to attempt to stabilize the financial markets in August, and also delivered a positive surprise to investors in the form of a larger than expected federal funds rate cut in September. However, a host of other troubling signs, including higher oil prices, a weak housing market and declines in consumer spending, dampened investors' economic outlooks going into year end. Moreover, in the third quarter, year-over-year corporate earnings growth turned negative for the first time since 2002, and expectations for the fourth quarter were even lower.

The broad stock market had a modest gain for the year overall; however, value stocks (which comprise the Russell 1000 Value Index and generally represent the Portfolio's universe of investable stocks) did not fare so well. Given the uncertainties about economic growth, investors turned away from value stocks toward growth stocks, which are perceived to have greater potential for above-average growth in less robust economic conditions. Large cap stocks outperformed small and mid-cap stocks, providing a tailwind to the Portfolio's primarily large-cap oriented portfolio.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Growth and Income Portfolio outperformed the Russell 1000 Value Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

Relative to the Russell 1000 Value Index, the Portfolio benefited primarily from an underweight to the financial sector (although we note that all sector weights are a result of our bottom-up stock selection process and are not intentional top-down allocations). Through limited exposures to regional banks and diversified financial companies, and no holdings in real estate investment trusts, the Portfolio had minimal exposure to the damage caused by the subprime mortgage collapse. The materials sector also bolstered relative performance for the period, but this was primarily due to a single holding which generates a larger share of its business in the health care sector than in the materials sector. An overweight in the consumer staples sector contributed positively to relative returns, as well.

Detractors from performance relative to the Russell 1000 Value Index included the energy sector. Although the Portfolio achieved positive performance on an absolute basis in its energy holdings for the period, the Portfolio held a smaller energy weighting than the Index and therefore captured a smaller proportion of the sector's gain. Stock selection in the technology sector was another area of weakness. Holdings in hardware and equipment, software and services, and semiconductors dampened the Portfolio's relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II    VALUE INDEX
       2.80%     2.52%        -0.17%
----------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.

TOP 10 HOLDINGS AS OF 12/31/07
Bayer AG                                             3.8%
Wal-Mart Stores, Inc.                                3.1
JPMorgan Chase & Co.                                 2.9
Verizon Communications, Inc.                         2.8
Schering-Plough Corp.                                2.8
Abbott Laboratories                                  2.6
Siemens AG--ADR                                      2.4
Entergy Corp.                                        2.4
Time Warner, Inc.                                    2.3
Viacom, Inc., Class B                                2.3

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/07
Pharmaceuticals                                     13.3%
Integrated Oil & Gas                                 7.0
Electric Utilities                                   5.7
Industrial Conglomerates                             5.4
Packaged Foods & Meats                               5.2
Other Diversified Financial Services                 4.9
Movies & Entertainment                               4.6
Integrated Telecommunication Services                4.3
Diversified Chemicals                                4.3
Property & Casualty Insurance                        3.3
Investment Banking & Brokerage                       3.1
Hypermarkets & Super Centers                         3.1
Insurance Brokers                                    2.2
Soft Drinks                                          1.9
Household Products                                   1.8
Semiconductors                                       1.8
Communications Equipment                             1.6
Oil & Gas Equipment & Services                       1.5
Gold                                                 1.5
Aerospace & Defense                                  1.5
Tobacco                                              1.5
Health Care Equipment                                1.3
Internet Software & Services                         1.2
Thrifts & Mortgage Finance                           1.1
Computer Hardware                                    1.1
Multi-Line Insurance                                 1.0
Restaurants                                          1.0
Regional Banks                                       0.9
Systems Software                                     0.8
Oil & Gas Storage & Transportation                   0.7
Broadcasting & Cable TV                              0.6
Personal Products                                    0.6
Automobile Manufacturers                             0.5
Biotechnology                                        0.5
Life & Health Insurance                              0.4
Home Improvement Retail                              0.4
Specialty Stores                                     0.4
Oil & Gas Exploration & Production                   0.4
Wireless Telecommunication Services                  0.4
Managed Health Care                                  0.3
Consumer Electronics                                 0.3
Computer Storage & Peripherals                       0.2
Drug Retail                                          0.2
                                                   -----
Total Common Stocks                                 93.8
Investment Companies                                 0.9
                                                   -----
Total Long-Term Investments                         94.7
Total Repurchase Agreements                          5.4
                                                   -----
Total Investments                                  100.1
Liabilities in Excess of Other Assets               (0.1)
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other Portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                                              --------------------------------------------------
                                                                 7/1/07          12/31/07       7/1/07-12/31/07
Class I
  Actual....................................................    $1,000.00        $  956.56           $2.96
  Hypothetical..............................................     1,000.00         1,022.18            3.06
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00           955.18            4.19
  Hypothetical..............................................     1,000.00         1,020.92            4.33
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
COMMON STOCKS  93.8%
AEROSPACE & DEFENSE 1.5%
Raytheon Co. .....................    510,950     $   31,014,665
                                                  --------------

AUTOMOBILE MANUFACTURERS  0.5%
Honda Motor Co., Ltd.-- ADR
  (Japan).........................    305,550         10,125,927
                                                  --------------

BIOTECHNOLOGY  0.5%
Applera Corp.--Applied Biosystems
  Group...........................    296,350         10,052,192
                                                  --------------
BROADCASTING & CABLE TV  0.6%
Comcast Corp., Class A (a)........    720,040         13,147,930
                                                  --------------

COMMUNICATIONS EQUIPMENT  1.6%
Alcatel-Lucent--ADR (France)......  3,016,490         22,080,707
Cisco Systems, Inc. (a)...........    440,050         11,912,153
                                                  --------------
                                                      33,992,860
                                                  --------------
COMPUTER HARDWARE  1.1%
Hewlett-Packard Co. ..............    446,535         22,541,087
                                                  --------------

COMPUTER STORAGE & PERIPHERALS  0.2%
EMC Corp. (a).....................    250,750          4,646,398
                                                  --------------
CONSUMER ELECTRONICS  0.3%
Sony Corp.--ADR (Japan)...........    100,990          5,483,757
                                                  --------------
DIVERSIFIED CHEMICALS  4.3%
Bayer AG--ADR (Germany)...........    878,810         79,730,037
Du Pont (E.I.) de Nemours &
  Co. ............................    239,360         10,553,383
                                                  --------------
                                                      90,283,420
                                                  --------------
DRUG RETAIL  0.2%
Rite Aid Corp. (a)................  1,617,690          4,513,355
                                                  --------------
ELECTRIC UTILITIES  5.7%
American Electric Power Co.,
  Inc. ...........................    913,280         42,522,317
Entergy Corp. ....................    418,018         49,961,511
FirstEnergy Corp. ................    373,970         27,052,990
                                                  --------------
                                                     119,536,818
                                                  --------------
GOLD  1.5%
Newmont Mining Corp. .............    644,810         31,486,072
                                                  --------------
HEALTH CARE EQUIPMENT  1.3%
Boston Scientific Corp. (a).......  1,010,750         11,755,023
Covidien, Ltd. (Bermuda)..........    334,922         14,833,695
                                                  --------------
                                                      26,588,718
                                                  --------------
HOME IMPROVEMENT RETAIL  0.4%
The Home Depot, Inc. .............    352,740          9,502,816
                                                  --------------

HOUSEHOLD PRODUCTS  1.8%
Kimberly-Clark Corp. .............    160,910         11,157,499
Procter & Gamble Co. .............    354,370         26,017,846
                                                  --------------
                                                      37,175,345
                                                  --------------
HYPERMARKETS & SUPER CENTERS  3.1%
Wal-Mart Stores, Inc. ............  1,357,610         64,527,203
                                                  --------------

INDUSTRIAL CONGLOMERATES  5.4%
General Electric Co. .............  1,244,060         46,117,304
Siemens AG--ADR (Germany).........    323,420         50,893,371
Tyco International., Ltd.
  (Bermuda).......................    418,462         16,592,019
                                                  --------------
                                                     113,602,694
                                                  --------------

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
INSURANCE BROKERS  2.2%
Marsh & McLennan Cos., Inc. ......  1,768,547     $   46,813,439
                                                  --------------

INTEGRATED OIL & GAS  7.0%
ConocoPhillips....................    409,290         36,140,307
Exxon Mobil Corp. ................    289,520         27,125,129
Marathon Oil Corp. ...............    106,840          6,502,282
Occidental Petroleum Corp. .......    454,250         34,972,708
Royal Dutch Shell PLC--ADR (United
  Kingdom)........................    515,200         43,379,840
                                                  --------------
                                                     148,120,266
                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES  4.3%
Embarq Corp. .....................    218,538         10,824,187
France Telecom--ADR (France)......    602,250         21,458,168
Verizon Communications, Inc. .....  1,360,893         59,457,415
                                                  --------------
                                                      91,739,770
                                                  --------------
INTERNET SOFTWARE & SERVICES  1.2%
Yahoo!, Inc. (a)..................  1,060,246         24,661,322
                                                  --------------

INVESTMENT BANKING & BROKERAGE  3.1%
Bear Stearns Cos., Inc. ..........    241,476         21,310,257
Charles Schwab Corp. .............    890,566         22,753,961
Lehman Brothers Holdings, Inc. ...    116,800          7,643,392
Merrill Lynch & Co., Inc. ........    254,647         13,669,451
                                                  --------------
                                                      65,377,061
                                                  --------------
LIFE & HEALTH INSURANCE  0.4%
Aegon N.V. (Netherlands)..........    542,270          9,505,993
                                                  --------------

MANAGED HEALTH CARE  0.3%
CIGNA Corp. ......................    134,980          7,252,475
                                                  --------------

MOVIES & ENTERTAINMENT  4.6%
Time Warner, Inc. ................  2,974,793         49,113,833
Viacom, Inc., Class B (a).........  1,100,074         48,315,250
                                                  --------------
                                                      97,429,083
                                                  --------------
MULTI-LINE INSURANCE  1.0%
Hartford Financial Services Group,
  Inc. ...........................    243,270         21,210,711
                                                  --------------

OIL & GAS EQUIPMENT & SERVICES  1.5%
Schlumberger, Ltd. (Netherlands
  Antilles).......................    330,890         32,549,649
                                                  --------------

OIL & GAS EXPLORATION & PRODUCTION  0.4%
Devon Energy Corp. ...............    101,930          9,062,596
                                                  --------------

OIL & GAS STORAGE & TRANSPORTATION  0.7%
Williams Cos., Inc. ..............    393,690         14,086,228
                                                  --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  4.9%
Bank of America Corp. ............    424,728         17,524,277
Citigroup, Inc. ..................    863,561         25,423,236
JP Morgan Chase & Co. ............  1,385,522         60,478,035
                                                  --------------
                                                     103,425,548
                                                  --------------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
PACKAGED FOODS & MEATS  5.2%
Cadbury Schweppes PLC--ADR (United
  Kingdom)........................    616,710     $   30,446,973
ConAgra Foods, Inc. ..............    451,320         10,736,903
Kraft Foods, Inc., Class A........    782,778         25,542,046
Unilever N.V. (Netherlands).......  1,165,870         42,507,620
                                                  --------------
                                                     109,233,542
                                                  --------------
PERSONAL PRODUCTS  0.6%
Estee Lauder Cos., Inc., Class
  A...............................    275,940         12,033,743
                                                  --------------

PHARMACEUTICALS  13.3%
Abbott Laboratories...............    991,400         55,667,110
Bristol-Myers Squibb Co. .........  1,503,980         39,885,549
Eli Lilly & Co. ..................    643,640         34,363,940
Novartis AG--ADR (Switzerland)....    389,210         21,137,995
Pfizer, Inc. .....................    360,130          8,185,755
Roche Holdings AG--ADR
  (Switzerland)...................    296,370         25,601,715
Schering-Plough Corp. ............  2,229,520         59,394,413
Wyeth.............................    809,870         35,788,155
                                                  --------------
                                                     280,024,632
                                                  --------------
PROPERTY & CASUALTY INSURANCE  3.3%
Chubb Corp. ......................    618,850         33,776,833
Travelers Cos., Inc. .............    679,160         36,538,808
                                                  --------------
                                                      70,315,641
                                                  --------------
REGIONAL BANKS  0.9%
PNC Financial Services Group,
  Inc. ...........................    290,152         19,048,479
                                                  --------------

RESTAURANTS  1.0%
McDonald's Corp. .................    187,060         11,019,705
Starbucks Corp. (a)...............    479,430          9,813,932
                                                  --------------
                                                      20,833,637
                                                  --------------
SEMICONDUCTORS  1.8%
Intel Corp. ......................  1,079,911         28,790,427
Micron Technology, Inc. (a).......  1,129,920          8,191,920
                                                  --------------
                                                      36,982,347
                                                  --------------
SOFT DRINKS  1.9%
Coca-Cola Co. ....................    658,570         40,416,441
                                                  --------------

SPECIALTY STORES  0.4%
Office Depot, Inc. (a)............    668,934          9,304,872
                                                  --------------
SYSTEMS SOFTWARE  0.8%
Oracle Corp. (a)..................    253,990          5,735,094
Symantec Corp. (a)................    724,390         11,691,655
                                                  --------------
                                                      17,426,749
                                                  --------------

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE  1.1%
Federal Home Loan Mortgage
  Corp. ..........................    696,412     $   23,726,757
                                                  --------------

TOBACCO  1.5%
Altria Group, Inc. ...............    406,460         30,720,247
                                                  --------------

WIRELESS TELECOMMUNICATION SERVICES  0.4%
Sprint Nextel Corp. ..............    646,007          8,482,072
                                                  --------------

TOTAL COMMON STOCKS  93.8%....................     1,978,004,557

INVESTMENT COMPANIES  0.9%
iShares MSCI Japan Index Fund.....  1,427,320         18,969,083
                                                  --------------
TOTAL LONG-TERM INVESTMENTS  94.7%
(Cost $1,686,696,168).........................     1,996,973,640
                                                  --------------

REPURCHASE AGREEMENTS  5.4%
Banc of America Securities ($31,915,555 par
  collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 4.50%, dated 12/31/07, to
  be sold on 01/02/08 at $31,923,534).........        31,915,555
Citigroup Global Markets, Inc. ($28,369,382
  par collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 4.10%, dated 12/31/07, to
  be sold on 01/02/08 at $28,375,844).........        28,369,382
State Street Bank & Trust Co. ($53,030,063 par
  collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 3.90%, dated 12/31/07, to
  be sold on 01/02/08 at $53,041,553).........        53,030,063
                                                  --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $113,315,000).........................       113,315,000
                                                  --------------

TOTAL INVESTMENTS  100.1%
  (Cost $1,800,011,168).......................     2,110,288,640
LIABILITIES IN EXCESS OF OTHER
  ASSETS  (0.1%)..............................        (3,134,169)
                                                  --------------

NET ASSETS  100.0%............................    $2,107,154,471
                                                  ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $1,800,011,168).....................    $2,110,288,640
Cash........................................................               204
Receivables:
  Portfolio Shares Sold.....................................        12,183,172
  Dividends.................................................         2,226,773
  Interest..................................................            12,965
Other.......................................................           164,341
                                                                --------------
    Total Assets............................................     2,124,876,095
                                                                --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................        15,701,396
  Investment Advisory Fee...................................         1,010,360
  Distributor and Affiliates................................           411,245
  Portfolio Shares Repurchased..............................           147,946
Trustees' Deferred Compensation and Retirement Plans........           222,526
Accrued Expenses............................................           228,151
                                                                --------------
    Total Liabilities.......................................        17,721,624
                                                                --------------
NET ASSETS..................................................    $2,107,154,471
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $1,710,447,915
Net Unrealized Appreciation.................................       310,277,472
Accumulated Net Realized Gain...............................        53,602,472
Accumulated Undistributed Net Investment Income.............        32,826,612
                                                                --------------
NET ASSETS..................................................    $2,107,154,471
                                                                ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $263,472,650 and
  12,334,326 shares of beneficial interest issued and
  outstanding)..............................................    $        21.36
                                                                ==============
  Class II Shares (Based on net assets of $1,843,681,821 and
  86,520,092 shares of beneficial interest issued and
  outstanding)..............................................    $        21.31
                                                                ==============

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $1,055,180)...............................................    $ 44,114,870
Interest....................................................       5,905,090
                                                                ------------
    Total Income............................................      50,019,960
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................      11,742,516
Distribution (12b-1) and Service Fees.......................       4,487,218
Accounting and Administrative Expenses......................         255,208
Report to Shareholders......................................         232,968
Custody.....................................................          87,076
Professional Fees...........................................          67,568
Trustees' Fees and Related Expenses.........................          57,117
Transfer Agent Fees.........................................          18,797
Registration Fees...........................................           4,328
Other.......................................................          56,792
                                                                ------------
    Total Expenses..........................................      17,009,588
    Less Credits Earned on Cash Balances....................           6,689
                                                                ------------
    Net Expenses............................................      17,002,899
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 33,017,061
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $ 61,564,236
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     355,567,306
  End of the Period.........................................     310,277,472
                                                                ------------
Net Unrealized Depreciation During the Period...............     (45,289,834)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $ 16,274,402
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 49,291,463
                                                                ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE              FOR THE
                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 2007    DECEMBER 31, 2006
                                                                --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   33,017,061       $   28,500,661
Net Realized Gain...........................................         61,564,236           74,635,057
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        (45,289,834)         162,693,707
                                                                 --------------       --------------
Change in Net Assets from Operations........................         49,291,463          265,829,425
                                                                 --------------       --------------

Distributions from Net Investment Income:
  Class I Shares............................................         (4,821,991)          (3,654,725)
  Class II Shares...........................................        (23,697,315)         (13,132,028)
                                                                 --------------       --------------
                                                                    (28,519,306)         (16,786,753)
                                                                 --------------       --------------

Distributions from Net Realized Gain:
  Class I Shares............................................        (11,274,850)         (20,259,183)
  Class II Shares...........................................        (63,820,565)         (87,226,456)
                                                                 --------------       --------------
                                                                    (75,095,415)        (107,485,639)
                                                                 --------------       --------------
Total Distributions.........................................       (103,614,721)        (124,272,392)
                                                                 --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        (54,323,258)         141,557,033
                                                                 --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        275,336,461          296,851,437
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................        103,614,721          124,272,392
Cost of Shares Repurchased..................................       (186,897,285)        (153,123,858)
                                                                 --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        192,053,897          267,999,971
                                                                 --------------       --------------
TOTAL INCREASE IN NET ASSETS................................        137,730,639          409,557,004
NET ASSETS:
Beginning of the Period.....................................      1,969,423,832        1,559,866,828
                                                                 --------------       --------------
End of the Period (Including accumulated undistributed net
  investment income of $32,826,612 and $28,360,020,
  respectively).............................................     $2,107,154,471       $1,969,423,832
                                                                 ==============       ==============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  ----------------------------------------------------------
                                                                 2007         2006         2005         2004         2003
                                                                ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $22.00       $20.49       $19.32       $17.06       $13.47
                                                                ------       ------       ------       ------       ------
  Net Investment Income (a).................................      0.39         0.38         0.28         0.24         0.22
  Net Realized and Unrealized Gain..........................      0.16         2.75         1.59         2.19         3.51
                                                                ------       ------       ------       ------       ------
Total from Investment Operations............................      0.55         3.13         1.87         2.43         3.73
                                                                ------       ------       ------       ------       ------
Less:
  Distributions from Net Investment Income..................      0.36         0.25         0.22         0.17         0.14
  Distributions from Net Realized Gain......................      0.83         1.37         0.48          -0-          -0-
                                                                ------       ------       ------       ------       ------
Total Distributions.........................................      1.19         1.62         0.70         0.17         0.14
                                                                ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $21.36       $22.00       $20.49       $19.32       $17.06
                                                                ======       ======       ======       ======       ======

Total Return................................................     2.80%       16.23%        9.99%       14.38%       28.03%
Net Assets at End of the Period (In millions)...............    $263.5       $307.7       $312.4       $312.1       $280.3
Ratio of Expenses to Average Net Assets.....................     0.60%        0.60%        0.61%        0.62%        0.66%
Ratio of Net Investment Income to Average Net Assets........     1.80%        1.85%        1.44%        1.39%        1.50%
Portfolio Turnover..........................................       28%          28%          42%          48%          57%

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                    YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 ----------------------------------------------------------------
                                                                  2007           2006           2005          2004         2003
                                                                ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $  21.96       $  20.46       $  19.29       $17.03       $13.45
                                                                --------       --------       --------       ------       ------
  Net Investment Income (a).................................        0.34           0.32           0.23         0.20         0.19
  Net Realized and Unrealized Gain..........................        0.15           2.76           1.59         2.19         3.50
                                                                --------       --------       --------       ------       ------
Total from Investment Operations............................        0.49           3.08           1.82         2.39         3.69
                                                                --------       --------       --------       ------       ------
Less:
  Distributions from Net Investment Income..................        0.31           0.21           0.17         0.13         0.11
  Distributions from Net Realized Gain......................        0.83           1.37           0.48          -0-          -0-
                                                                --------       --------       --------       ------       ------
Total Distributions.........................................        1.14           1.58           0.65         0.13         0.11
                                                                --------       --------       --------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $  21.31       $  21.96       $  20.46       $19.29       $17.03
                                                                ========       ========       ========       ======       ======

Total Return (b)............................................       2.52%         15.97%          9.72%       14.12%       27.68%
Net Assets at End of the Period (In millions)...............    $1,843.7       $1,661.7       $1,247.5       $881.4       $487.7
Ratio of Expenses to Average Net Assets.....................       0.85%          0.85%          0.86%        0.87%        0.91%
Ratio of Net Investment Income to Average Net Assets........       1.54%          1.59%          1.18%        1.17%        1.28%
Portfolio Turnover..........................................         28%            28%            42%          48%          57%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Growth and Income Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust, a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek long-term growth of capital and income. The Portfolio commenced investment operations on December 23, 1996. The Portfolio offers Class I and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Portfolio adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of December 31, 2007, this did not result in an impact to the Portfolio's financial statements.

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,809,384,272
                                                                ==============
Gross tax unrealized appreciation...........................    $  423,159,878
Gross tax unrealized depreciation...........................      (122,255,510)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  300,904,368
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

                                                                    2007            2006
Distributions paid from:
  Ordinary income...........................................    $ 35,103,782    $ 27,541,534
  Long-term capital gain....................................      68,510,939      96,730,858
                                                                ------------    ------------
                                                                $103,614,721    $124,272,392
                                                                ============    ============

    Permanent differences, primarily due to the Portfolio's investment in other regulated investment companies, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED NET  ACCUMULATED NET
      INVESTMENT INCOME         REALIZED GAIN   CAPITAL
          $(31,163)                $31,163       $-0-

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $46,618,654
Undistributed long-term capital gain........................     49,383,854

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Portfolio's custody fee was reduced by $6,689 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U. S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency, the amount realized between trade date and settlement date on securities transactions and the foreign currency portion of gain and losses on the sale of securities. Income and expense are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has agreed to waive all expenses in excess of .75% of Class I Shares daily average net assets and 1.00% of Class II Shares daily average net assets. For the year ended December 31, 2007, the Adviser did not waive any of its investment advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $39,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $97,300 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $124,639 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2007, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $15,996.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                                                      FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                                      DECEMBER 31, 2007                   DECEMBER 31, 2006
                                                                ------------------------------       ---------------------------
                                                                  SHARES             VALUE             SHARES          VALUE
Sales:
  Class I...................................................       896,803       $  19,626,861        1,281,395    $  26,038,618
  Class II..................................................    11,727,869         255,709,600       13,312,678      270,812,819
                                                                ----------       -------------       ----------    -------------
Total Sales.................................................    12,624,672       $ 275,336,461       14,594,073    $ 296,851,437
                                                                ==========       =============       ==========    =============
Dividend Reinvestment:
  Class I...................................................       798,454       $  16,096,842        1,220,720    $  23,913,908
  Class II..................................................     4,343,319          87,517,879        5,125,561      100,358,484
                                                                ----------       -------------       ----------    -------------
Total Dividend Reinvestment.................................     5,141,773       $ 103,614,721        6,346,281    $ 124,272,392
                                                                ==========       =============       ==========    =============
Repurchases:
  Class I...................................................    (3,345,463)      $ (73,101,375)      (3,760,775)   $ (77,282,020)
  Class II..................................................    (5,231,239)       (113,795,910)      (3,723,595)     (75,841,838)
                                                                ----------       -------------       ----------    -------------
Total Repurchases...........................................    (8,576,702)      $(186,897,285)      (7,484,370)   $(153,123,858)
                                                                ==========       =============       ==========    =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $699,498,980 and $552,770,943, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Growth and Income Portfolio

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Life Investment Trust Growth and Income Portfolio (one of the Portfolios constituting the Van Kampen Life Investment Trust (the "Portfolio")) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Growth and Income Portfolio of the Van Kampen Life Investment Trust at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

                                                               Chicago, Illinois
                                                               February 15, 2008

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza--Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2007. For corporate shareholders 80% of the distributions qualify for the dividends received deduction. The Portfolio designated and paid $68,510,939 as a long-term capital gain distribution. Certain dividends paid by the Portfolio may be subject to a maximum tax rate of 15%. The Portfolio intends to designate up to a maximum of $35,103,782 as taxed at a maximum rate of 15%. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INDEPENDENT TRUSTEE              PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE
David C. Arch (62)                Trustee           Trustee       Chairman and Chief               74
Blistex Inc.                                        since 2003    Executive Officer of
1800 Swift Drive                                                  Blistex Inc., a consumer
Oak Brook, IL 60523                                               health care products
                                                                  manufacturer.

Jerry D. Choate (69)              Trustee           Trustee       Prior to January 1999,           74
33971 Selva Road                                    since 1999    Chairman and Chief
Suite 130                                                         Executive Officer of the
Dana Point, CA 92629                                              Allstate Corporation
                                                                  ("Allstate") and Allstate
                                                                  Insurance Company. Prior
                                                                  to January 1995,
                                                                  President and Chief
                                                                  Executive Officer of
                                                                  Allstate. Prior to August
                                                                  1994, various management
                                                                  positions at Allstate.

Rod Dammeyer (67)                 Trustee           Trustee       President of CAC, L.L.C.,        74
CAC, L.L.C.                                         since 2003    a private company
4350 La Jolla Village Drive                                       offering capital
Suite 980                                                         investment and management
San Diego, CA 92122-6223                                          advisory services.

Linda Hutton Heagy+ (59)          Trustee           Trustee       Managing Partner of              74
Heidrick & Struggles                                since 1995    Heidrick & Struggles, an
233 South Wacker Drive                                            international executive
Suite 7000                                                        search firm. Prior to
Chicago, IL 60606                                                 1997, Partner of Ray &
                                                                  Berndtson, Inc., an
                                                                  executive recruiting
                                                                  firm. Prior to 1995,
                                                                  Executive Vice President
                                                                  of ABN AMRO, N.A., a bank
                                                                  holding company. Prior to
                                                                  1990, Executive Vice
                                                                  President of The Exchange
                                                                  National Bank.

R. Craig Kennedy (56)             Trustee           Trustee       Director and President of        74
1744 R Street, NW                                   since 1995    the German Marshall Fund
Washington, DC 20009                                              of the United States, an
                                                                  independent U.S.
                                                                  foundation created to
                                                                  deepen understanding,
                                                                  promote collaboration and
                                                                  stimulate exchanges of
                                                                  practical experience
                                                                  between Americans and
                                                                  Europeans. Formerly,
                                                                  advisor to the Dennis
                                                                  Trading Group Inc., a
                                                                  managed futures and
                                                                  option company that
                                                                  invests money for
                                                                  individuals and
                                                                  institutions. Prior to
                                                                  1992, President and Chief
                                                                  Executive Officer,
                                                                  Director and member of
                                                                  the Investment Committee
                                                                  of the Joyce Foundation,
                                                                  a private foundation.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          HELD BY TRUSTEE
David C. Arch (62)              Trustee/Director/Managing
Blistex Inc.                    General Partner of funds
1800 Swift Drive                in the Fund Complex.
Oak Brook, IL 60523             Director of the Heartland
                                Alliance, a nonprofit
                                organization serving
                                human needs based in
                                Chicago. Board member of
                                the Illinois
                                Manufacturers'
                                Association.

Jerry D. Choate (69)            Trustee/Director/Managing
33971 Selva Road                General Partner of funds
Suite 130                       in the Fund Complex.
Dana Point, CA 92629            Director of Amgen Inc., a
                                biotechnological company,
                                and Valero Energy
                                Corporation, an
                                independent refining
                                company.

Rod Dammeyer (67)               Trustee/Director/Managing
CAC, L.L.C.                     General Partner of funds
4350 La Jolla Village Drive     in the Fund Complex.
Suite 980                       Director of Quidel
San Diego, CA 92122-6223        Corporation, Stericycle,
                                Inc., Ventana Medical
                                Systems, Inc. and Trustee
                                of The Scripps Research
                                Institute. Prior to April
                                2007, Director of GATX
                                Corporation. Prior to
                                April 2004, Director of
                                TheraSense, Inc. Prior to
                                January 2004, Director of
                                TeleTech Holdings Inc.
                                and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee/Director/Managing
Heidrick & Struggles            General Partner of funds
233 South Wacker Drive          in the Fund Complex.
Suite 7000                      Trustee on the University
Chicago, IL 60606               of Chicago Hospitals
                                Board, Vice Chair of the
                                Board of the YMCA of
                                Metropolitan Chicago and
                                a member of the Women's
                                Board of the University
                                of Chicago.

R. Craig Kennedy (56)           Trustee/Director/Managing
1744 R Street, NW               General Partner of funds
Washington, DC 20009            in the Fund Complex.
                                Director of First Solar,
                                Inc.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INDEPENDENT TRUSTEE              PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE

Howard J Kerr (72)                Trustee           Trustee       Prior to 1998, President         74
14 Huron Trace                                      since 2003    and Chief Executive
Galena, IL 61036                                                  Officer of Pocklington
                                                                  Corporation, Inc., an
                                                                  investment holding
                                                                  company.

Jack E. Nelson (72)               Trustee           Trustee       President of Nelson              74
423 Country Club Drive                              since 1995    Investment Planning
Winter Park, FL 32789                                             Services, Inc., a
                                                                  financial planning
                                                                  company and registered
                                                                  investment adviser in the
                                                                  State of Florida.
                                                                  President of Nelson Ivest
                                                                  Brokerage Services Inc.,
                                                                  a member of the Financial
                                                                  Industry Regulatory
                                                                  Authority ("FINRA"),
                                                                  Securities Investors
                                                                  Protection Corp. and the
                                                                  Municipal Securities
                                                                  Rulemaking Board.
                                                                  President of Nelson Sales
                                                                  and Services Corporation,
                                                                  a marketing and services
                                                                  company to support
                                                                  affiliated companies.

Hugo F. Sonnenschein (67)         Trustee           Trustee       President Emeritus and           74
1126 E. 59th Street                                 since 2003    Honorary Trustee of the
Chicago, IL 60637                                                 University of Chicago and
                                                                  the Adam Smith
                                                                  Distinguished Service
                                                                  Professor in the
                                                                  Department of Economics
                                                                  at the University of
                                                                  Chicago. Prior to July
                                                                  2000, President of the
                                                                  University of Chicago.

Suzanne H. Woolsey, Ph.D. (66)    Trustee           Trustee       Chief Communications             74
815 Cumberstone Road                                since 1999    Officer of the National
Harwood, MD 20776                                                 Academy of
                                                                  Sciences/National
                                                                  Research Council, an
                                                                  independent, federally
                                                                  chartered policy
                                                                  institution, from 2001 to
                                                                  November 2003 and Chief
                                                                  Operating Officer from
                                                                  1993 to 2001. Prior to
                                                                  1993, Executive Director
                                                                  of the Commission on
                                                                  Behavioral and Social
                                                                  Sciences and Education at
                                                                  the National Academy of
                                                                  Sciences/National
                                                                  Research Council. From
                                                                  1980 through 1989,
                                                                  Partner of Coopers &
                                                                  Lybrand.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          HELD BY TRUSTEE

Howard J Kerr (72)              Trustee/Director/Managing
14 Huron Trace                  General Partner of funds
Galena, IL 61036                in the Fund Complex.
                                Director of the Lake
                                Forest Bank & Trust.
                                Director of the Marrow
                                Foundation.

Jack E. Nelson (72)             Trustee/Director/Managing
423 Country Club Drive          General Partner of funds
Winter Park, FL 32789           in the Fund Complex.

Hugo F. Sonnenschein (67)       Trustee/Director/Managing
1126 E. 59th Street             General Partner of funds
Chicago, IL 60637               in the Fund Complex.
                                Trustee of the University
                                of Rochester and a member
                                of its investment
                                committee. Member of the
                                National Academy of
                                Sciences, the American
                                Philosophical Society and
                                a fellow of the American
                                Academy of Arts and
                                Sciences.

Suzanne H. Woolsey, Ph.D. (66)  Trustee/Director/Managing
815 Cumberstone Road            General Partner of funds
Harwood, MD 20776               in the Fund Complex.
                                Director of Fluor Corp.,
                                an engineering,
                                procurement and
                                construction
                                organization, since
                                January 2004. Director of
                                Intelligent Medical
                                Devices, Inc., a symptom
                                based diagnostic tool for
                                physicians and clinical
                                labs. Director of the
                                Institute for Defense
                                Analyses, a federally
                                funded research and
                                development center,
                                Director of the German
                                Marshall Fund of the
                                United States, Director
                                of the Rocky Mountain
                                Institute and Trustee of
                                California Institute of
                                Technology and the
                                Colorado College.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INTERESTED TRUSTEE               PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE
Wayne W. Whalen* (68)             Trustee           Trustee       Partner in the law firm          74
333 West Wacker Drive                               since 1995    of Skadden, Arps, Slate,
Chicago, IL 60606                                                 Meagher & Flom LLP, legal
                                                                  counsel to funds in the
                                                                  Fund Complex.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee/Director/Managing
333 West Wacker Drive           General Partner of funds
Chicago, IL 60606               in the Fund Complex.
                                Director of the Abraham
                                Lincoln Presidential
                                Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

OFFICERS

                                                       TERM OF
                                                      OFFICE AND
                                    POSITION(S)       LENGTH OF
NAME, AGE AND                        HELD WITH           TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   PORTFOLIO          SERVED      DURING PAST 5 YEARS
Ronald E. Robison (69)            President and       Officer       President of funds in the Fund Complex since September 2005
522 Fifth Avenue                  Principal           since 2003    and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036                Executive                         since May 2003. Managing Director of Van Kampen Advisors
                                  Officer                           Inc. since June 2003. Director of Investor Services since
                                                                    September 2002. Director of the Adviser, Van Kampen
                                                                    Investments and Van Kampen Exchange Corp. since January
                                                                    2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                    & Co. Incorporated. Managing Director and Director of Morgan
                                                                    Stanley Investment Management Inc. Chief Administrative
                                                                    Officer, Managing Director and Director of Morgan Stanley
                                                                    Investment Advisors Inc. and Morgan Stanley Services Company
                                                                    Inc. Managing Director and Director of Morgan Stanley
                                                                    Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                    Executive Officer and Director of Morgan Stanley Trust.
                                                                    Executive Vice President and Principal Executive Officer of
                                                                    the Institutional and Retail Morgan Stanley Funds. Director
                                                                    of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                    Officer of Morgan Stanley Investment Management Inc. and
                                                                    Executive Vice President of funds in the Fund Complex from
                                                                    May 2003 to September 2005.

Dennis Shea (54)                  Vice President      Officer       Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                      since 2006    Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                  and Van Kampen Advisors Inc. Chief Investment
                                                                    Officer--Global Equity of the same entities since February
                                                                    2006. Vice President of Morgan Stanley Institutional and
                                                                    Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                                    Director and Director of Global Equity Research at Morgan
                                                                    Stanley from April 2000 to February 2006.

J. David Germany (53)             Vice President      Officer       Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                       since 2006    Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                        and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                                 Officer--Global Fixed Income of the same entities since
                                                                    December 2005. Managing Director and Director of Morgan
                                                                    Stanley Investment Management Ltd. Director of Morgan
                                                                    Stanley Investment Management (ACD) Limited since December
                                                                    2003. Vice President of Morgan Stanley Institutional and
                                                                    Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

Amy R. Doberman (45)              Vice President      Officer       Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                      since 2004    Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                  Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                    the Adviser. Vice President of the Morgan Stanley
                                                                    Institutional and Retail Funds since July 2004 and Vice
                                                                    President of funds in the Fund Complex since August 2004.
                                                                    Previously, Managing Director and General Counsel of
                                                                    Americas, UBS Global Asset Management from July 2000 to July
                                                                    2004 and General Counsel of Aeltus Investment Management,
                                                                    Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)         Vice President      Officer       Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                  and Secretary       since 2003    Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                  Complex.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                       TERM OF
                                                      OFFICE AND
                                    POSITION(S)       LENGTH OF
NAME, AGE AND                        HELD WITH           TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   PORTFOLIO          SERVED      DURING PAST 5 YEARS

John L. Sullivan (52)             Chief Compliance    Officer       Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100      Officer             since 1996    August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                          Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                    Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                    Investments, Vice President, Chief Financial Officer and
                                                                    Treasurer of funds in the Fund Complex and head of Fund
                                                                    Accounting for Morgan Stanley Investment Management Inc.
                                                                    Prior to December 2002, Executive Director of Van Kampen
                                                                    Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)            Chief Financial     Officer       Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100      Officer and         since 2007    Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181        Treasurer                         of funds in the Fund Complex since June 2007. Prior to June
                                                                    2007, Senior Vice President of Northern Trust Company,
                                                                    Treasurer and Principal Financial Officer for Northern Trust
                                                                    U.S. mutual fund complex.

  Van Kampen Life Investment Trust Growth and Income Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

                                                           (continued on back)

  Van Kampen Life Investment Trust Growth and Income Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                 LITANNGI 2/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-00588P-Y12/07

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Government Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2007.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       PORTFOLIO SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S.
       GOVERNMENT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Lehman Brothers U.S. Government/Mortgage Index from 12/31/97 through 12/31/07 for Class I Shares.
(LINE GRAPH)

                                                                                                       LEHMAN BROTHERS U.S.
                                                                  LIT GOVERNMENT PORTFOLIO          GOVERNMENT/MORTGAGE INDEX
                                                                  ------------------------          -------------------------
12/97                                                                      10000                              10000
                                                                           10163                              10131
                                                                           10123                              10122
                                                                           10146                              10156
                                                                           10180                              10206
                                                                           10282                              10297
                                                                           10372                              10388
                                                                           10395                              10418
                                                                           10633                              10620
                                                                           10950                              10844
                                                                           10859                              10816
                                                                           10848                              10840
                                                                           10859                              10872
                                                                           10927                              10941
                                                                           10678                              10769
                                                                           10732                              10823
                                                                           10732                              10858
                                                                           10566                              10778
                                                                           10494                              10749
                                                                           10435                              10708
                                                                           10411                              10708
                                                                           10554                              10833
                                                                           10590                              10871
                                                                           10566                              10865
12/99                                                                      10494                              10814
                                                                           10471                              10780
                                                                           10625                              10921
                                                                           10794                              11080
                                                                           10769                              11067
                                                                           10756                              11073
                                                                           10946                              11288
                                                                           11048                              11380
                                                                           11225                              11551
                                                                           11263                              11624
                                                                           11365                              11722
                                                                           11581                              11927
                                                                           11796                              12143
                                                                           11923                              12297
                                                                           12037                              12403
                                                                           12075                              12461
                                                                           11981                              12404
                                                                           12022                              12466
                                                                           12062                              12508
                                                                           12344                              12769
                                                                           12478                              12904
                                                                           12666                              13113
                                                                           12935                              13371
                                                                           12693                              13161
12/01                                                                      12613                              13079
                                                                           12693                              13183
                                                                           12827                              13319
                                                                           12600                              13106
                                                                           12882                              13385
                                                                           12966                              13474
                                                                           13121                              13622
                                                                           13375                              13846
                                                                           13558                              14035
                                                                           13741                              14246
                                                                           13684                              14217
                                                                           13628                              14151
                                                                           13825                              14395
                                                                           13853                              14394
                                                                           13994                              14558
                                                                           13949                              14538
                                                                           13993                              14602
                                                                           14170                              14797
                                                                           14111                              14770
                                                                           13742                              14327
                                                                           13787                              14418
                                                                           14066                              14749
                                                                           13919                              14620
                                                                           13978                              14643
12/03                                                                      14066                              14787
                                                                           14170                              14894
                                                                           14302                              15046
                                                                           14344                              15144
                                                                           14096                              14782
                                                                           14066                              14739
                                                                           14143                              14834
                                                                           14266                              14969
                                                                           14498                              15230
                                                                           14529                              15257
                                                                           14637                              15380
                                                                           14529                              15269
                                                                           14653                              15391
                                                                           14761                              15480
                                                                           14699                              15389
                                                                           14672                              15349
                                                                           14881                              15558
                                                                           15042                              15710
                                                                           15123                              15783
                                                                           15010                              15647
                                                                           15187                              15833
                                                                           15058                              15696
                                                                           14978                              15586
                                                                           15026                              15647
12/05                                                                      15171                              15796
                                                                           15155                              15807
                                                                           15203                              15856
                                                                           15054                              15717
                                                                           15003                              15695
                                                                           15020                              15682
                                                                           15071                              15719
                                                                           15223                              15925
                                                                           15391                              16153
                                                                           15543                              16282
                                                                           15627                              16383
                                                                           15745                              16560
                                                                           15678                              16480
                                                                           15695                              16475
                                                                           15897                              16704
                                                                           15908                              16728
                                                                           15997                              16811
                                                                           15873                              16697
                                                                           15891                              16657
                                                                           16067                              16828
                                                                           16244                              17053
                                                                           16350                              17173
                                                                           16491                              17324
                                                                           16845                              17707
12/07                                                                      16827                              17752

AVERAGE ANNUAL TOTAL RETURNS

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                  since 4/7/86          since 12/15/00

 Since Inception                   6.29%                   4.96%

 10-year                           5.34                      --

 5-year                            4.01                    3.74

 1-year                            7.33                    7.02
 ---------------------------------------------------------------------------
 30-Day SEC Yield                  4.38%                   4.14%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. SEC Yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers U.S. Government/Mortgage Index is generally representative of U.S. government treasury securities and agency mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

Worries surrounding the residential housing downturn persisted throughout the twelve-month period. Confronted with increasing delinquency rates on sub-prime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely beginning in the second quarter of the year. This impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, which resulted in a flight to quality.

As the subprime mortgage crisis worsened, investors grew increasingly concerned about the impact on financial markets, the financial system, and the broader economy, and demanded additional compensation for owning riskier investments. As a result, credit spreads widened sharply. The subprime debacle severely impacted many major banks and Wall Street firms, which took write-downs and losses on the subprime mortgage loans and securities in their portfolios. Some sold stakes to sovereign funds in exchange for cash infusions needed to bolster their balance sheets.

The Federal Open Market Committee (the "Fed") took steps to ease the liquidity crisis, reducing the target federal funds rate by a total of one percent in three separate moves in the fourth quarter of the year, bringing the rate to
4.25 percent. These reductions, coupled with the flight to quality, caused yields across the yield curve to decline, but more so on the short end. As a result, the shape of the yield curve shifted from relatively flat at the beginning of the year to steep by the end of the year. Overall, U.S. Treasury securities outperformed all other areas of the fixed income market.

The mortgage market was hit by the turmoil surrounding residential housing, and especially by its spillover effects on secondary market activity, most notably in the non-agency mortgage area. The result was a further reduction in mortgage market liquidity, as well as a sharp diminishment in the availability of non-conforming mortgage loans to the general public.

PERFORMANCE ANALYSIS

All share classes of Van Kampen LIT Government Portfolio underperformed the Lehman Brothers U.S. Government/Mortgage Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

Throughout the year, we employed a defensive interest rate strategy by keeping the Portfolio's duration (a measure of interest rate sensitivity) shorter than that of the benchmark Lehman Brothers U.S. Government/Mortgage Index. Although this strategy was beneficial early in the period when interest rates were rising, it detracted from performance for the overall reporting year as Fed easing in the latter months caused rates to decline significantly.

In March of this year, the Portfolio's yield curve positioning was adjusted to underweight longer dated issues and overweight intermediate dated issues. This was particularly additive to performance as the spread between intermediate-and long-dated yields widened and the curve steepened during the summer.

The Portfolio held an underweight position to agency mortgage-backed securities for most of the year, with a focus on high-coupon, slow-prepaying agency issues, and an overweight to non-agency mortgages issued to high quality borrowers. Although the underweight to agency mortgage-backed securities benefited performance, this was more than offset by the poor price performance of holdings in non-agency mortgages, which were overweighted versus the benchmark Lehman Brothers U.S. Government/Mortgage Index. During the fourth quarter, the agency mortgage-backed position was increased to a neutral position versus the benchmark index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

SECTORS AS OF 12/31/07
U.S. Treasury Securities                            41.3%
FNMA                                                34.3
CMO                                                 18.8
U.S. Govt Agency                                     4.7
FHLMC                                                2.9
GNMA                                                 0.1
                                                   -----
Total Long-Term Investments                        102.1
Short-Term Investments                               8.9
                                                   -----
Total Investments                                  111.0
Liabilities in Excess of Other Assets              (11.0)
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

-----------------------------------------------------
                           LEHMAN BROTHERS U.S.
                           GOVERNMENT/MORTGAGE
      CLASS I   CLASS II          INDEX
       7.33%     7.02%             7.72%
-----------------------------------------------------

The performance for the two share classes varies because each has different expenses. The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              -------------------------------------------------
                                                                 7/1/07          12/31/07       7/1/07-12/31/07
Class I
  Actual....................................................    $1,000.00        $1,058.95           $3.17
  Hypothetical..............................................     1,000.00         1,022.13            3.11
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00         1,057.84            4.46
  Hypothetical..............................................     1,000.00         1,020.87            4.38
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.60% and 0.85% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

PAR
AMOUNT
(000)        DESCRIPTION                                                   COUPON           MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
             UNITED STATES TREASURY OBLIGATIONS  41.3%
$  3,800     United States Treasury Bonds................................   5.250%          11/15/28          $  4,182,079
  12,000     United States Treasury Bonds................................   5.375           02/15/31            13,523,448
   9,120     United States Treasury Bonds................................   8.125           08/15/21            12,564,943
     800     United States Treasury Bonds................................   8.750           08/15/20             1,139,313
   1,250     United States Treasury Bonds................................   9.250           02/15/16             1,706,934
     700     United States Treasury Bonds................................  12.000           08/15/13               736,641
  17,000     United States Treasury Notes................................   3.500           11/15/09            17,155,397
   7,100     United States Treasury Notes................................   3.875           02/15/13             7,244,222
  35,000     United States Treasury Notes................................   4.250           11/15/14            36,118,389
   4,500     United States Treasury Notes................................   4.500           02/28/11             4,688,793
     500     United States Treasury Notes................................   4.750           11/15/08               505,781
   2,600     United States Treasury Notes................................   4.750           01/31/12             2,741,378
   3,500     United States Treasury Notes................................   4.875           01/31/09             3,563,164
   2,400     United States Treasury Notes................................   4.875           04/30/11             2,528,626
   6,100     United States Treasury Notes................................   5.125           06/30/11             6,482,683
                                                                                                              ------------

             TOTAL UNITED STATES TREASURY OBLIGATIONS.....................................................     114,881,791
                                                                                                              ------------

             MORTGAGE BACKED SECURITIES  27.3%
      50     Federal Home Loan Mortgage Corp.............................   6.000     06/01/29 to 09/01/29          51,310
      46     Federal Home Loan Mortgage Corp.............................   6.500           06/01/29                47,164
     874     Federal Home Loan Mortgage Corp.............................   7.500     11/01/29 to 08/01/31         933,551
       4     Federal Home Loan Mortgage Corp.............................   8.000           09/01/24                 3,936
   5,500     Federal Home Loan Mortgage Corp., January (f)...............   6.500             TBA                5,653,829
   1,075     Federal National Mortgage Association.......................   3.920           01/01/08             1,071,677
  33,548     Federal National Mortgage Association.......................   5.500     10/01/36 to 11/01/37      33,515,476
      88     Federal National Mortgage Association.......................   6.000     01/01/14 to 06/01/14          90,322
     234     Federal National Mortgage Association.......................   6.500     06/01/09 to 12/01/32         241,774
   6,196     Federal National Mortgage Association.......................   7.000     07/01/10 to 10/01/34       6,526,685
     775     Federal National Mortgage Association.......................   7.500     02/01/23 to 04/01/32         826,446
      13     Federal National Mortgage Association.......................   8.000     06/01/24 to 10/01/24          14,284
      22     Federal National Mortgage Association.......................  11.000           11/01/20                25,226
  18,250     Federal National Mortgage Association, January (f)..........   5.000             TBA               17,808,003
   5,650     Federal National Mortgage Association, January (f)..........   5.500             TBA                5,643,819
   1,800     Federal National Mortgage Association, January (f)..........   6.500             TBA                1,850,344
   1,275     Federal National Mortgage Association, January (f)..........   7.000             TBA                1,326,398
      69     Government National Mortgage Association....................   6.500     05/15/23 to 03/15/29          71,881
     139     Government National Mortgage Association....................   7.000     04/15/23 to 11/15/27         147,817
      23     Government National Mortgage Association....................   7.500     12/15/21 to 06/15/24          24,919
      22     Government National Mortgage Association....................   8.000     05/15/17 to 01/15/23          23,744
       7     Government National Mortgage Association....................   8.500           07/15/17                 8,046
      13     Government National Mortgage Association....................   9.500     07/15/09 to 10/15/09          13,837
       1     Government National Mortgage Association....................  11.000           09/15/10                 1,444
                                                                                                              ------------

             TOTAL MORTGAGE BACKED SECURITIES.............................................................      75,921,932
                                                                                                              ------------

             COLLATERALIZED MORTGAGE OBLIGATIONS  18.8%
   1,099     American Home Mortgage Assets (a)...........................   5.043           10/25/46             1,013,762
     836     American Home Mortgage Assets (a)...........................   5.094           09/25/46               756,717
     695     American Home Mortgage Assets (a)...........................   5.165           06/25/47               561,625
   1,035     American Home Mortgage Investment Trust (a).................   5.105           04/25/37               948,667
   1,077     Bear Stearns Mortgage Funding Trust (a).....................   5.045           03/25/36             1,009,647
   1,193     Bear Stearns Mortgage Funding Trust (a).....................   5.074           12/25/36             1,126,350
     902     Bear Stearns Mortgage Funding Trust (a).....................   5.114           07/25/36               834,841
   5,567     Countrywide Alternative Loan Trust (b) (c)..................   2.031           09/25/35               139,166
   2,773     Countrywide Alternative Loan Trust (b) (c)..................   2.068           02/25/37               144,690
   3,572     Countrywide Alternative Loan Trust (a) (c)..................   2.578           03/20/46               162,568
   8,683     Countrywide Alternative Loan Trust (b) (c)..................   2.660           12/20/46               435,341
     778     Countrywide Alternative Loan Trust (a)......................   5.025           09/25/35               729,614
   1,301     Countrywide Alternative Loan Trust (a)......................   5.045           04/25/47             1,194,326

See Notes to Financial Statements                                              5

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)        DESCRIPTION                                                   COUPON           MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    702     Countrywide Alternative Loan Trust (a)......................   5.054%          11/25/46          $    663,218
   1,258     Countrywide Alternative Loan Trust (a)......................   5.094           07/25/46             1,144,464
     695     Countrywide Alternative Loan Trust (a)......................   5.114           10/25/46               600,908
     591     Countrywide Alternative Loan Trust (a)......................   5.125           05/25/36               543,194
     800     Countrywide Alternative Loan Trust (a)......................   5.135           04/25/36               729,964
     880     Countrywide Alternative Loan Trust (a)......................   5.248           03/20/46               802,454
   2,237     Countrywide Home Loans (b) (c)..............................   1.385           10/25/34                39,153
     861     Countrywide Home Loans (a)..................................   5.135           04/25/35               812,916
     897     Countrywide Home Loans (a)..................................   5.164           04/25/46               833,779
   1,607     Downey Savings & Loan Association Mortgage Loan Trust (a)...   5.144           04/19/38             1,463,856
     954     Downey Savings & Loan Association Mortgage Loan Trust (a)...   5.164           11/19/37               901,410
     778     Downey Savings & Loan Association Mortgage Loan Trust (a)...   5.728           04/19/47               736,020
     631     Federal Home Loan Mortgage Corp. (REMIC) (a) (c)............   1.937           06/17/27                50,265
     422     Federal Home Loan Mortgage Corp. (REMIC) (c)................   5.000           12/15/16                32,980
     546     Federal Home Loan Mortgage Corp. (a)........................   5.014           09/25/45               540,973
   1,694     Federal Home Loan Mortgage Corp. (REMIC)....................   5.500           04/15/27             1,710,258
     944     Federal Home Loan Mortgage Corp. (REMIC) (a)................   5.627           03/15/34               925,733
      10     Federal Home Loan Mortgage Corp. (REMIC) (c)................   6.000           05/15/30                    14
     271     Federal Home Loan Mortgage Corp. (Strips) (c)...............   6.000           05/01/31                56,238
     247     Federal Home Loan Mortgage Corp. (Strips) (c)...............   6.500           04/01/28                56,246
      65     Federal Home Loan Mortgage Corp. (Strips) (c)...............   8.000           06/01/31                16,569
     642     Federal National Mortgage Association (REMIC) (a)...........   4.740           11/25/28               643,187
   6,328     Federal National Mortgage Association (REMIC) (a)...........   4.925           12/25/36             6,216,663
     893     Federal National Mortgage Association (a)...................   5.065           05/25/35               886,759
     865     Federal National Mortgage Association (REMIC) (a)...........   5.396           12/18/32               870,618
     875     Federal National Mortgage Association.......................   5.500           11/25/43               874,108
     835     Federal National Mortgage Association (REMIC) (c)...........   6.000     08/25/32 to 07/25/33         135,971
     750     Federal National Mortgage Association.......................   6.022           11/25/10               779,126
   1,317     Federal National Mortgage Association (REMIC) (c)...........   6.500           05/25/33               289,697
     186     Federal National Mortgage Association (Strips) (c)..........   6.500           06/01/31                43,232
     237     Federal National Mortgage Association (REMIC) (c)...........   7.000           04/25/33                50,107
      48     Federal National Mortgage Association (Strips) (c)..........   7.000           03/01/32                11,954
      54     Federal National Mortgage Association (Strips) (c)..........   8.000           05/01/30                13,628
     179     Government National Mortgage Association (a) (c)............   2.372           05/16/32                14,206
     371     Government National Mortgage Association (a) (c)............   2.972     04/16/29 to 05/16/32          29,234
     287     Government National Mortgage Association (a) (c)............   3.372           06/16/27                 5,284
   4,296     Greenpoint Mortgage Funding Trust (b) (c)...................   2.565           06/25/45               132,238
   1,517     Greenpoint Mortgage Funding Trust (b) (c)...................   2.759           10/25/45                40,730
   2,165     Greenpoint Mortgage Funding Trust (b) (c)...................   2.797           08/25/45                68,782
       2     Harborview Mortgage Loan Trust (d)..........................    *        07/20/36 to 03/19/37           1,583
   3,093     Harborview Mortgage Loan Trust (b) (c)......................   1.986           06/19/35                77,313
   2,745     Harborview Mortgage Loan Trust (b) (c)......................   2.265           05/19/35                63,483
   4,107     Harborview Mortgage Loan Trust (b) (c)......................   2.566           01/19/36               128,352
   3,433     Harborview Mortgage Loan Trust (b) (c)......................   2.613           03/19/37               152,354
   6,159     Harborview Mortgage Loan Trust (b) (c)......................   2.738           07/19/47               242,516
   1,689     Harborview Mortgage Loan Trust (b) (c)......................   2.774           01/19/36                59,631
     938     Harborview Mortgage Loan Trust (a)..........................   5.045           04/19/38               857,952
     246     Harborview Mortgage Loan Trust (a)..........................   5.054           12/19/37               243,411
     823     Harborview Mortgage Loan Trust (a)..........................   5.155           01/19/38               771,699
   1,010     Harborview Mortgage Loan Trust (a)..........................   5.228           10/19/46               925,038
   1,061     Harborview Mortgage Loan Trust (a)..........................   5.398           06/20/35               996,191
   1,278     Harborview Mortgage Loan Trust (a)..........................   6.788           01/19/36             1,276,578
   2,500     Indymac Index Mortgage Loan Trust (b) (c)...................   1.849           07/25/35                90,634
     870     Indymac Index Mortgage Loan Trust (a).......................   5.114           05/25/36               794,447
     671     Indymac Index Mortgage Loan Trust (a).......................   5.244           10/25/36               618,441
     883     Luminent Mortgage Trust (a).................................   5.105           10/25/46               806,671
     738     Residential Accredit Loans, Inc. (a)........................   5.054           01/25/46               688,980
   1,635     Residential Accredit Loans, Inc. (a)........................   5.065           03/25/47             1,590,309
     893     Residential Accredit Loans, Inc. (a)........................   5.094           06/25/46               813,778
   1,077     Residential Accredit Loans, Inc. (a)........................   5.135           02/25/46               981,253

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)        DESCRIPTION                                                   COUPON           MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    549     Residential Accredit Loans, Inc. (a)........................   5.164%          06/25/37          $    449,403
     293     Structured Asset Mortgage Investments, Inc. (a).............   5.054           02/25/36               274,424
   1,099     Structured Asset Mortgage Investments, Inc. (a).............   5.065           10/25/36             1,044,652
   2,056     Structured Asset Mortgage Investments, Inc. (a).............   5.094     07/25/36 to 08/25/36       1,896,623
   1,152     Washington Mutual, Inc. (c).................................   0.654           06/25/44                22,325
   2,108     Washington Mutual, Inc. (c).................................   1.226           07/25/44                39,534
   3,028     Washington Mutual, Inc. (c).................................   1.447           10/25/44                58,669
   1,684     Washington Mutual, Inc. (a).................................   5.094           07/25/47             1,537,389
     453     Washington Mutual, Inc. (a).................................   5.204           11/25/45               418,734
     393     Washington Mutual, Inc. (a).................................   5.224           07/25/45               355,778
     548     Washington Mutual, Inc. (a).................................   5.727           05/25/46               517,704
     668     Washington Mutual, Inc. (a).................................   5.728           04/25/46               643,561
   6,580     Washington Mutual Mortgage Pass-Through Certificates (b)....   0.653           01/25/45                98,695
                                                                                                              ------------

             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  18.8%.............................................      52,361,555
                                                                                                              ------------

             ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  9.8%
     145     Federal Home Loan Mortgage Corp.............................   5.447           07/01/34               148,897
     909     Federal Home Loan Mortgage Corp.............................   5.868           04/01/37               923,242
     275     Federal Home Loan Mortgage Corp.............................   6.039           08/01/34               280,532
     739     Federal National Mortgage Association.......................   4.475           02/01/34               742,530
     615     Federal National Mortgage Association.......................   5.258           06/01/34               622,283
   2,016     Federal National Mortgage Association.......................   5.458           12/01/36             2,044,304
     124     Federal National Mortgage Association.......................   5.475           07/01/34               125,706
   2,067     Federal National Mortgage Association.......................   5.813           05/01/37             2,113,671
     115     Federal National Mortgage Association.......................   6.123           10/01/34               117,871
     453     Federal National Mortgage Association.......................   6.150           12/01/32               461,908
     118     Federal National Mortgage Association.......................   6.155           09/01/34               118,912
     191     Federal National Mortgage Association.......................   6.339           10/01/34               192,621
   1,915     Federal National Mortgage Association.......................   6.829           10/01/35             1,972,598
   1.941     Federal National Mortgage Association.......................   6.833           12/01/35             1,999,629
   1,661     Federal National Mortgage Association.......................   6.836           11/01/35             1,711,168
   1,070     Federal National Mortgage Association.......................   6.867           03/01/36             1,086,440
     199     Federal National Mortgage Association.......................   6.872           07/01/33               202,756
     414     Federal National Mortgage Association.......................   6.895           07/01/35               426,159
   1,059     Federal National Mortgage Association.......................   6.903           03/01/36             1,074,072
     849     Federal National Mortgage Association.......................   7.179           03/01/36               863,131
     847     Federal National Mortgage Association.......................   7.242           05/01/36               861,880
     950     Federal National Mortgage Association.......................   7.251           07/01/36               967,023
   1,104     Federal National Mortgage Association.......................   7.285           05/01/36             1,133,496
   1,081     Federal National Mortgage Association.......................   7.318           05/01/36             1,100,529
   1,449     Federal National Mortgage Association.......................   7.340           04/01/36             1,475,711
   2,269     Federal National Mortgage Association.......................   7.364           04/01/36             2,309,863
   1,522     Federal National Mortgage Association.......................   7.375           05/01/36             1,560,182
     592     Federal National Mortgage Association.......................   7.611           03/01/36               604,805
                                                                                                              ------------

             TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES.............................................      27,241,919
                                                                                                              ------------

             UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  4.7%
   4,400     Federal Home Loan Bank......................................   3.000           04/15/09             4,358,064
   3,150     Federal Home Loan Mortgage Corp.............................   6.625           09/15/09             3,307,399
     350     Federal National Mortgage Association.......................   7.125           06/15/10               378,874
   1,985     Financing Corp..............................................   9.650           11/02/18             2,832,732
     700     Financing Corp..............................................   9.800           04/06/18               999,166
     960     Tennessee Valley Authority..................................   7.125           05/01/30             1,253,060
                                                                                                              ------------

             TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS............................................      13,129,295
                                                                                                              ------------

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

PAR
AMOUNT
(000)      DESCRIPTION                                                  COUPON          MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
           ASSET BACKED SECURITIES  0.2%
$  533     Federal National Mortgage Association (a)................... 5.474%          05/28/35          $    523,875
    49     Federal National Mortgage Association (a)................... 5.485           05/28/35                48,858
                                                                                                          ------------

           TOTAL ASSET BACKED SECURITIES..............................................................         572,733
                                                                                                          ------------

TOTAL LONG-TERM INVESTMENTS  102.1%
  (Cost $280,734,527).................................................................................    $284,109,225
                                                                                                          ------------


SHORT-TERM INVESTMENTS  8.9%

REPURCHASE AGREEMENTS  8.1%
Banc of America Securities ($6,347,059 par collateralized by U.S. Government obligations in a pooled
  cash account, interest rate of 4.50%, dated 12/31/07, to be sold on 01/02/08 at $6,348,646).........       6,347,059
Citigroup Global Markets, Inc. ($5,641,831 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 4.10%, dated 12/31/07, to be sold on 01/02/08 at
  $5,643,116).........................................................................................       5,641,831
State Street Bank & Trust Co. ($10,546,110 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.90%, dated 12/31/07, to be sold on 01/02/08 at
  $10,548,395)........................................................................................      10,546,110
                                                                                                          ------------

TOTAL REPURCHASE AGREEMENTS...........................................................................      22,535,000
                                                                                                          ------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.8%
United States Treasury Bill ($2,305,000 par, yielding 4.848%, 01/10/08 maturity) (e)..................       2,302,316
                                                                                                          ------------

TOTAL SHORT-TERM INVESTMENTS  8.9%
  (Cost $24,837,316)..................................................................................      24,837,316
                                                                                                          ------------

TOTAL INVESTMENTS  111.0%
  (Cost $305,571,843).................................................................................     308,946,541
LIABILITIES IN EXCESS OF OTHER ASSETS  (11.0%)........................................................     (30,564,537)
                                                                                                          ------------

NET ASSETS  100.0%....................................................................................    $278,382,004
                                                                                                          ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Floating Rate Coupon

(b) Variable Rate Coupon

(c) IO--Interest Only

(d) PO--Principal Only

(e) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

(f) Security purchased on a forward commitment basis.

The obligations of certain U.S. Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

REMIC--Real Estate Mortgage Investment Conduits

STRIPS--Separately Traded Registered Interest and Principal Securities

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

SWAP AGREEMENTS OUTSTANDING AS OF DECEMBER 31, 2007:

INTEREST RATE SWAPS

                                                                 PAY/
                                                               RECEIVE                                     NOTIONAL
                                           FLOATING RATE       FLOATING       FIXED       EXPIRATION        AMOUNT
COUNTERPARTY                                   INDEX             RATE         RATE           DATE           (000)        VALUE
Citibank, N.A., New York...............    USD-LIBOR BBA       Pay            5.338%       05/24/17        $ 7,500     $  416,021
Citibank, N.A., New York...............    USD-LIBOR BBA       Pay            5.228        09/27/17          9,200        535,876
Goldman Sachs Capital Markets, L.P. ...    USD-LIBOR BBA       Pay            5.341        05/24/17          7,500        417,696
JP Morgan Chase Bank, N.A..............    USD-LIBOR BBA       Pay            5.359        05/23/17          5,500        315,653
JP Morgan Chase Bank, N.A..............    USD-LIBOR BBA       Pay            5.169        10/09/17          5,200        209,318
JP Morgan Chase Bank, N.A..............    USD-LIBOR BBA       Pay            5.720        07/19/17         12,600      1,251,247
JP Morgan Chase Bank, N.A..............    USD-LIBOR BBA       Pay            5.065        09/11/17          8,000        356,489
                                                                                                                       ----------
TOTAL SWAP AGREEMENTS..............................................................................................    $3,502,300
                                                                                                                       ==========

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2007:

                                                                                 UNREALIZED
                                                                                APPRECIATION/
                                                                CONTRACTS       DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, March 2008 (Current
  Notional Value of $210,250 per contract)..................        122           $  33,791
U.S. Treasury Notes 5-Year Futures, March 2008 (Current
  Notional Value of $110,281 per contract)..................        315             240,457
SHORT CONTRACTS:
EuroDollar Futures, March 2008 (Current Notional Value of
  $239,413 per contract)....................................         23             (17,870)
EuroDollar Futures, June 2008 (Current Notional Value of
  $240,638 per contract)....................................         14             (22,426)
EuroDollar Futures, September 2008 (Current Notional Value
  of $241,275 per contract).................................         13             (26,521)
EuroDollar Futures, December 2008 (Current Notional Value of
  $241,575 per contract)....................................         12             (28,182)
EuroDollar Futures, March 2009 (Current Notional Value of
  $241,575 per contract)....................................         10             (25,152)
EuroDollar Futures, June 2009 (Current Notional Value of
  $241,275 per contract)....................................          9             (22,404)
EuroDollar Futures, September 2009 (Current Notional Value
  of $240,875 per contract).................................          9             (21,077)
EuroDollar Futures, December 2009 (Current Notional Value of
  $240,450 per contract)....................................          5             (10,780)
EuroDollar Futures, March 2010 (Current Notional Value of
  $240,063 per contract)....................................          3              (5,821)
EuroDollar Futures, June 2010 (Current Notional Value of
  $239,675 per contract)....................................          1              (1,728)
U.S. Treasury Notes 10-Year Futures, March 2008 (Current
  Notional Value of $113,391 per contract)..................        321            (240,804)
U.S. Treasury Bond Futures, March 2008 (Current Notional
  Value of $116,375 per contract)...........................        262              14,460
                                                                  -----           ---------
                                                                  1,119           $(134,057)
                                                                  =====           =========

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $305,571,843).......................    $308,946,541
Cash........................................................              64
Receivables:
  Interest..................................................       1,979,849
  Portfolio Shares Sold.....................................         224,749
  Principal Paydowns........................................          18,816
Swap Contracts..............................................       3,502,300
Other.......................................................         147,228
                                                                ------------
    Total Assets............................................     314,819,547
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................      32,109,168
  Cash Collateral...........................................       2,514,081
  Portfolio Shares Repurchased..............................       1,136,815
  Variation Margin on Futures...............................         216,007
  Investment Advisory Fee...................................         117,707
  Distributor and Affiliates................................          51,993
Trustees' Deferred Compensation and Retirement Plans........         222,410
Accrued Expenses............................................          69,362
                                                                ------------
    Total Liabilities.......................................      36,437,543
                                                                ------------
NET ASSETS..................................................    $278,382,004
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $271,246,870
Accumulated Undistributed Net Investment Income.............      10,636,389
Net Unrealized Appreciation.................................       6,742,941
Accumulated Net Realized Loss...............................     (10,244,196)
                                                                ------------
NET ASSETS..................................................    $278,382,004
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $55,027,430 and
  5,781,773 shares of beneficial interest issued and
  outstanding)..............................................    $       9.52
                                                                ============
  Class II Shares (Based on net assets of $223,354,574 and
  23,492,757 shares of beneficial interest issued and
  outstanding)..............................................    $       9.51
                                                                ============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Interest....................................................    $12,736,231
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................      1,158,830
Distribution (12b-1) and Service Fees.......................        439,429
Accounting and Administrative Expenses......................         61,300
Reports to Shareholders.....................................         52,590
Custody.....................................................         46,986
Trustees' Fees and Related Expenses.........................         29,875
Professional Fees...........................................         29,269
Transfer Agent Fees.........................................         18,723
Other.......................................................         36,463
                                                                -----------
    Total Expenses..........................................      1,873,465
    Investment Advisory Fee Reduction.......................         24,855
    Less Credits Earned on Cash Balances....................          3,062
                                                                -----------
    Net Expenses............................................      1,845,548
                                                                -----------
NET INVESTMENT INCOME.......................................    $10,890,683
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ 1,686,613
  Futures...................................................     (2,619,753)
  Options...................................................        (83,112)
  Swap Contracts............................................         24,522
                                                                -----------
Net Realized Loss...........................................       (991,730)
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................        239,694
                                                                -----------
  End of the Period:
    Investments.............................................      3,374,698
    Futures.................................................       (134,057)
    Swap Contracts..........................................      3,502,300
                                                                -----------
                                                                  6,742,941
                                                                -----------
Net Unrealized Appreciation During the Period...............      6,503,247
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $ 5,511,517
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $16,402,200
                                                                ===========

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE              FOR THE
                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 2007    DECEMBER 31, 2006
                                                                --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $ 10,890,683         $  8,509,724
Net Realized Loss...........................................          (991,730)            (843,563)
Net Unrealized Appreciation/Depreciation During the
  Period....................................................         6,503,247           (1,768,987)
                                                                  ------------         ------------
Change in Net Assets from Operations........................        16,402,200            5,897,174
                                                                  ------------         ------------

Distributions from Net Investment Income:
  Class I Shares............................................        (2,611,331)          (2,767,293)
  Class II Shares...........................................        (7,055,865)          (4,749,173)
                                                                  ------------         ------------
Total Distributions.........................................        (9,667,196)          (7,516,466)
                                                                  ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         6,735,004           (1,619,292)
                                                                  ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................       109,519,538           57,177,402
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         9,667,196            7,516,466
Cost of Shares Repurchased..................................       (52,256,604)         (29,844,910)
                                                                  ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        66,930,130           34,848,958
                                                                  ------------         ------------
TOTAL INCREASE IN NET ASSETS................................        73,665,134           33,229,666
NET ASSETS:
Beginning of the Period.....................................       204,716,870          171,487,204
                                                                  ------------         ------------
End of the Period (Including accumulated undistributed net
  investment income of $10,636,389 and $8,077,894,
  respectively).............................................      $278,382,004         $204,716,870
                                                                  ============         ============

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  --------------------------------------------------------
                                                                2007         2006         2005        2004         2003
                                                                --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $9.30       $ 9.42       $ 9.48       $9.55       $ 9.82
                                                                -----       ------       ------       -----       ------
  Net Investment Income (a).................................     0.45         0.44         0.35        0.31         0.28
  Net Realized and Unrealized Gain/Loss.....................     0.21        (0.14)       (0.03)       0.08        (0.11)
                                                                -----       ------       ------       -----       ------
Total from Investment Operations............................     0.66         0.30         0.32        0.39         0.17
Less Distributions from Net Investment Income...............     0.44         0.42         0.38        0.46         0.44
                                                                -----       ------       ------       -----       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $9.52       $ 9.30       $ 9.42       $9.48       $ 9.55
                                                                =====       ======       ======       =====       ======

Total Return*...............................................    7.33%        3.34%        3.54%       4.17%        1.75%
Net Assets at End of the Period (In millions)...............    $55.0       $ 57.5       $ 63.1       $71.2       $ 75.1
Ratio of Expenses to Average Net Assets*....................    0.60%        0.60%        0.60%       0.60%        0.60%
Ratio of Net Investment Income to Average Net Assets*.......    4.91%        4.84%        3.78%       3.26%        2.96%
Portfolio Turnover..........................................     324%         242%         261%        409%         511%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................    0.62%        0.65%        0.64%       0.65%        0.63%
   Ratio of Net Investment Income to Average Net Assets.....    4.90%        4.79%        3.75%       3.21%        2.93%

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 ---------------------------------------------------------
                                                                 2007         2006         2005        2004         2003
                                                                ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $ 9.30       $ 9.42       $ 9.48       $9.55       $ 9.82
                                                                ------       ------       ------       -----       ------
  Net Investment Income (a).................................      0.43         0.42         0.33        0.28         0.25
  Net Realized and Unrealized Gain/Loss.....................      0.20        (0.14)       (0.03)       0.09        (0.11)
                                                                ------       ------       ------       -----       ------
Total from Investment Operations............................      0.63         0.28         0.30        0.37         0.14
Less Distributions from Net Investment Income...............      0.42         0.40         0.36        0.44         0.41
                                                                ------       ------       ------       -----       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $ 9.51       $ 9.30       $ 9.42       $9.48       $ 9.55
                                                                ======       ======       ======       =====       ======

Total Return* (b)...........................................     7.02%        3.11%        3.28%       3.90%        1.49%
Net Assets at End of the Period (In millions)...............    $223.4       $147.2       $108.4       $83.5       $ 70.6
Ratio of Expenses to Average Net Assets*....................     0.85%        0.85%        0.85%       0.85%        0.85%
Ratio of Net Investment Income to Average Net Assets*.......     4.63%        4.62%        3.52%       3.03%        2.65%
Portfolio Turnover..........................................      324%         242%         261%        409%         511%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     0.87%        0.90%        0.89%       0.90%        0.88%
   Ratio of Net Investment Income to Average Net Assets.....     4.62%        4.57%        3.49%       2.98%        2.61%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 14                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Government Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek to provide investors with high current return consistent with preservation of capital. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not readily available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Portfolio will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At December 31, 2007, the Portfolio had $32,109,168 of when-issued, delayed delivery or forward purchase commitments.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolio adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of December 31, 2007, this did not result in an impact to the Portfolio's financial statements.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2007, the Portfolio had an accumulated capital loss carryforward for tax purposes of $7,753,319 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
671,393.....................................................    December 31, 2008
2,429,205...................................................    December 31, 2011
847,343.....................................................    December 31, 2012
1,585,472...................................................    December 31, 2013
1,887,461...................................................    December 31, 2014
332,445.....................................................    December 31, 2015

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $308,801,409
                                                                ============
Gross tax unrealized appreciation...........................    $  4,324,793
Gross tax unrealized depreciation...........................      (4,179,661)
                                                                ------------
Net tax unrealized appreciation on investments..............    $    145,132
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

                                                                   2007             2006
Distribution paid from ordinary income......................    $9,667,196       $7,516,466
                                                                ----------       ----------

    Permanent differences, primarily due to recognition of gains/losses on paydowns on mortgage-backed securities and capital loss carryforward expiring in the current year, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED NET   ACCUMULATED NET
      INVESTMENT INCOME          REALIZED GAIN      CAPITAL
         $1,334,532                $281,313       $ (1,615,845)

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $12,248,581

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post-October losses of $346,859 which are not recognized for tax purposes until the first day of the following fiscal year, the deferral of losses relating to wash sale transactions, mark to market on open futures contracts, and straddle positions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Fund's custody fee was reduced by $3,062 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the year ended December 31, 2007 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2007, the Adviser waived approximately $24,900 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $6,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $23,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen. The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $129,507 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                                                           FOR THE                             FOR THE
                                                                         YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31, 2007                   DECEMBER 31, 2006
                                                                -----------------------------       -----------------------------
                                                                  SHARES            VALUE             SHARES            VALUE
Sales:
  Class I...................................................       234,159       $  2,142,589          237,243       $  2,164,906
  Class II..................................................    11,652,293        107,376,949        6,003,604         55,012,496
                                                                ----------       ------------       ----------       ------------
Total Sales.................................................    11,886,452       $109,519,538        6,240,847       $ 57,177,402
                                                                ==========       ============       ==========       ============
Dividend Reinvestment:
  Class I...................................................       289,505       $  2,611,331          308,849       $  2,767,293
  Class II..................................................       782,247          7,055,865          528,861          4,749,173
                                                                ----------       ------------       ----------       ------------
Total Dividend Reinvestment.................................     1,071,752       $  9,667,196          837,710       $  7,516,466
                                                                ==========       ============       ==========       ============
Repurchases:
  Class I...................................................      (922,443)      $ (8,518,976)      (1,061,558)      $ (9,669,814)
  Class II..................................................    (4,772,725)       (43,737,628)      (2,210,013)       (20,175,096)
                                                                ----------       ------------       ----------       ------------
Total Repurchases...........................................    (5,695,168)      $(52,256,604)      (3,271,571)      $(29,844,910)
                                                                ==========       ============       ==========       ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $14,537,418 and $9,778,959, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $841,096,730 and $730,748,575, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    The Portfolio may use derivative instruments for a variety of reasons, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Portfolio's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Portfolio.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2007, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2006............................        642
Futures Opened..............................................      6,178
Futures Closed..............................................     (5,701)
                                                                 ------
Outstanding at December 31, 2007............................      1,119
                                                                 ======

B. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Portfolio may purchase put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

C. INVERSE FLOATING RATE INSTRUMENTS An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Portfolio to enhance the yield of the portfolio. The investments are identified on the Portfolio of Investments.

D. INTEREST RATE SWAPS The Portfolio may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Portfolio will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. In addition, all counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Portfolio with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Portfolio has an unrealized loss on a swap contract, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

6. MORTGAGE BACKED SECURITIES

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies -- Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk -- the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

8. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of Operations for a fiscal period.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Government Portfolio

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Life Investment Trust Government Portfolio (one of the Portfolios constituting the Van Kampen Life Investment Trust (the "Portfolio")) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Government Portfolio of the Van Kampen Life Investment Trust at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 15, 2008

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE            PORTFOLIO       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)              Trustee         Trustee     Chairman and Chief             74       Trustee/Director/Managing
Blistex Inc.                                    since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                            Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                         health care products                    Director of the Heartland
                                                            manufacturer.                           Alliance, a nonprofit
                                                                                                    organization serving
                                                                                                    human needs based in
                                                                                                    Chicago. Board member of
                                                                                                    the Illinois
                                                                                                    Manufacturers'
                                                                                                    Association.

Jerry D. Choate (69)            Trustee         Trustee     Prior to January 1999,         74       Trustee/Director/Managing
33971 Selva Road                                since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                                   Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                        Allstate Corporation                    Director of Amgen Inc., a
                                                            ("Allstate") and Allstate               biotechnological company,
                                                            Insurance Company. Prior                and Valero Energy
                                                            to January 1995,                        Corporation, an
                                                            President and Chief                     independent refining
                                                            Executive Officer of                    company.
                                                            Allstate. Prior to August
                                                            1994, various management
                                                            positions at Allstate.

Rod Dammeyer (67)               Trustee         Trustee     President of CAC, L.L.C.,      74       Trustee/Director/Managing
CAC, L.L.C.                                     since 2003  a private company                       General Partner of funds
4350 La Jolla Village Drive                                 offering capital                        in the Fund Complex.
Suite 980                                                   investment and management               Director of Quidel
San Diego, CA 92122-6223                                    advisory services.                      Corporation, Stericycle,
                                                                                                    Inc., Ventana Medical
                                                                                                    Systems, Inc. and Trustee
                                                                                                    of The Scripps Research
                                                                                                    Institute. Prior to April
                                                                                                    2007, Director of GATX
                                                                                                    Corporation. Prior to
                                                                                                    April 2004, Director of
                                                                                                    TheraSense, Inc. Prior to
                                                                                                    January 2004, Director of
                                                                                                    TeleTech Holdings Inc.
                                                                                                    and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee         Trustee     Managing Partner of            74       Trustee/Director/Managing
Heidrick & Struggles                            since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                      international executive                 in the Fund Complex.
Suite 7000                                                  search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                           1997, Partner of Ray &                  of Chicago Hospitals
                                                            Berndtson, Inc., an                     Board, Vice Chair of the
                                                            executive recruiting                    Board of the YMCA of
                                                            firm. Prior to 1995,                    Metropolitan Chicago and
                                                            Executive Vice President                a member of the Women's
                                                            of ABN AMRO, N.A., a bank               Board of the University
                                                            holding company. Prior to               of Chicago.
                                                            1990, Executive Vice
                                                            President of The Exchange
                                                            National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE            PORTFOLIO       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (56)           Trustee         Trustee     Director and President of      74       Trustee/Director/Managing
1744 R Street, NW                               since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                        of the United States, an                in the Fund Complex.
                                                            independent U.S.                        Director of First Solar,
                                                            foundation created to                   Inc.
                                                            deepen understanding,
                                                            promote collaboration and
                                                            stimulate exchanges of
                                                            practical experience
                                                            between Americans and
                                                            Europeans. Formerly,
                                                            advisor to the Dennis
                                                            Trading Group Inc., a
                                                            managed futures and
                                                            option company that
                                                            invests money for
                                                            individuals and
                                                            institutions. Prior to
                                                            1992, President and Chief
                                                            Executive Officer,
                                                            Director and member of
                                                            the Investment Committee
                                                            of the Joyce Foundation,
                                                            a private foundation.

Howard J Kerr (72)              Trustee         Trustee     Prior to 1998, President       74       Trustee/Director/Managing
14 Huron Trace                                  since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                            Officer of Pocklington                  in the Fund Complex.
                                                            Corporation, Inc., an                   Director of the Lake
                                                            investment holding                      Forest Bank & Trust.
                                                            company.                                Director of the Marrow
                                                                                                    Foundation.

Jack E. Nelson (72)             Trustee         Trustee     President of Nelson            74       Trustee/Director/Managing
423 Country Club Drive                          since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                       Services, Inc., a                       in the Fund Complex.
                                                            financial planning
                                                            company and registered
                                                            investment adviser in the
                                                            State of Florida.
                                                            President of Nelson Ivest
                                                            Brokerage Services Inc.,
                                                            a member of the Financial
                                                            Industry Regulatory
                                                            Authority ("FINRA"),
                                                            Securities Investors
                                                            Protection Corp. and the
                                                            Municipal Securities
                                                            Rulemaking Board.
                                                            President of Nelson Sales
                                                            and Services Corporation,
                                                            a marketing and services
                                                            company to support
                                                            affiliated companies.
Hugo F. Sonnenschein (67)       Trustee         Trustee     President Emeritus and         74       Trustee/Director/Managing
1126 E. 59th Street                             since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                           University of Chicago and               in the Fund Complex.
                                                            the Adam Smith                          Trustee of the University
                                                            Distinguished Service                   of Rochester and a member
                                                            Professor in the                        of its investment
                                                            Department of Economics                 committee. Member of the
                                                            at the University of                    National Academy of
                                                            Chicago. Prior to July                  Sciences, the American
                                                            2000, President of the                  Philosophical Society and
                                                            University of Chicago.                  a fellow of the American
                                                                                                    Academy of Arts and
                                                                                                    Sciences.
Suzanne H. Woolsey, Ph.D. (66)  Trustee         Trustee     Chief Communications           74       Trustee/Director/Managing
815 Cumberstone Road                            since 1999  Officer of the National                 General Partner of funds
Harwood, MD 20776                                           Academy of                              in the Fund Complex.
                                                            Sciences/National                       Director of Fluor Corp.,
                                                            Research Council, an                    an engineering,
                                                            independent, federally                  procurement and
                                                            chartered policy                        construction
                                                            institution, from 2001 to               organization, since
                                                            November 2003 and Chief                 January 2004. Director of
                                                            Operating Officer from                  Intelligent Medical
                                                            1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                            1993, Executive Director                based diagnostic tool for
                                                            of the Commission on                    physicians and clinical
                                                            Behavioral and Social                   labs. Director of the
                                                            Sciences and Education at               Institute for Defense
                                                            the National Academy of                 Analyses, a federally
                                                            Sciences/National                       funded research and
                                                            Research Council. From                  development center,
                                                            1980 through 1989,                      Director of the German
                                                            Partner of Coopers &                    Marshall Fund of the
                                                            Lybrand.                                United States, Director
                                                                                                    of the Rocky Mountain
                                                                                                    Institute and Trustee of
                                                                                                    California Institute of
                                                                                                    Technology and the
                                                                                                    Colorado College.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE             PORTFOLIO       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee         Trustee     Partner in the law firm        74       Trustee/Director/Managing
333 West Wacker Drive                           since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                           Meagher & Flom LLP, legal               in the Fund Complex.
                                                            counsel to funds in the                 Director of the Abraham
                                                            Fund Complex.                           Lincoln Presidential
                                                                                                    Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

OFFICERS

                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 PORTFOLIO        SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)          President and     Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue                Principal         since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036              Executive                     since May 2003. Managing Director of Van Kampen Advisors
                                Officer                       Inc. since June 2003. Director of Investor Services since
                                                              September 2002. Director of the Adviser, Van Kampen
                                                              Investments and Van Kampen Exchange Corp. since January
                                                              2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                              & Co. Incorporated. Managing Director and Director of Morgan
                                                              Stanley Investment Management Inc. Chief Administrative
                                                              Officer, Managing Director and Director of Morgan Stanley
                                                              Investment Advisors Inc. and Morgan Stanley Services Company
                                                              Inc. Managing Director and Director of Morgan Stanley
                                                              Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                              Executive Officer and Director of Morgan Stanley Trust.
                                                              Executive Vice President and Principal Executive Officer of
                                                              the Institutional and Retail Morgan Stanley Funds. Director
                                                              of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                              Officer of Morgan Stanley Investment Management Inc. and
                                                              Executive Vice President of funds in the Fund Complex from
                                                              May 2003 to September 2005.

Dennis Shea (54)                Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                            and Van Kampen Advisors Inc. Chief Investment
                                                              Officer--Global Equity of the same entities since February
                                                              2006. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                              Director and Director of Global Equity Research at Morgan
                                                              Stanley from April 2000 to February 2006.

J. David Germany (53)           Vice President    Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                   since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                  and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                           Officer--Global Fixed Income of the same entities since
                                                              December 2005. Managing Director and Director of Morgan
                                                              Stanley Investment Management Ltd. Director of Morgan
                                                              Stanley Investment Management (ACD) Limited since December
                                                              2003. Vice President of Morgan Stanley Institutional and
                                                              Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.


VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO
TRUSTEE AND OFfiCER INFORMATION continued
                                                   TERM OF
                                                  OFFICE AND
                                  POSITION(S)     LENGTH OF
NAME, AGE AND                      HELD WITH         TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                 PORTFOLIO        SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)            Vice President    Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                            Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                              the Adviser. Vice President of the Morgan Stanley
                                                              Institutional and Retail Funds since July 2004 and Vice
                                                              President of funds in the Fund Complex since August 2004.
                                                              Previously, Managing Director and General Counsel of
                                                              Americas, UBS Global Asset Management from July 2000 to July
                                                              2004 and General Counsel of Aeltus Investment Management,
                                                              Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)       Vice President    Officer     Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                and Secretary     since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                            Complex.

John L. Sullivan (52)           Chief Compliance  Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100    Officer           since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                    Director of Van Kampen Investments, the Adviser, Van Kampen
                                                              Advisors Inc. and certain other subsidiaries of Van Kampen
                                                              Investments, Vice President, Chief Financial Officer and
                                                              Treasurer of funds in the Fund Complex and head of Fund
                                                              Accounting for Morgan Stanley Investment Management Inc.
                                                              Prior to December 2002, Executive Director of Van Kampen
                                                              Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)          Chief Financial   Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100    Officer and       since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181      Treasurer                     of funds in the Fund Complex since June 2007. Prior to June
                                                              2007, Senior Vice President of Northern Trust Company,
                                                              Treasurer and Principal Financial Officer for Northern Trust
                                                              U.S. mutual fund complex.

  Van Kampen Life Investment Trust Government Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Government Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                LITANNGOV 2/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-00634P-Y12/07

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Money Market Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2007.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

Throughout most of the fiscal period under review, the majority of home sales and housing-related statistics were consistently lower than expected. New home sales for the month of November reached the lowest level since April 1995. U.S. economic growth, as measured by gross domestic product (GDP), rose 4.9 percent in the third quarter of 2007, well above the 3.8 percent posted during the second quarter. Despite the strong third-quarter GDP growth, the unemployment rate rose slightly for the period under review. High energy costs, volatile financial markets and weak housing conditions all contributed to a decline in consumer confidence during the period.

Financial markets grew increasingly volatile during the reporting period as the fallout from the troubles in the subprime mortgage sector spread across the broader fixed income and lending markets. Citing deteriorating financial market conditions and the negative impact that tighter credit conditions could have in restraining economic growth, the Federal Open Market Committee (the "Fed") reduced its federal funds target rate 50 basis points in September, with additional reductions of 25 basis points in both October and December. At its December 11 meeting, the Fed noted that strains in financial markets increased in recent weeks and that incoming data suggested economic growth was slowing. On December 12, seeking to further improve credit market liquidity, the Fed announced the creation of a Term Auction Facility (TAF) whereby term funds would be auctioned to depository institutions against a wide variety of collateral. TAF auctions are likely to continue for as long as credit market conditions warrant.

PERFORMANCE ANALYSIS
For the seven-day period ended December 31, 2007, the Portfolio's Class I shares provided an annualized yield of 4.37 percent and a current yield of 4.36 percent, while its 30-day moving average annualized yield for December was 4.36 percent. For the one-year period ended December 31, 2007, the Portfolio's Class I shares provided a total return of 4.71 percent.

For the seven-day period ended December 31, 2007, the Portfolio's Class II shares provided an annualized yield of 4.13 percent and a current yield of 4.12 percent, while its 30-day moving average annualized yield for December was 4.11 percent. For the one-year period ended December 31, 2007, the Portfolio's Class II shares provided a total return of 4.45 percent. Past performance is no guarantee of future results.

As of December 31, 2007, the Portfolio had net assets of approximately $57 million and an average portfolio maturity of 46 days.

Our strategy in managing the Portfolio remained consistent with the Portfolio's long-term focus on preservation of capital and liquidity. Over the second half of the year, we sought to extend the Portfolio's weighted average maturity given our expectation that the Fed would continue to reduce its target funds rate in order to improve credit market liquidity and to help insure that housing market deterioration would not spillover into the broader economy. Our purchases in the three-month and longer segment of the money market curve were primarily of the deposit liabilities and senior obligations of strong financial institutions, corporations, and federal agency obligations. We barbelled these longer term trades with purchases of overnight and shorter term investments to help ensure sufficient liquidity. As in the past, we adhered to a conservative approach and avoided the use of derivatives that might fluctuate excessively with changing interest rates.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

------------------------------
      CLASS I   CLASS II
       4.71%     4.45%
------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than figures shown. For the most recent month- end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost.

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance.
The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the portfolio's returns would have been lower.

PORTFOLIO COMPOSITION AS OF 12/31/07
Commercial Paper                                    62.3%
Floating Rate Notes                                 16.0
United States Government Agency Obligations         12.1
Certificates of Deposit                              9.6

Subject to change daily. Provided for informational purposes only. Portfolio composition is as of a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07 - 12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              -------------------------------------------------
                                                                 7/1/07          12/31/07       7/1/07-12/31/07
Class I
  Actual....................................................    $1,000.00        $1,023.31           $3.42
  Hypothetical..............................................     1,000.00         1,021.82            3.41
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00         1,022.04            4.69
  Hypothetical..............................................     1,000.00         1,020.57            4.69
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.67% and 0.92% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

PAR                                                                                    YIELD ON
AMOUNT                                                                     MATURITY    DATE OF      AMORTIZED
(000)      DESCRIPTION                                                       DATE      PURCHASE       COST
--------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER  63.0%
$2,500     AIG Funding, Inc. ..........................................    01/29/08     4.749%     $ 2,490,880
 2,500     Bank of America Corp. ......................................    01/14/08     5.079        2,495,473
   500     Barclays US Funding, LLC....................................    02/21/08     5.042          496,490
 2,000     Barclays US Funding, LLC....................................    02/15/08     5.148        1,987,350
 2,000     CBA (Delaware) Finance, Inc. ...............................    03/12/08     4.961        1,980,672
 1,000     DaimlerChrysler Revolving Auto Conduit LLC..................    02/08/08     5.005          994,785
 1,500     DaimlerChrysler Revolving Auto Conduit LLC..................    01/14/08     5.883        1,496,826
 1,000     Dexia Delaware LLC..........................................    02/19/08     4.914          993,399
 1,500     HSBC Finance Corp. .........................................    02/22/08     4.639        1,490,033
 1,000     HSBC USA, Inc. .............................................    04/14/08     4.758          986,538
 2,800     ING America Insurance Holdings, Inc. .......................    01/14/08     4.949        2,795,056
 1,000     JPMorgan Chase & Co. .......................................    04/01/08     5.067          987,513
 1,000     JPMorgan Chase & Co. .......................................    02/04/08     5.128          995,240
 2,600     Lehman Brothers Holdings, Inc. .............................    01/02/08     4.251        2,599,693
 1,018     Merrill Lynch & Co., Inc. ..................................    01/07/08     5.275        1,017,107
 1,500     Merrill Lynch & Co., Inc. ..................................    01/03/08     5.327        1,499,558
 2,500     Natexis Banques Populaires..................................    02/12/08     5.125        2,485,300
 2,500     New Center Asset Trust......................................    01/22/08     6.145        2,491,090
   400     Rabobank USA Financial Corp. ...............................    01/02/08     3.991          399,956
 2,000     Societe Generale NA, Inc. ..................................    04/21/08     4.912        1,970,215
 1,000     Toyota Motor Credit Corp. ..................................    06/25/08     4.415          978,880
 2,200     UBS Finance (Delaware) LLC..................................    02/20/08     5.176        2,184,508
                                                                                                   -----------

           TOTAL COMMERCIAL PAPER..............................................................     35,816,562
                                                                                                   -----------

           FLOATING RATE NOTES  16.2%
 3,000     Berkshire Hathaway Finance Corp. ...........................    01/11/08     5.298*       3,000,086
 2,600     General Electric Capital Corp. .............................    01/15/08     5.292*       2,600,096
   500     National City Bank..........................................    02/13/08     4.869*         500,014
 2,000     National City Bank..........................................    01/10/08     5.303*       2,000,034
   700     Wal-Mart Stores, Inc. ......................................    06/16/08     4.890*         699,677
   400     World Savings Bank, FSB.....................................    05/08/08     5.242*         399,999
                                                                                                   -----------

           TOTAL FLOATING RATE NOTES...........................................................      9,199,906
                                                                                                   -----------

           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  12.2%
 2,000     Federal Home Loan Bank......................................    03/26/08     4.337        1,979,742
 1,000     Federal Home Loan Bank......................................    11/05/08     4.477        1,000,000
 1,000     Federal Home Loan Bank......................................    02/25/08     5.055          992,468
 3,000     Federal National Mortgage Association.......................    02/06/08     4.793        2,985,900
                                                                                                   -----------

           TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS...................................      6,958,110
                                                                                                   -----------

           CERTIFICATES OF DEPOSIT  9.7%
 1,000     Bank of the West............................................    01/14/08     4.950        1,000,153
 2,500     Union Bank of California, NA................................    03/31/08     4.700        2,500,000
 2,000     Wachovia Bank, NA...........................................    02/04/08     5.310        2,000,000
                                                                                                   -----------

           TOTAL CERTIFICATES OF DEPOSIT.......................................................      5,500,153
                                                                                                   -----------


TOTAL INVESTMENTS  101.1% (A).........................................................................     57,474,731

LIABILITIES IN EXCESS OF OTHER ASSETS  (1.1%).........................................................       (611,685)
                                                                                                          -----------

NET ASSETS  100.0%....................................................................................    $56,863,046
                                                                                                          ===========

Percentages are calculated as a percentage of net assets.

*   Yield in effect as of December 31, 2007.

(a) At December 31, 2007, cost is identical for both book and federal income tax purposes.

 4                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................    $57,474,731
Cash........................................................        204,350
Receivables:
  Interest..................................................        151,405
  Portfolio Shares Sold.....................................        146,006
Other.......................................................        106,029
                                                                -----------
    Total Assets............................................     58,082,521
                                                                -----------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................        973,503
  Investment Advisory Fee...................................         22,188
  Distributor and Affiliates................................         12,097
Trustees' Deferred Compensation and Retirement Plans........        165,596
Accrued Expenses............................................         46,091
                                                                -----------
    Total Liabilities.......................................      1,219,475
                                                                -----------
NET ASSETS..................................................    $56,863,046
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $56,865,916
Accumulated Net Realized Gain...............................          1,732
Accumulated Undistributed Net Investment Income.............         (4,602)
                                                                -----------
NET ASSETS..................................................    $56,863,046
                                                                ===========
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $14,873,194 and
  14,877,228 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========
  Class II Shares (Based on net assets of $41,989,852 and
  41,988,688 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========

See Notes to Financial Statements                                              5

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Interest....................................................    $3,177,919
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       269,979
Distribution (12b-1) and Service Fees.......................       112,865
Trustees' Fees and Related Expenses.........................        27,741
Accounting and Administrative Expenses......................        26,067
Professional Fees...........................................        24,060
Transfer Agent Fees.........................................        16,367
Custody.....................................................        11,738
Reports to Shareholders.....................................        11,540
Other.......................................................        22,191
                                                                ----------
    Total Expenses..........................................       522,548
    Less Credits Earned on Cash Balances....................         2,368
                                                                ----------
    Net Expenses............................................       520,180
                                                                ----------
NET INVESTMENT INCOME.......................................    $2,657,739
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $2,657,739
                                                                ==========

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE              FOR THE
                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 2007    DECEMBER 31, 2006
                                                                --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  2,657,739         $  2,533,527
                                                                  ------------         ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (684,495)            (664,900)
  Class II Shares...........................................        (1,970,284)          (1,866,128)
                                                                  ------------         ------------
Total Distributions.........................................        (2,654,779)          (2,531,028)
                                                                  ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........             2,960                2,499
                                                                  ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        27,694,252           26,038,881
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         2,654,779            2,531,028
Cost of Shares Repurchased..................................       (28,456,782)         (56,076,825)
                                                                  ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........         1,892,249          (27,506,916)
                                                                  ------------         ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................         1,895,209          (27,504,417)
NET ASSETS:
Beginning of the Period.....................................        54,967,837           82,472,254
                                                                  ------------         ------------
End of the Period (Including accumulated undistributed net
  investment income of $(4,602) and $(2,960),
  respectively).............................................      $ 56,863,046         $ 54,967,837
                                                                  ============         ============

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                               YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------
                                                                2007        2006        2005        2004        2003
                                                                -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                -----       -----       -----       -----       -----
  Net Investment Income.....................................     0.05(a)     0.04(a)     0.03        0.01        0.01
Less:
  Distributions from Net Investment Income..................     0.05        0.04        0.03        0.01        0.01
  Distributions from Net Realized Gain......................       --          --          --          --         -0-(b)
                                                                -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..........................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                =====       =====       =====       =====       =====

Total Return*...............................................    4.71%       4.42%       2.68%       0.80%       0.57%
Net Assets at End of the Period (In millions)...............    $14.9       $14.6       $20.7       $24.6       $30.3
Ratio of Expenses to Average Net Assets*....................    0.68%       0.70%       0.62%       0.60%       0.60%
Ratio of Net Investment Income to Average Net Assets*.......    4.62%       4.27%       2.62%       0.76%       0.58%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................      N/A         N/A       0.65%       0.71%       0.69%
   Ratio of Net Investment Income to Average Net Assets.....      N/A         N/A       2.59%       0.65%       0.49%

N/A=Not Applicable

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                               YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 -----------------------------------------------------
                                                                2007        2006        2005        2004        2003
                                                                -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                -----       -----       -----       -----       -----
  Net Investment Income.....................................     0.04(a)     0.04(a)     0.02        0.01         -0-(b)
Less:
  Distributions from Net Investment Income..................     0.04        0.04        0.02        0.01         -0-(b)
  Distributions from Net Realized Gain......................       --          --          --          --         -0-(b)
                                                                -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..........................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                =====       =====       =====       =====       =====

Total Return* (c)...........................................    4.45%       4.16%       2.43%       0.55%       0.32%
Net Assets at End of the Period (In millions)...............    $42.0       $40.3       $61.8       $46.0       $24.4
Ratio of Expenses to Average Net Assets*....................    0.93%       0.95%       0.87%       0.85%       0.85%
Ratio of Net Investment Income to Average Net Assets*.......    4.37%       4.02%       2.45%       0.61%       0.32%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................      N/A         N/A       0.90%       0.96%       0.94%
   Ratio of Net Investment Income to Average Net Assets.....      N/A         N/A       2.42%       0.50%       0.23%

N/A=Not Applicable

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Money Market Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek protection of capital and high current income through investments in money market instruments. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Portfolio utilized capital losses carried forward of $2,870.

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. All dividend and capital gains distributions of the Portfolio are automatically reinvested.

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 were as follows:

                                                                   2007             2006
Distributions paid from:
  Ordinary income...........................................    $2,654,779       $2,531,028
  Long-term capital gain....................................           -0-              -0-
                                                                ----------       ----------
                                                                $2,654,779       $2,531,028
                                                                ==========       ==========

    Permanent differences, primarily due to the portfolio's investment in other RICs, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED      ACCUMULATED
  NET INVESTMENT INCOME     NET REALIZED LOSS   CAPITAL
        $(4,602)                 $4,602          $-0-

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $147,929
Undistributed long-term capital gain........................       1,732

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Portfolio's custody fee was reduced by $2,368 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon the lesser of: (1) its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    or (2) a monthly fee computed based upon an annual rate applied to the average daily net assets of the Portfolio only as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $250 million..........................................       .450%
Next $500 million...........................................       .375%
Next $500 million...........................................       .325%
Next $250 million...........................................       .300%
Next $250 million...........................................       .275%
Next $500 million...........................................       .250%
Next $500 million...........................................       .225%
Next $12.25 billion.........................................       .200%
Next $2.50 billion..........................................       .199%
Next $7.50 billion..........................................       .198%
Next $5.00 billion..........................................       .197%
Over $30.0 billion..........................................       .196%

    The effective management fee based on the average daily net assets of the Portfolio only for the year ended December 31, 2007 was .45%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the excess. For the year ended December 31, 2007, the Adviser did not waive any of its advisory fees.

    For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $1,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $16,700 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $90,043 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                                                         FOR THE                              FOR THE
                                                                        YEAR ENDED                           YEAR ENDED
                                                                    DECEMBER 31, 2007                    DECEMBER 31, 2006
                                                              ------------------------------       ------------------------------
                                                                SHARES             VALUE             SHARES             VALUE
Sales:
  Class I.................................................      6,370,866       $  6,370,866         9,332,290       $  9,332,290
  Class II................................................     21,323,386         21,323,386        16,706,591         16,706,591
                                                              -----------       ------------       -----------       ------------
Total Sales...............................................     27,694,252       $ 27,694,252        26,038,881       $ 26,038,881
                                                              ===========       ============       ===========       ============
Dividend Reinvestment:
  Class I.................................................        684,495       $    684,495           664,901       $    664,901
  Class II................................................      1,970,284          1,970,284         1,866,127          1,866,127
                                                              -----------       ------------       -----------       ------------
Total Dividend Reinvestment...............................      2,654,779       $  2,654,779         2,531,028       $  2,531,028
                                                              ===========       ============       ===========       ============
Repurchases:
  Class I.................................................     (6,811,960)      $ (6,811,960)      (16,079,273)      $(16,079,273)
  Class II................................................    (21,644,822)       (21,644,822)      (39,997,552)       (39,997,552)
                                                              -----------       ------------       -----------       ------------
Total Repurchases.........................................    (28,456,782)      $(28,456,782)      (56,076,825)      $(56,076,825)
                                                              ===========       ============       ===========       ============

4. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

5. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Money Market Portfolio

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Life Investment Trust Money Market Portfolio (one of the Portfolios constituting the Van Kampen Life Investment Trust (the "Portfolio")) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Money Market Portfolio of the Van Kampen Life Investment Trust at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 15, 2008

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INDEPENDENT TRUSTEE              PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE
David C. Arch (62)                Trustee           Trustee       Chairman and Chief               74
Blistex Inc.                                        since 2003    Executive Officer of
1800 Swift Drive                                                  Blistex Inc., a consumer
Oak Brook, IL 60523                                               health care products
                                                                  manufacturer.

Jerry D. Choate (69)              Trustee           Trustee       Prior to January 1999,           74
33971 Selva Road                                    since 1999    Chairman and Chief
Suite 130                                                         Executive Officer of the
Dana Point, CA 92629                                              Allstate Corporation
                                                                  ("Allstate") and Allstate
                                                                  Insurance Company. Prior
                                                                  to January 1995,
                                                                  President and Chief
                                                                  Executive Officer of
                                                                  Allstate. Prior to August
                                                                  1994, various management
                                                                  positions at Allstate.

Rod Dammeyer (67)                 Trustee           Trustee       President of CAC, L.L.C.,        74
CAC, L.L.C.                                         since 2003    a private company
4350 La Jolla Village Drive                                       offering capital
Suite 980                                                         investment and management
San Diego, CA 92122-6223                                          advisory services.

Linda Hutton Heagy+ (59)          Trustee           Trustee       Managing Partner of              74
Heidrick & Struggles                                since 1995    Heidrick & Struggles, an
233 South Wacker Drive                                            international executive
Suite 7000                                                        search firm. Prior to
Chicago, IL 60606                                                 1997, Partner of Ray &
                                                                  Berndtson, Inc., an
                                                                  executive recruiting
                                                                  firm. Prior to 1995,
                                                                  Executive Vice President
                                                                  of ABN AMRO, N.A., a bank
                                                                  holding company. Prior to
                                                                  1990, Executive Vice
                                                                  President of The Exchange
                                                                  National Bank.

R. Craig Kennedy (56)             Trustee           Trustee       Director and President of        74
1744 R Street, NW                                   since 1995    the German Marshall Fund
Washington, DC 20009                                              of the United States, an
                                                                  independent U.S.
                                                                  foundation created to
                                                                  deepen understanding,
                                                                  promote collaboration and
                                                                  stimulate exchanges of
                                                                  practical experience
                                                                  between Americans and
                                                                  Europeans. Formerly,
                                                                  advisor to the Dennis
                                                                  Trading Group Inc., a
                                                                  managed futures and
                                                                  option company that
                                                                  invests money for
                                                                  individuals and
                                                                  institutions. Prior to
                                                                  1992, President and Chief
                                                                  Executive Officer,
                                                                  Director and member of
                                                                  the Investment Committee
                                                                  of the Joyce Foundation,
                                                                  a private foundation.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          HELD BY TRUSTEE
David C. Arch (62)              Trustee/Director/Managing
Blistex Inc.                    General Partner of funds
1800 Swift Drive                in the Fund Complex.
Oak Brook, IL 60523             Director of the Heartland
                                Alliance, a nonprofit
                                organization serving
                                human needs based in
                                Chicago. Board member of
                                the Illinois
                                Manufacturers'
                                Association.

Jerry D. Choate (69)            Trustee/Director/Managing
33971 Selva Road                General Partner of funds
Suite 130                       in the Fund Complex.
Dana Point, CA 92629            Director of Amgen Inc., a
                                biotechnological company,
                                and Valero Energy
                                Corporation, an
                                independent refining
                                company.

Rod Dammeyer (67)               Trustee/Director/Managing
CAC, L.L.C.                     General Partner of funds
4350 La Jolla Village Drive     in the Fund Complex.
Suite 980                       Director of Quidel
San Diego, CA 92122-6223        Corporation, Stericycle,
                                Inc., Ventana Medical
                                Systems, Inc. and Trustee
                                of The Scripps Research
                                Institute. Prior to April
                                2007, Director of GATX
                                Corporation. Prior to
                                April 2004, Director of
                                TheraSense, Inc. Prior to
                                January 2004, Director of
                                TeleTech Holdings Inc.
                                and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee/Director/Managing
Heidrick & Struggles            General Partner of funds
233 South Wacker Drive          in the Fund Complex.
Suite 7000                      Trustee on the University
Chicago, IL 60606               of Chicago Hospitals
                                Board, Vice Chair of the
                                Board of the YMCA of
                                Metropolitan Chicago and
                                a member of the Women's
                                Board of the University
                                of Chicago.

R. Craig Kennedy (56)           Trustee/Director/Managing
1744 R Street, NW               General Partner of funds
Washington, DC 20009            in the Fund Complex.
                                Director of First Solar,
                                Inc.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INDEPENDENT TRUSTEE              PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE

Howard J Kerr (72)                Trustee           Trustee       Prior to 1998, President         74
14 Huron Trace                                      since 2003    and Chief Executive
Galena, IL 61036                                                  Officer of Pocklington
                                                                  Corporation, Inc., an
                                                                  investment holding
                                                                  company.

Jack E. Nelson (72)               Trustee           Trustee       President of Nelson              74
423 Country Club Drive                              since 1995    Investment Planning
Winter Park, FL 32789                                             Services, Inc., a
                                                                  financial planning
                                                                  company and registered
                                                                  investment adviser in the
                                                                  State of Florida.
                                                                  President of Nelson Ivest
                                                                  Brokerage Services Inc.,
                                                                  a member of the Financial
                                                                  Industry Regulatory
                                                                  Authority ("FINRA"),
                                                                  Securities Investors
                                                                  Protection Corp. and the
                                                                  Municipal Securities
                                                                  Rulemaking Board.
                                                                  President of Nelson Sales
                                                                  and Services Corporation,
                                                                  a marketing and services
                                                                  company to support
                                                                  affiliated companies.

Hugo F. Sonnenschein (67)         Trustee           Trustee       President Emeritus and           74
1126 E. 59th Street                                 since 2003    Honorary Trustee of the
Chicago, IL 60637                                                 University of Chicago and
                                                                  the Adam Smith
                                                                  Distinguished Service
                                                                  Professor in the
                                                                  Department of Economics
                                                                  at the University of
                                                                  Chicago. Prior to July
                                                                  2000, President of the
                                                                  University of Chicago.

Suzanne H. Woolsey, Ph.D. (66)    Trustee           Trustee       Chief Communications             74
815 Cumberstone Road                                since 1999    Officer of the National
Harwood, MD 20776                                                 Academy of
                                                                  Sciences/National
                                                                  Research Council, an
                                                                  independent, federally
                                                                  chartered policy
                                                                  institution, from 2001 to
                                                                  November 2003 and Chief
                                                                  Operating Officer from
                                                                  1993 to 2001. Prior to
                                                                  1993, Executive Director
                                                                  of the Commission on
                                                                  Behavioral and Social
                                                                  Sciences and Education at
                                                                  the National Academy of
                                                                  Sciences/National
                                                                  Research Council. From
                                                                  1980 through 1989,
                                                                  Partner of Coopers &
                                                                  Lybrand.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          HELD BY TRUSTEE

Howard J Kerr (72)              Trustee/Director/Managing
14 Huron Trace                  General Partner of funds
Galena, IL 61036                in the Fund Complex.
                                Director of the Lake
                                Forest Bank & Trust.
                                Director of the Marrow
                                Foundation.

Jack E. Nelson (72)             Trustee/Director/Managing
423 Country Club Drive          General Partner of funds
Winter Park, FL 32789           in the Fund Complex.

Hugo F. Sonnenschein (67)       Trustee/Director/Managing
1126 E. 59th Street             General Partner of funds
Chicago, IL 60637               in the Fund Complex.
                                Trustee of the University
                                of Rochester and a member
                                of its investment
                                committee. Member of the
                                National Academy of
                                Sciences, the American
                                Philosophical Society and
                                a fellow of the American
                                Academy of Arts and
                                Sciences.

Suzanne H. Woolsey, Ph.D. (66)  Trustee/Director/Managing
815 Cumberstone Road            General Partner of funds
Harwood, MD 20776               in the Fund Complex.
                                Director of Fluor Corp.,
                                an engineering,
                                procurement and
                                construction
                                organization, since
                                January 2004. Director of
                                Intelligent Medical
                                Devices, Inc., a symptom
                                based diagnostic tool for
                                physicians and clinical
                                labs. Director of the
                                Institute for Defense
                                Analyses, a federally
                                funded research and
                                development center,
                                Director of the German
                                Marshall Fund of the
                                United States, Director
                                of the Rocky Mountain
                                Institute and Trustee of
                                California Institute of
                                Technology and the
                                Colorado College.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INTERESTED TRUSTEE               PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE
Wayne W. Whalen* (68)             Trustee           Trustee       Partner in the law firm          74
333 West Wacker Drive                               since 1995    of Skadden, Arps, Slate,
Chicago, IL 60606                                                 Meagher & Flom LLP, legal
                                                                  counsel to funds in the
                                                                  Fund Complex.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee/Director/Managing
333 West Wacker Drive           General Partner of funds
Chicago, IL 60606               in the Fund Complex.
                                Director of the Abraham
                                Lincoln Presidential
                                Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

OFFICERS

                                                       TERM OF
                                                      OFFICE AND
                                    POSITION(S)       LENGTH OF
NAME, AGE AND                        HELD WITH           TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   PORTFOLIO          SERVED      DURING PAST 5 YEARS
Ronald E. Robison (69)            President and       Officer       President of funds in the Fund Complex since September 2005
522 Fifth Avenue                  Principal           since 2003    and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036                Executive                         since May 2003. Managing Director of Van Kampen Advisors
                                  Officer                           Inc. since June 2003. Director of Investor Services since
                                                                    September 2002. Director of the Adviser, Van Kampen
                                                                    Investments and Van Kampen Exchange Corp. since January
                                                                    2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                    & Co. Incorporated. Managing Director and Director of Morgan
                                                                    Stanley Investment Management Inc. Chief Administrative
                                                                    Officer, Managing Director and Director of Morgan Stanley
                                                                    Investment Advisors Inc. and Morgan Stanley Services Company
                                                                    Inc. Managing Director and Director of Morgan Stanley
                                                                    Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                    Executive Officer and Director of Morgan Stanley Trust.
                                                                    Executive Vice President and Principal Executive Officer of
                                                                    the Institutional and Retail Morgan Stanley Funds. Director
                                                                    of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                    Officer of Morgan Stanley Investment Management Inc. and
                                                                    Executive Vice President of funds in the Fund Complex from
                                                                    May 2003 to September 2005.

Dennis Shea (54)                  Vice President      Officer       Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                      since 2006    Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                  and Van Kampen Advisors Inc. Chief Investment
                                                                    Officer--Global Equity of the same entities since February
                                                                    2006. Vice President of Morgan Stanley Institutional and
                                                                    Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                                    Director and Director of Global Equity Research at Morgan
                                                                    Stanley from April 2000 to February 2006.

J. David Germany (53)             Vice President      Officer       Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                       since 2006    Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                        and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                                 Officer--Global Fixed Income of the same entities since
                                                                    December 2005. Managing Director and Director of Morgan
                                                                    Stanley Investment Management Ltd. Director of Morgan
                                                                    Stanley Investment Management (ACD) Limited since December
                                                                    2003. Vice President of Morgan Stanley Institutional and
                                                                    Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

Amy R. Doberman (45)              Vice President      Officer       Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                      since 2004    Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                  Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                    the Adviser. Vice President of the Morgan Stanley
                                                                    Institutional and Retail Funds since July 2004 and Vice
                                                                    President of funds in the Fund Complex since August 2004.
                                                                    Previously, Managing Director and General Counsel of
                                                                    Americas, UBS Global Asset Management from July 2000 to July
                                                                    2004 and General Counsel of Aeltus Investment Management,
                                                                    Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)         Vice President      Officer       Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                  and Secretary       since 2003    Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                  Complex.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                       TERM OF
                                                      OFFICE AND
                                    POSITION(S)       LENGTH OF
NAME, AGE AND                        HELD WITH           TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   PORTFOLIO          SERVED      DURING PAST 5 YEARS

John L. Sullivan (52)             Chief Compliance    Officer       Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100      Officer             since 1996    August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                          Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                    Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                    Investments, Vice President, Chief Financial Officer and
                                                                    Treasurer of funds in the Fund Complex and head of Fund
                                                                    Accounting for Morgan Stanley Investment Management Inc.
                                                                    Prior to December 2002, Executive Director of Van Kampen
                                                                    Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)            Chief Financial     Officer       Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100      Officer and         since 2007    Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181        Treasurer                         of funds in the Fund Complex since June 2007. Prior to June
                                                                    2007, Senior Vice President of Northern Trust Company,
                                                                    Treasurer and Principal Financial Officer for Northern Trust
                                                                    U.S. mutual fund complex.

  Van Kampen Life Investment Trust Money Market Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Money Market Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                 LITANNMM 2/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-00532P-Y12/07

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Aggressive Growth Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/07

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell Midcap(R) Growth Index from 9/30/00 through 12/31/07.
(LINE GRAPH)

                                                              VAN KAMPEN LIT AGGRESSIVE GROWTH
                                                                       PORTFOLIO FUND             RUSSELL MIDCAP(R) GROWTH INDEX
                                                              --------------------------------    ------------------------------
9/00                                                                       10000                              10000
                                                                            8719                               9316
                                                                            6793                               7291
12/00                                                                       7643                               7675
                                                                            7213                               8114
                                                                            6250                               6710
                                                                            5513                               5750
                                                                            5899                               6708
                                                                            5722                               6677
                                                                            5502                               6680
                                                                            5221                               6230
                                                                            4824                               5778
                                                                            4156                               4823
                                                                            4333                               5330
                                                                            4605                               5904
12/01                                                                       4719                               6129
                                                                            4531                               5930
                                                                            4333                               5593
                                                                            4479                               6020
                                                                            4375                               5702
                                                                            4260                               5531
                                                                            3895                               4921
                                                                            3508                               4443
                                                                            3466                               4427
                                                                            3289                               4076
                                                                            3372                               4391
                                                                            3393                               4735
12/02                                                                       3185                               4449
                                                                            3153                               4405
                                                                            3122                               4367
                                                                            3195                               4448
                                                                            3414                               4751
                                                                            3769                               5208
                                                                            3790                               5283
                                                                            3926                               5471
                                                                            4124                               5773
                                                                            3999                               5661
                                                                            4333                               6117
                                                                            4417                               6281
12/03                                                                       4417                               6349
                                                                            4521                               6559
                                                                            4605                               6669
                                                                            4657                               6656
                                                                            4511                               6468
                                                                            4636                               6621
                                                                            4782                               6726
                                                                            4469                               6281
                                                                            4344                               6203
                                                                            4563                               6435
                                                                            4657                               6653
                                                                            4897                               6997
12/04                                                                       5074                               7332
                                                                            4907                               7136
                                                                            5064                               7316
                                                                            4980                               7210
                                                                            4730                               6924
                                                                            5054                               7321
                                                                            5127                               7457
                                                                            5461                               7892
                                                                            5429                               7844
                                                                            5502                               7945
                                                                            5304                               7712
                                                                            5596                               8130
12/05                                                                       5638                               8219
                                                                            6045                               8711
                                                                            5962                               8604
                                                                            6164                               8845
                                                                            6221                               8882
                                                                            5724                               8464
                                                                            5780                               8429
                                                                            5475                               8127
                                                                            5430                               8315
                                                                            5566                               8504
                                                                            5837                               8831
                                                                            5984                               9177
12/06                                                                       5916                               9095
                                                                            6051                               9426
                                                                            6074                               9406
                                                                            6130                               9455
                                                                            6349                               9870
                                                                            6653                              10270
                                                                            6641                              10092
                                                                            6580                               9866
                                                                            6592                               9920
                                                                            7018                              10309
                                                                            7395                              10572
                                                                            7030                              10107
12/07                                                                       6957                              10134

 -------------------------------------------------------------------
 AVERAGE ANNUAL                                  CLASS II
 TOTAL RETURNS                                since 09/25/00

 Since Inception                                  -5.19%

 5-year                                           16.92

 1-year                                           17.60
 -------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND PORTFOLIO AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains.

Russell Midcap Growth Index is generally representative of mid-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

MARKET CONDITIONS

The broad equity market made a modest gain for the 12-month period ended December 31, 2007, despite experiencing a decline in the second half of the year as investors succumbed to the ongoing pressures caused by the deterioration of the housing and mortgage markets. In the first half of the reporting period, a generally favorable economic environment of controlled inflation, solid consumer spending and the continued healthy pace of merger and acquisition and private equity activities bolstered stock prices. Investors were cautiously optimistic that contagion from the subprime mortgage market (i.e., loans given to less creditworthy customers) would be contained to a relatively small portion of the overall economy. By the third quarter, however, the subprime mortgage market suffered a complete collapse under the weight of rising loan defaults and home foreclosures, which in turn led to the demise of several hedge funds invested in mortgage-backed securities and the bankruptcies of a number mortgage lenders. Credit significantly tightened during this period and liquidity decreased, and consumer spending declined amid ever-higher oil and gasoline prices. In response to this rising volatility, the Federal Open Market Committee (the "Fed") began a series of cuts to the target federal funds rate and the discount rate (the rate at which member banks borrow from the central bank). Although each announced rate reduction temporarily boosted investor sentiment, the broad market declined in the fourth quarter, reflecting investors' concerns about the health of the financial markets in 2008.

In this environment, investors generally favored growth stocks in their belief that these securities to have greater potential for above-average growth in a slower paced economic environment. Investors also preferred mid and large capitalization securities, due to larger companies' perceived earnings stability and their ability to tap into international markets for growth. As a result, mid-cap growth stocks, as represented by the Russell Midcap Growth Index, outperformed the broad market during the period under review.
PERFORMANCE ANALYSIS
Van Kampen LIT Aggressive Growth Portfolio outperformed the Russell Midcap Growth Index for the 12 months ended December 31, 2007, assuming no deduction of applicable sales charges.

The top contributing sectors to the Portfolio relative to the Russell Midcap Growth Index were technology, producer durables and financial services. Stock selection in the technology sector contributed most significantly to the Portfolio's performance for the period, and investments within computer services software, semiconductors and electronics were particularly beneficial. In the producer durables sector, an overweight allocation together with selection in instrument gauges firms and a single holding in the industrial products segment added significantly to relative returns. An underweight in the financial services sector also helped performance, as did selection in securities brokerage and services firms, diversified financials services companies, and a lack of exposure to real estate investment trusts (REITs).

The sector that most notably weakened the Portfolio's performance versus the Russell Midcap Growth Index during this period was the multi-industry sector (which includes conglomerates). Here, stock selection and a modest underweight allocation considerably diminished relative returns. To a lesser extent, an overweight position in the consumer discretionary sector and a modest underweight allocation in the other energy sector also detracted from performance.

At the end of the period, consumer discretionary represented the largest sector weight in the Portfolio, followed by the financial services and technology sectors. All three sectors were weighted in-line with the Russell Midcap Growth Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Portfolio in the future.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2007

--------------------------------------
                     RUSSELL
                    MIDCAP(R)
      CLASS II    GROWTH INDEX
       17.60%        11.43%
--------------------------------------

The Portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.

The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the portfolio's returns would have been lower.

TOP 10 HOLDINGS AS OF 12/31/07
Ultra Petroleum Corp.                               5.2%
Wynn Resorts, Ltd.                                  3.3
Baidu.com, Inc.                                     3.2
Southwestern Energy Co.                             3.0
Aeroplan Income Fund                                3.0
Abercrombie & Fitch Co., Class A                    2.7
Martin Marietta Materials, Inc.                     2.5
Tencent Holdings Ltd.                               2.4
C.H Robinson Worldwide, Inc.                        2.4
Starbucks Corp.                                     2.3

SUMMARY OF INVESTMENTS BY INDUSTRY
CLASSIFICATION
AS OF 12/31/07
Oil & Gas Exploration & Production                  8.2%
Internet Software & Services                        8.2
Advertising                                         5.5
Air Freight & Logistics                             4.3
Biotechnology                                       4.0
Restaurants                                         3.9
Hotels, Resorts & Cruise Lines                      3.7
Data Processing & Outsourced Services               3.7
Construction Materials                              3.5
Casinos & Gaming                                    3.3
Diversified Commercial & Professional Services      3.3
Apparel, Accessories & Luxury Goods                 3.0
Broadcasting & Cable TV                             3.0
Wireless Telecommunication Services                 2.9
Apparel Retail                                      2.7
Application Software                                2.5
Real Estate Management & Development                2.4
Specialized Finance                                 2.3
Distributors                                        2.2
Environmental & Facilities Services                 2.2
Specialty Chemicals                                 2.0
Multi-Sector Holdings                               1.7
Health Care Equipment                               1.7
Internet Retail                                     1.5
Gas Utilities                                       1.4
Human Resource & Employment Services                1.4
Education Services                                  1.3
Property & Casualty Insurance                       1.2
Airport Services                                    1.2
Asset Management & Custody Banks                    1.0
Home Furnishings                                    0.9
Publishing                                          0.9
Airlines                                            0.9
Homebuilding                                        0.8
Construction & Engineering                          0.7
                                                  -----
Total Long-Term Investments                        93.4
Repurchase Agreements                               7.4
                                                  -----
Total Investments                                 100.8
Foreign Currency                                    0.0*
Liabilities in Excess of Other Assets              (0.8)
                                                  -----
Net Assets                                        100.0%

*   Amount is less than 0.1%

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov. You may obtain information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/07-12/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) and redemption fees, or exchanges.

                                                                  BEGINNING            ENDING            EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD*
                                                                -------------------------------------------------------
                                                                   7/1/07             12/31/07          7/1/07-12/31/07
Class II
  Actual....................................................       $1,000             $1,047.62              $6.50
  Hypothetical..............................................        1,000              1,018.81               6.41
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 1.26% for Class II Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  93.4%
ADVERTISING  5.5%
Aeroplan Income Fund (Canada)........    53,538     $ 1,285,628
Focus Media Holding, Ltd.--ADR
  (Cayman Islands) (a)...............     9,035         513,278
Lamar Advertising, Class A...........    12,035         578,523
                                                    -----------
                                                      2,377,429
                                                    -----------
AIR FREIGHT & LOGISTICS  4.3%
C.H. Robinson Worldwide, Inc. .......    19,394       1,049,603
Expeditors International of
  Washington, Inc. ..................    17,929         801,068
                                                    -----------
                                                      1,850,671
                                                    -----------
AIRLINES  0.9%
UAL Corp. (a)........................    10,421         371,613
                                                    -----------

AIRPORT SERVICES  1.2%
Grupo Aeroportuario del Pacifico, SA
  de CV--ADR (Mexico)................    11,198         499,767
                                                    -----------

APPAREL, ACCESSORIES & LUXURY GOODS  3.0%
Coach, Inc. (a)......................    21,512         657,837
Lululemon Athletica, Inc. (a)........    13,648         646,506
                                                    -----------
                                                      1,304,343
                                                    -----------
APPAREL RETAIL  2.7%
Abercrombie & Fitch Co., Class A.....    14,816       1,184,836
                                                    -----------

APPLICATION SOFTWARE  2.5%
Autodesk, Inc. (a)...................     7,875         391,860
Salesforce.com, Inc. (a).............    11,213         702,943
                                                    -----------
                                                      1,094,803
                                                    -----------
ASSET MANAGEMENT & CUSTODY BANKS  1.0%
GLG Partners, Inc. (a)...............    30,596         416,106
                                                    -----------

BIOTECHNOLOGY  4.0%
Illumina, Inc. (a)...................    15,590         923,863
Techne Corp. (a).....................    12,538         828,135
                                                    -----------
                                                      1,751,998
                                                    -----------
BROADCASTING & CABLE TV  3.0%
Discovery Holding Co., Ser A (a).....    26,327         661,861
Grupo Televisa, SA--ADR (Mexico).....    25,968         617,259
                                                    -----------
                                                      1,279,120
                                                    -----------
CASINOS & GAMING  3.3%
Wynn Resorts, Ltd. ..................    12,933       1,450,177
                                                    -----------
CONSTRUCTION & ENGINEERING  0.7%
Aecom Technology Corp. (a)...........    11,087         316,756
                                                    -----------

CONSTRUCTION MATERIALS  3.5%
Martin Marietta Materials, Inc. .....     8,154       1,081,220
Texas Industries, Inc. ..............     5,898         413,450
                                                    -----------
                                                      1,494,670
                                                    -----------
DATA PROCESSING & OUTSOURCED SERVICES  3.7%
Iron Mountain, Inc. (a)..............    18,292         677,170
MasterCard, Inc., Class A............     4,303         926,005
                                                    -----------
                                                      1,603,175
                                                    -----------
DISTRIBUTORS  2.2%
Li & Fung, Ltd. (Bermuda)............   242,000         965,514
                                                    -----------

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES  3.3%
ChoicePoint, Inc. (a)................    14,652     $   533,626
Corporate Executive Board Co. .......     5,998         360,480
IHS, Inc., Class A (a)...............     9,171         555,395
                                                    -----------
                                                      1,449,501
                                                    -----------
EDUCATION SERVICES  1.3%
Apollo Group, Inc., Class A (a)......     8,170         573,125
                                                    -----------

ENVIRONMENTAL & FACILITIES SERVICES  2.2%
Stericycle, Inc. (a).................    15,871         942,737
                                                    -----------

GAS UTILITIES  1.4%
Questar Corp. .......................    11,392         616,307
                                                    -----------

HEALTH CARE EQUIPMENT  1.7%
Gen-Probe, Inc. (a)..................    11,404         717,654
                                                    -----------

HOME FURNISHINGS  0.9%
Mohawk Industries, Inc. (a)..........     5,225         388,740
                                                    -----------

HOMEBUILDING  0.8%
NVR, Inc. (a)........................       636         333,264
                                                    -----------

HOTELS, RESORTS & CRUISE LINES  3.7%
Choice Hotels International, Inc. ...    11,246         373,367
Ctrip.com International, Ltd.--ADR
  (Cayman Islands)...................    11,396         654,928
Marriott International, Inc., Class
  A..................................    17,063         583,214
                                                    -----------
                                                      1,611,509
                                                    -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES  1.4%
Monster Worldwide, Inc. (a)..........    18,838         610,351
                                                    -----------

INTERNET RETAIL  1.5%
Priceline.com, Inc. (a)..............     5,751         660,560
                                                    -----------

INTERNET SOFTWARE & SERVICES  8.2%
Alibaba.com, Ltd. (Cayman Islands)
  (a)................................    86,100         310,836
Baidu.com, Inc.--ADR (Cayman Islands)
  (a)................................     3,501       1,366,756
Equinix, Inc. (a)....................     7,985         807,044
Tencent Holdings, Ltd.
  (Cayman Islands)...................   139,000       1,051,925
                                                    -----------
                                                      3,536,561
                                                    -----------
MULTI-SECTOR HOLDINGS  1.7%
Leucadia National Corp. .............    15,810         744,651
                                                    -----------

OIL & GAS EXPLORATION & PRODUCTION  8.2%
Southwestern Energy Co. (a)..........    23,120       1,288,246
Ultra Petroleum Corp. (a)............    31,596       2,259,114
                                                    -----------
                                                      3,547,360
                                                    -----------
PROPERTY & CASUALTY INSURANCE  1.2%
Alleghany Corp. (a)..................     1,257         505,314
                                                    -----------

PUBLISHING  0.9%
Morningstar, Inc. (a)................     4,855         377,476
                                                    -----------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2007 continued

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  2.4%
Brookfield Asset Management, Inc.,
  Class A (Canada)...................    15,847     $   565,262
Forest City Enterprises, Inc., Class
  A..................................    10,799         479,908
                                                    -----------
                                                      1,045,170
                                                    -----------
RESTAURANTS  3.9%
Chipotle Mexican Grill, Inc., Class B
  (a)................................     5,587         687,481
Starbucks Corp. (a)..................    49,658       1,016,499
                                                    -----------
                                                      1,703,980
                                                    -----------
SPECIALIZED FINANCE  2.3%
IntercontinentalExchange, Inc. (a)...     5,151         991,568
                                                    -----------
SPECIALTY CHEMICALS  2.0%
Nalco Holding Co. ...................    35,973         869,827
                                                    -----------
WIRELESS TELECOMMUNICATION SERVICES  2.9%
Crown Castle International Corp.
  (a)................................    14,107         586,851
NII Holdings, Inc., Class B (a)......    13,868         670,102
                                                    -----------
                                                      1,256,953
                                                    -----------

TOTAL LONG-TERM INVESTMENTS  93.4%
  (Cost $39,738,926)............................     40,443,586
                                                    -----------

DESCRIPTION                                            VALUE
---------------------------------------------------------------
---------------------------------------------------------------
REPURCHASE AGREEMENTS  7.4%
Banc of America Securities ($898,474 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.50%, dated 12/31/07, to be sold on 01/02/08
  at $898,699)..................................    $   898,474
Citigroup Global Markets, Inc. ($798,644 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  4.10%, dated 12/31/07, to be sold on 01/02/08
  at $798,826)..................................        798,644
State Street Bank & Trust Co. ($1,492,882 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  3.90%, dated 12/31/07, to be sold on 01/02/08
  at $1,493,205)................................      1,492,882
                                                    -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $3,190,000).............................      3,190,000
                                                    -----------

TOTAL INVESTMENTS  100.8%
  (Cost $42,928,926)............................     43,633,586
FOREIGN CURRENCY  0.0%
  (Cost $14,321)................................         14,418
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.8%)...       (331,842)
                                                    -----------

NET ASSETS  100.0%..............................    $43,316,162
                                                    ===========

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $2,017,439 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Portfolio's Trustees.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2007

ASSETS:
Total Investments (Cost $42,928,926)........................    $43,633,586
Foreign Currency (Cost $14,321).............................         14,418
Cash........................................................            521
Receivables:
  Dividends.................................................         10,468
  Portfolio Shares Sold.....................................          1,634
  Interest..................................................            365
Other.......................................................         53,571
                                                                -----------
    Total Assets............................................     43,714,563
                                                                -----------
LIABILITIES:
Payables:
  Investments Purchased.....................................        133,534
  Portfolio Shares Repurchased..............................         68,154
  Investment Advisory Fee...................................         24,412
  Distributor and Affiliates................................         17,920
Trustees' Deferred Compensation and Retirement Plans........        104,006
Accrued Expenses............................................         50,375
                                                                -----------
    Total Liabilities.......................................        398,401
                                                                -----------
NET ASSETS..................................................    $43,316,162
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $31,091,844
Net Unrealized Appreciation.................................        704,736
Accumulated Undistributed Net Investment Loss...............        (92,985)
Accumulated Net Realized Gain...............................     11,612,567
                                                                -----------
NET ASSETS..................................................    $43,316,162
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $43,316,162 and 7,577,330 shares
  of beneficial interest issued and outstanding)............    $      5.72
                                                                ===========

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $3,213)......    $   294,168
Interest....................................................         97,270
                                                                -----------
    Total Income............................................        391,438
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        330,972
Distribution (12b-1) and Service Fees.......................        110,324
Professional Fees...........................................         46,376
Custody.....................................................         28,263
Reports to Shareholders.....................................         27,901
Accounting and Administrative Expenses......................         21,046
Trustees' Fees and Related Expenses.........................         18,709
Transfer Agent Fees.........................................         16,140
Other.......................................................         15,585
                                                                -----------
    Total Expenses..........................................        615,316
    Investment Advisory Fee Reduction.......................         59,013
    Less Credits Earned on Cash Balances....................            270
                                                                -----------
    Net Expenses............................................        556,033
                                                                -----------
NET INVESTMENT LOSS.........................................    $  (164,595)
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $12,577,118
  Foreign Currency Transactions.............................         (8,730)
                                                                -----------
Net Realized Gain...........................................     12,568,388
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      6,019,118
                                                                -----------
  End of the Period:
    Investments.............................................        704,660
    Foreign Currency Translation............................             76
                                                                -----------
                                                                    704,736
                                                                -----------
Net Unrealized Depreciation During the Period...............     (5,314,382)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $ 7,254,006
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 7,089,411
                                                                ===========

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2007       DECEMBER 31, 2006
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................      $   (164,595)           $   (271,592)
Net Realized Gain...........................................        12,568,388               3,733,083
Net Unrealized Depreciation During the Period...............        (5,314,382)             (1,403,699)
                                                                  ------------            ------------
Change in Net Assets from Operations........................         7,089,411               2,057,792

Distributions from Net Realized Gain........................        (3,009,212)             (3,546,999)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         4,080,199              (1,489,207)
                                                                  ------------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................         4,545,929               7,493,265
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         3,009,212               3,546,999
Cost of Shares Repurchased..................................       (10,866,145)            (11,123,739)
                                                                  ------------            ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        (3,311,004)                (83,475)
                                                                  ------------            ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................           769,195              (1,572,682)
NET ASSETS:
Beginning of the Period.....................................        42,546,967              44,119,649
                                                                  ------------            ------------
End of the Period (Including accumulated undistributed net
  investment loss of $92,985 and $76,307, respectively).....      $ 43,316,162            $ 42,546,967
                                                                  ============            ============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 ----------------------------------------------------------
                                                                 2007         2006         2005         2004         2003
                                                                ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $ 5.24       $ 5.40       $ 4.86       $ 4.23       $ 3.05
                                                                ------       ------       ------       ------       ------
  Net Investment Loss (a)...................................     (0.02)       (0.03)       (0.03)       (0.03)       (0.03)
  Net Realized and Unrealized Gain..........................      0.88         0.31         0.57         0.66         1.21
                                                                ------       ------       ------       ------       ------
Total from Investment Operations............................      0.86         0.28         0.54         0.63         1.18
Less Distributions from Net Realized Gain...................      0.38         0.44          -0-          -0-          -0-
                                                                ------       ------       ------       ------       ------
NET ASSET VALUE, END OF THE PERIOD..........................    $ 5.72       $ 5.24       $ 5.40       $ 4.86       $ 4.23
                                                                ======       ======       ======       ======       ======

Total Return* (b)...........................................    17.60%        4.92%       11.11%       14.89%       38.69%
Net Assets at End of the Period (In millions)...............    $ 43.3       $ 42.5       $ 44.1       $ 38.8       $  7.9
Ratio of Expenses to Average Net Assets*....................     1.26%        1.26%        1.26%        1.25%        1.26%
Ratio of Net Investment Loss to Average Net Assets*.........    (0.37%)      (0.61%)      (0.59%)      (0.65%)      (0.79%)
Portfolio Turnover..........................................      201%         154%         157%         152%         182%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     1.39%        1.45%        1.55%        1.63%        4.31%
   Ratio of Net Investment Loss to Average Net Assets.......    (0.51%)      (0.80%)      (0.88%)      (1.03%)      (3.84%)

(a) Based on average shares outstanding.

(b) These returns include combined 12b-1 fees and service fees of up to .25%.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Aggressive Growth Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth. The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in common stocks and other equity securities of small- and medium-sized growth companies. The Portfolio commenced investment operations on September 25, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Portfolio adopted the provisions of the Financial Accounting Standards Board's (FASB Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of December 31, 2007, this did not result in an impact to the Portfolio's financial statements.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Portfolio utilized capital losses carried forward of $410,704. At December 31, 2007, the Portfolio had an accumulated capital loss carryforward for tax purposes of $351,609 which will expire on December 31, 2010.

    At December 31, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $42,979,084
                                                                ===========
Gross tax unrealized appreciation...........................    $ 3,290,129
Gross tax unrealized depreciation...........................     (2,635,627)
                                                                -----------
Net tax unrealized appreciation on investments..............    $   654,502
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    The tax character of distributions paid during the years ended December 31, 2007 and 2006 was as follows:

                                                                   2007             2006
Distributions paid from:
  Ordinary Income...........................................    $      -0-       $   81,827
  Long-term capital gain....................................     3,009,212        3,465,172
                                                                ----------       ----------
                                                                $3,009,212       $3,546,999
                                                                ==========       ==========

    Permanent differences, due to net operating loss resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2007:

ACCUMULATED UNDISTRIBUTED   ACCUMULATED NET
   NET INVESTMENT LOSS       REALIZED GAIN    CAPITAL
        $147,917              $(147,917)       $-0-

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $4,815,869
Undistributed long-term capital gain........................     7,235,392

    Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions and post-October losses of $36,927.

F. EXPENSE REDUCTIONS During the year ended December 31, 2007, the Portfolio's custody fee was reduced by $270 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION Assets and liabilities denominated in foreign currencies and commitments under forward currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Realized gain and loss on foreign currency transactions on the Statement of Operations includes the net realized amount from the sale of foreign currency, the amount realized between trade date and settlement date on securities transactions and the foreign currency portion of gain and losses on the sale of securities. Income and expense are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .75%
Next $500 million...........................................       .70%
Over $1 billion.............................................       .65%

    For the year ended December 31, 2007, the Adviser waived approximately $59,000 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.26% of Class II average daily net assets. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $31,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2007, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2007 continued

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, invested in the common shares of those funds selected by the trustees. Investments in such funds of $42,945 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2007, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $5,879.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2007 and 2006, transactions were as follows:

                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 2007    DECEMBER 31, 2006
Beginning Shares............................................        8,114,001            8,176,689
Shares Sold.................................................          828,876            1,403,601
Shares Issued Through Dividend Reinvestment.................          615,380              660,521
Shares Repurchased..........................................       (1,980,927)          (2,126,810)
                                                                   ----------           ----------
Ending Shares...............................................        7,577,330            8,114,001
                                                                   ==========           ==========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $84,794,108 and $92,424,556, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio 's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As of December 31, 2007, the Adviser does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Aggressive Growth Portfolio

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen Life Investment Trust Aggressive Growth Portfolio (one of the Portfolios constituting the Van Kampen Life Investment Trust (the "Portfolio")) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Aggressive Growth Portfolio of the Van Kampen Life Investment Trust at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

                                                               Chicago, Illinois
                                                               February 15, 2008

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer
DENNIS SHEA
Vice President
J. DAVID GERMANY
Vice President
AMY R. DOBERMAN
Vice President
STEFANIE V. CHANG
Vice President and Secretary
JOHN L. SULLIVAN
Chief Compliance Officer
STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN
STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2007. The Portfolio designated and paid $3,009,212 as a long-term capital gain distribution. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INDEPENDENT TRUSTEE              PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE
David C. Arch (62)                Trustee           Trustee       Chairman and Chief               74
Blistex Inc.                                        since 2003    Executive Officer of
1800 Swift Drive                                                  Blistex Inc., a consumer
Oak Brook, IL 60523                                               health care products
                                                                  manufacturer.

Jerry D. Choate (69)              Trustee           Trustee       Prior to January 1999,           74
33971 Selva Road                                    since 2000    Chairman and Chief
Suite 130                                                         Executive Officer of the
Dana Point, CA 92629                                              Allstate Corporation
                                                                  ("Allstate") and Allstate
                                                                  Insurance Company. Prior
                                                                  to January 1995,
                                                                  President and Chief
                                                                  Executive Officer of
                                                                  Allstate. Prior to August
                                                                  1994, various management
                                                                  positions at Allstate.

Rod Dammeyer (67)                 Trustee           Trustee       President of CAC, L.L.C.,        74
CAC, L.L.C.                                         since 2003    a private company
4350 La Jolla Village Drive                                       offering capital
Suite 980                                                         investment and management
San Diego, CA 92122-6223                                          advisory services.

Linda Hutton Heagy+ (59)          Trustee           Trustee       Managing Partner of              74
Heidrick & Struggles                                since 2000    Heidrick & Struggles, an
233 South Wacker Drive                                            international executive
Suite 7000                                                        search firm. Prior to
Chicago, IL 60606                                                 1997, Partner of Ray &
                                                                  Berndtson, Inc., an
                                                                  executive recruiting
                                                                  firm. Prior to 1995,
                                                                  Executive Vice President
                                                                  of ABN AMRO, N.A., a bank
                                                                  holding company. Prior to
                                                                  1990, Executive Vice
                                                                  President of The Exchange
                                                                  National Bank.

R. Craig Kennedy (56)             Trustee           Trustee       Director and President of        74
1744 R Street, NW                                   since 2000    the German Marshall Fund
Washington, DC 20009                                              of the United States, an
                                                                  independent U.S.
                                                                  foundation created to
                                                                  deepen understanding,
                                                                  promote collaboration and
                                                                  stimulate exchanges of
                                                                  practical experience
                                                                  between Americans and
                                                                  Europeans. Formerly,
                                                                  advisor to the Dennis
                                                                  Trading Group Inc., a
                                                                  managed futures and
                                                                  option company that
                                                                  invests money for
                                                                  individuals and
                                                                  institutions. Prior to
                                                                  1992, President and Chief
                                                                  Executive Officer,
                                                                  Director and member of
                                                                  the Investment Committee
                                                                  of the Joyce Foundation,
                                                                  a private foundation.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          HELD BY TRUSTEE
David C. Arch (62)              Trustee/Director/Managing
Blistex Inc.                    General Partner of funds
1800 Swift Drive                in the Fund Complex.
Oak Brook, IL 60523             Director of the Heartland
                                Alliance, a nonprofit
                                organization serving
                                human needs based in
                                Chicago. Board member of
                                the Illinois
                                Manufacturers'
                                Association.

Jerry D. Choate (69)            Trustee/Director/Managing
33971 Selva Road                General Partner of funds
Suite 130                       in the Fund Complex.
Dana Point, CA 92629            Director of Amgen Inc., a
                                biotechnological company,
                                and Valero Energy
                                Corporation, an
                                independent refining
                                company.

Rod Dammeyer (67)               Trustee/Director/Managing
CAC, L.L.C.                     General Partner of funds
4350 La Jolla Village Drive     in the Fund Complex.
Suite 980                       Director of Quidel
San Diego, CA 92122-6223        Corporation, Stericycle,
                                Inc., Ventana Medical
                                Systems, Inc. and Trustee
                                of The Scripps Research
                                Institute. Prior to April
                                2007, Director of GATX
                                Corporation. Prior to
                                April 2004, Director of
                                TheraSense, Inc. Prior to
                                January 2004, Director of
                                TeleTech Holdings Inc.
                                and Arris Group, Inc.

Linda Hutton Heagy+ (59)        Trustee/Director/Managing
Heidrick & Struggles            General Partner of funds
233 South Wacker Drive          in the Fund Complex.
Suite 7000                      Trustee on the University
Chicago, IL 60606               of Chicago Hospitals
                                Board, Vice Chair of the
                                Board of the YMCA of
                                Metropolitan Chicago and
                                a member of the Women's
                                Board of the University
                                of Chicago.

R. Craig Kennedy (56)           Trustee/Director/Managing
1744 R Street, NW               General Partner of funds
Washington, DC 20009            in the Fund Complex.
                                Director of First Solar,
                                Inc.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INDEPENDENT TRUSTEE              PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE

Howard J Kerr (72)                Trustee           Trustee       Prior to 1998, President         74
14 Huron Trace                                      since 2003    and Chief Executive
Galena, IL 61036                                                  Officer of Pocklington
                                                                  Corporation, Inc., an
                                                                  investment holding
                                                                  company.

Jack E. Nelson (72)               Trustee           Trustee       President of Nelson              74
423 Country Club Drive                              since 2000    Investment Planning
Winter Park, FL 32789                                             Services, Inc., a
                                                                  financial planning
                                                                  company and registered
                                                                  investment adviser in the
                                                                  State of Florida.
                                                                  President of Nelson Ivest
                                                                  Brokerage Services Inc.,
                                                                  a member of the Financial
                                                                  Industry Regulatory
                                                                  Authority ("FINRA"),
                                                                  Securities Investors
                                                                  Protection Corp. and the
                                                                  Municipal Securities
                                                                  Rulemaking Board.
                                                                  President of Nelson Sales
                                                                  and Services Corporation,
                                                                  a marketing and services
                                                                  company to support
                                                                  affiliated companies.

Hugo F. Sonnenschein (67)         Trustee           Trustee       President Emeritus and           74
1126 E. 59th Street                                 since 2003    Honorary Trustee of the
Chicago, IL 60637                                                 University of Chicago and
                                                                  the Adam Smith
                                                                  Distinguished Service
                                                                  Professor in the
                                                                  Department of Economics
                                                                  at the University of
                                                                  Chicago. Prior to July
                                                                  2000, President of the
                                                                  University of Chicago.

Suzanne H. Woolsey, Ph.D. (66)    Trustee           Trustee       Chief Communications             74
815 Cumberstone Road                                since 2000    Officer of the National
Harwood, MD 20776                                                 Academy of
                                                                  Sciences/National
                                                                  Research Council, an
                                                                  independent, federally
                                                                  chartered policy
                                                                  institution, from 2001 to
                                                                  November 2003 and Chief
                                                                  Operating Officer from
                                                                  1993 to 2001. Prior to
                                                                  1993, Executive Director
                                                                  of the Commission on
                                                                  Behavioral and Social
                                                                  Sciences and Education at
                                                                  the National Academy of
                                                                  Sciences/National
                                                                  Research Council. From
                                                                  1980 through 1989,
                                                                  Partner of Coopers &
                                                                  Lybrand.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          HELD BY TRUSTEE

Howard J Kerr (72)              Trustee/Director/Managing
14 Huron Trace                  General Partner of funds
Galena, IL 61036                in the Fund Complex.
                                Director of the Lake
                                Forest Bank & Trust.
                                Director of the Marrow
                                Foundation.

Jack E. Nelson (72)             Trustee/Director/Managing
423 Country Club Drive          General Partner of funds
Winter Park, FL 32789           in the Fund Complex.

Hugo F. Sonnenschein (67)       Trustee/Director/Managing
1126 E. 59th Street             General Partner of funds
Chicago, IL 60637               in the Fund Complex.
                                Trustee of the University
                                of Rochester and a member
                                of its investment
                                committee. Member of the
                                National Academy of
                                Sciences, the American
                                Philosophical Society and
                                a fellow of the American
                                Academy of Arts and
                                Sciences.

Suzanne H. Woolsey, Ph.D. (66)  Trustee/Director/Managing
815 Cumberstone Road            General Partner of funds
Harwood, MD 20776               in the Fund Complex.
                                Director of Fluor Corp.,
                                an engineering,
                                procurement and
                                construction
                                organization, since
                                January 2004. Director of
                                Intelligent Medical
                                Devices, Inc., a symptom
                                based diagnostic tool for
                                physicians and clinical
                                labs. Director of the
                                Institute for Defense
                                Analyses, a federally
                                funded research and
                                development center,
                                Director of the German
                                Marshall Fund of the
                                United States, Director
                                of the Rocky Mountain
                                Institute and Trustee of
                                California Institute of
                                Technology and the
                                Colorado College.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                               NUMBER OF
                                                     TERM OF                                    FUNDS IN
                                                    OFFICE AND                                    FUND
                                   POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS               HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INTERESTED TRUSTEE               PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE
Wayne W. Whalen* (68)             Trustee           Trustee       Partner in the law firm          74
333 West Wacker Drive                               since 2000    of Skadden, Arps, Slate,
Chicago, IL 60606                                                 Meagher & Flom LLP, legal
                                                                  counsel to funds in the
                                                                  Fund Complex.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE           HELD BY TRUSTEE
Wayne W. Whalen* (68)           Trustee/Director/Managing
333 West Wacker Drive           General Partner of funds
Chicago, IL 60606               in the Fund Complex.
                                Director of the Abraham
                                Lincoln Presidential
                                Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

OFFICERS

                                                       TERM OF
                                                      OFFICE AND
                                    POSITION(S)       LENGTH OF
NAME, AGE AND                        HELD WITH           TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   PORTFOLIO          SERVED      DURING PAST 5 YEARS
Ronald E. Robison (69)            President and       Officer       President of funds in the Fund Complex since September 2005
522 Fifth Avenue                  Principal           since 2003    and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036                Executive                         since May 2003. Managing Director of Van Kampen Advisors
                                  Officer                           Inc. since June 2003. Director of Investor Services since
                                                                    September 2002. Director of the Adviser, Van Kampen
                                                                    Investments and Van Kampen Exchange Corp. since January
                                                                    2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                    & Co. Incorporated. Managing Director and Director of Morgan
                                                                    Stanley Investment Management Inc. Chief Administrative
                                                                    Officer, Managing Director and Director of Morgan Stanley
                                                                    Investment Advisors Inc. and Morgan Stanley Services Company
                                                                    Inc. Managing Director and Director of Morgan Stanley
                                                                    Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                    Executive Officer and Director of Morgan Stanley Trust.
                                                                    Executive Vice President and Principal Executive Officer of
                                                                    the Institutional and Retail Morgan Stanley Funds. Director
                                                                    of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                    Officer of Morgan Stanley Investment Management Inc. and
                                                                    Executive Vice President of funds in the Fund Complex from
                                                                    May 2003 to September 2005.

Dennis Shea (54)                  Vice President      Officer       Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                      since 2006    Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                  and Van Kampen Advisors Inc. Chief Investment
                                                                    Officer--Global Equity of the same entities since February
                                                                    2006. Vice President of Morgan Stanley Institutional and
                                                                    Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006. Previously, Managing
                                                                    Director and Director of Global Equity Research at Morgan
                                                                    Stanley from April 2000 to February 2006.

J. David Germany (53)             Vice President      Officer       Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                       since 2006    Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                        and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                                 Officer--Global Fixed Income of the same entities since
                                                                    December 2005. Managing Director and Director of Morgan
                                                                    Stanley Investment Management Ltd. Director of Morgan
                                                                    Stanley Investment Management (ACD) Limited since December
                                                                    2003. Vice President of Morgan Stanley Institutional and
                                                                    Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

Amy R. Doberman (45)              Vice President      Officer       Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                      since 2004    Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                  Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                    the Adviser. Vice President of the Morgan Stanley
                                                                    Institutional and Retail Funds since July 2004 and Vice
                                                                    President of funds in the Fund Complex since August 2004.
                                                                    Previously, Managing Director and General Counsel of
                                                                    Americas, UBS Global Asset Management from July 2000 to July
                                                                    2004 and General Counsel of Aeltus Investment Management,
                                                                    Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)         Vice President      Officer       Managing Director of Morgan Stanley Investment Management
522 Fifth Avenue                  and Secretary       since 2003    Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                  Complex.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEE AND OFFICER INFORMATION continued

                                                       TERM OF
                                                      OFFICE AND
                                    POSITION(S)       LENGTH OF
NAME, AGE AND                        HELD WITH           TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                   PORTFOLIO          SERVED      DURING PAST 5 YEARS

John L. Sullivan (52)             Chief Compliance    Officer       Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100      Officer             since 2000    August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                          Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                    Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                    Investments, Vice President, Chief Financial Officer and
                                                                    Treasurer of funds in the Fund Complex and head of Fund
                                                                    Accounting for Morgan Stanley Investment Management Inc.
                                                                    Prior to December 2002, Executive Director of Van Kampen
                                                                    Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (46)            Chief Financial     Officer       Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100      Officer and         since 2007    Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181        Treasurer                         of funds in the Fund Complex since June 2007. Prior to June
                                                                    2007, Senior Vice President of Northern Trust Company,
                                                                    Treasurer and Principal Financial Officer for Northern Trust
                                                                    U.S. mutual fund complex.

  Van Kampen Life Investment Trust Aggressive Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Aggressive Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                                LITANNAGG 2/08
  (VAN KAMPEN INVESTMENTS LOGO)                             IU08-00608P-Y12/07

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. Both editions of Exhibit B and all three editions of Exhibit C are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit 12(1).

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007

                            REGISTRANT   COVERED ENTITIES(1)
                            ----------   -------------------
AUDIT FEES ..............   $156,700               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ...   $      0        $  731,800(2)
   TAX FEES .............   $ 17,450(3)     $   59,185(4)
   ALL OTHER FEES .......   $      0        $  211,105(5)
TOTAL NON-AUDIT FEES ....   $ 17,450        $1,002,090
TOTAL ...................   $174,150        $1,002,090

2006

                            REGISTRANT   COVERED ENTITIES(1)
                            ----------   -------------------
AUDIT FEES ..............   $152,300               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ...   $      0        $  756,000(2)
   TAX FEES .............   $ 15,600(3)     $   79,422(4)
   ALL OTHER FEES .......   $      0        $  203,498(5)
TOTAL NON-AUDIT FEES ....   $ 15,600        $1,038,920
TOTAL ...................   $167,900        $1,038,920

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Life Invesment Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: February 15, 2008